As filed with the Securities and Exchange Commission on June 26, 2006

Securities Act Registration No. 33-86006

Investment Company Act Registration No. 811-8850

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 20	[Ö]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 21

ICAP FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 2400 Chicago, Illinois (Address of Principal Executive Offices)	60606 (Zip Code)

Registrant's Telephone Number, including Area Code:  1-888-221-ICAP (4227)

Pamela H. Conroy

Institutional Capital Corporation

225 West Wacker Drive, Suite 2400

Chicago, Illinois  60606

(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[  ]

immediately upon filing pursuant to paragraph (b) of Rule 485

[  ]

on (date) pursuant to paragraph (b) of Rule 485

[  ]

60 days after filing pursuant to paragraph (a)(1) of Rule 485

[Ö]

on August 31, 2006 pursuant to paragraph (a)(1) of Rule 485

[  ]

75 days after filing pursuant to paragraph (a)(2) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(2) of Rule 485

Supplement to Prospectus dated August 31, 2006

MainStay ICAP Equity Fund*

MainStay ICAP Select Equity Fund*

MainStay ICAP International Fund*

Class I Shares

*

Formerly known as ICAP Equity Fund, ICAP Select Equity Fund and ICAP International Fund.

Recent Changes

On May 18, 2006, Institutional Capital Corporation (“Institutional Capital”), the former investment adviser to ICAP Funds, Inc. (the “Funds”), announced that it signed a definitive merger agreement with New York Life Investment Management Holdings LLC (“NYLIM Holdings”), a subsidiary of New York Life Insurance Company, under which, on June 30, 2006, Institutional Capital became a wholly-owned subsidiary of NYLIM Holdings and changed its name (and form of organization) to Institutional Capital LLC (“ICAP”).

As a result of this transaction, and after having received the appropriate shareholder approvals, New York Life Investment Management LLC (“NYLIM”), a wholly-owned subsidiary of NYLIM Holdings, replaced Institutional Capital as the Funds’ investment adviser and ICAP was retained to serve as the Funds’ subadviser effective August 25, 2006 (the “Effective Date”).  However, the same persons who managed the Funds’ portfolio investments prior to the transaction continue to do so.  The names of the Funds were also changed and new share classes were created, with the result that shareholders of the Funds prior to the Effective Date became shareholders of the Funds’ Class I shares.

UMB Fund Services, Inc. (“UMB”) currently serves as the Funds’ transfer agent and will continue to do so until on or about October 14, 2006 (the “Conversion Date”).  Accordingly, until the Conversion Date, in order to effect purchase, redemption and exchange transactions with the Funds, shareholders must follow the instructions contained in this Prospectus Supplement which describe UMB’s procedures.  If you have any questions about UMB’s procedures, please call UMB at 1-888-221-ICAP (4227).  After the Conversion Date, shareholders must follow the instructions contained in the attached Prospectus under the heading “Shareholder Guide” which describe the successor transfer agent’s procedures.

Your Account

How to Contact ICAP

For overnight deliveries, use:	For regular mail deliveries, use:	By telephone:

ICAP Funds, Inc. c/o UMB Fund Services, Inc. 803 West Michigan Street, Suite A Milwaukee, Wisconsin 53233-2301	ICAP Funds, Inc. c/o UMB Fund Services, Inc. P.O. Box 2160 Milwaukee, Wisconsin 53201-2160	1-888-221-ICAP (4227)

Web site: www.icapfunds.com

You may view your account balance, historical transactions and the daily performance of the Funds online.  Please visit www.icapfunds.com to learn more about these features.

How to Open an Account

●	Read this Prospectus Supplement and the related Prospectus carefully.

●

Complete the appropriate parts of the Purchase Application, carefully following the instructions.  If you have questions, please contact your investment professional or call us at 1-888-221-ICAP (4227).

●	Make your initial investment, and any subsequent investments, following the instructions set forth below. Send all items to one of the addresses referenced above in “How to Contact ICAP.”

●	All applications to purchase shares are subject to acceptance by the Funds and are not binding until so accepted. The Funds reserve the right to decline a Purchase Application in whole or in part.

On the Purchase Application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding.  In order to do this, an original signed Purchase Application must be on file with UMB.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold 28% of any dividends paid and redemption or exchange proceeds.

How to Buy Shares

You may pay for your shares by check or wire.  You may also use the automatic investment plan (“AIP”) or the exchange privilege.  Shares may also be purchased in kind, subject to approval by ICAP.  The share price you receive will be the Fund’s net asset value (“NAV”) next computed after the time UMB receives your purchase order in proper form.  UMB must receive your purchase order in proper form by 4:00 p.m., Eastern Time (or by the close of the New York Stock Exchange (the “NYSE”)) for your purchase to be effected on that day.  A confirmation indicating the details of each purchase transaction will be sent to you promptly.  The Funds reserve the right to reject any purchase request.

By check

●	To establish a new account, see “How to Open an Account” above.

●

Make out a check (or money order) for the investment amount, payable to “ICAP Funds.”  All checks must be in U.S. dollars and drawn on U.S. banks.  Cash, credit cards, third-party checks, credit card checks, travelers checks, checks drawn on banks outside the United States or other checks deemed at the Funds’ discretion to be high risk will not be accepted.

●

If you wish to make additional purchases, complete the investment slip that is included with your account statement, or, if this is not convenient, reference your name, account number and address on your check.

●	Checks are considered received and accepted when received in proper form by UMB.

If your check does not clear, you will be charged a $20 service fee.  You will also be responsible for any losses suffered by the Funds as a result.  The Funds may redeem shares you own in this or another identically registered ICAP Funds account as reimbursement for such losses.

By wire

●	To establish a new account by wire transfer, please call UMB at 1-888-221-ICAP (4227). UMB must assign an account number to you prior to wiring funds.

●	Instruct your bank to use the following wire instructions:

Wire to: UMB Bank, n.a.

ABA Number 101000695
Credit: ICAP Funds, Inc.
Account Number 9870609665

Further credit: ICAP Funds, Inc.
(name of Fund being purchased)
(your Account Number)
(your name or account registration)
(your social security or taxpayer identification number)

●	UMB must receive your wire by 4:00 p.m., Eastern Time (or by the close of the NYSE) for your purchase to be effected on that day.

●	The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

By automatic investment plan (“AIP”)

●	The AIP allows you to make regular, systematic investments in one or more Funds from your bank account.

●	Applications to establish the AIP on an existing account are available from UMB. Please call 1-888-221-ICAP (4227) to obtain an AIP Application.

●

Under the AIP, you may choose to make additional investments on the 5th, 10th, 15th, 20th or 25th day of the month (or the following business day if one of these days falls on a weekend or holiday) in amounts of $250 or more.  If no date is selected, purchases will be made on the 20th of each month.

●

A service fee of $20 will be deducted from your account for any AIP purchase that does not clear due to insufficient funds or if you prevent withdrawal of funds from the designated account, and your purchase will be canceled.  You will also be responsible for any losses suffered by the Funds as a result.  The Funds may redeem shares you own in this or another identically registered ICAP Funds account as reimbursement for such losses.

●	Upon a full redemption, any AIP established on your account will automatically be terminated, unless otherwise instructed in writing.

●

Your AIP will be terminated in the event two successive mailings we send to you are returned by the U.S. Post Office as undeliverable.  If this occurs, you must call or write UMB to reinstate your AIP.  Any changes to the AIP upon reinstatement will require a Medallion Signature Guarantee.

●	Your AIP does not move to another Fund upon a full exchange unless UMB is specifically instructed to do so.

By exchange

●	You may exchange your shares in one ICAP Fund for shares in any other ICAP Fund at any time by written or telephone request, unless you have declined this option on your Purchase Application.

●

The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after UMB receives exchange instructions in proper form.  Exchange requests received in proper form by 4:00 p.m., Eastern Time (or by the close of the NYSE) will be effected on that day.  Please note that an exchange is not a tax-free transaction.  Please consult your tax adviser for more information.

●	Send written exchange requests to one of the addresses referenced in “How to Contact ICAP” above.

●	Telephone exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time.

●

Accounts opened by exchange will have the same registration and privileges as the existing account, except for your AIP, which does not move to another Fund upon a full exchange unless UMB is specifically instructed to do so.

By in kind purchase

●	You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in kind” purchase).

●

In kind purchases may be made only upon ICAP’s approval and determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies and procedures.

●	Securities accepted by a Fund in an in kind purchase will be valued at market value.

How to Sell Shares

You may sell (redeem) all or a portion of your shares at any time.  The share price you receive will be the Fund’s NAV next computed after the time UMB receives your redemption request in proper form.  UMB must receive your redemption request in proper form by 4:00 p.m., Eastern Time (or by the close of the NYSE) for your redemption request to be effected on that day.  The Funds normally will mail or wire your redemption proceeds per your instructions the next business day and, in any event, no later than seven business days after receipt by UMB of a redemption request in proper form.  Redemptions may be made by written or telephone request as described below.  You may also redeem shares using the Systematic Withdrawal Plan (“SWP”) or the exchange privilege.  Shares may also be redeemed in kind, subject to ICAP’s approval and if determined to be in the best interests of all shareholders of the Fund.  A confirmation indicating the details of each redemption transaction will be sent to you promptly.

By written request

●

Contact UMB to request a Redemption Request Form or write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

●	Include the signatures of all registered account holders and any additional documents that may be required.

●

Send your request to one of the addresses referenced in “How to Contact ICAP” above.  If your redemption request is inadvertently sent to ICAP, the investment adviser, whose offices are located in Chicago, it will be forwarded to UMB, but the effective date of redemption will be delayed until the request is received in proper form by UMB.  Should your redemption request include shares purchased within seven business days by check or ACH, your request will be treated as not being in good order and will not be processed.  Please contact UMB with any questions.

●

Redemption proceeds will be mailed or wired per your request to the name(s) and address in which the account is registered or bank of record as shown on the records of UMB, or otherwise according to your letter of instruction if the request is received in proper form.  Please note that a $15 fee will be deducted from your proceeds if you redeem by wire or request an overnight delivery of your redemption proceeds.

By telephone

●	Please call UMB at 1-888-221-ICAP (4227) to determine if telephone redemption privileges have been previously established for your account.

●	To place your redemption request, please call UMB at 1-888-221-ICAP (4227). Redemption requests received by 4:00 p.m., Eastern Time (or by the close of the NYSE) will be effected on that day.

●	Should your redemption request include shares purchased within seven business days by check or ACH, your request will be treated as not being in good order and will not be processed.

●	Redemption requests by telephone are limited to a minimum of $500 and a maximum of $50,000 per account per day.

●

Proceeds redeemed by telephone will be mailed or wired per your request only to your address or bank of record as shown on the records of UMB.  Please note that a $15 fee will be deducted from your proceeds if you redeem by wire or request an overnight delivery of your redemption proceeds.

●

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to UMB.  The request must be signed by each shareholder of the account, with a Medallion Signature Guarantee.  Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

●	The Funds reserve the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions.

●	Once you place a telephone redemption request, it cannot be canceled or modified.

●

Neither the Funds nor UMB will be responsible for the authenticity of redemption instructions received by telephone.  Accordingly, you bear the risk of loss.  However, the Funds will use reasonable procedures to ensure that instructions received by telephone are genuine, including recording telephone transactions and sending written confirmation of such transactions to the investor of record.

●

You may experience difficulty in implementing a telephone redemption during periods of drastic economic or market changes.  If you are unable to contact UMB by telephone, you may also redeem shares by written request, as noted above.

By systematic withdrawal plan (“SWP”)

●	The SWP allows you to set up automatic withdrawals from your account at regular intervals.

●	Applications to establish a SWP are available from UMB. Please call 1-888-221-ICAP (4227) to obtain a SWP Application.

●	To begin withdrawals, you must have an initial balance of $10,000 in your account and withdraw at least $1,000 per payment.

●

Withdrawals can take place on the 5th, 10th, 15th, 20th or 25th day of the month (or the following business day if one of these days falls on a weekend or holiday), as indicated on your SWP Application.  If no date is selected, withdrawals will be made on the 20th of each month.

●

Depending upon the size of the account and the withdrawals requested (and fluctuations in the NAV of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even deplete your account.  If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed, the plan will be terminated and the proceeds will be sent to your address of record.

By exchange

●	You may exchange your shares in one ICAP Fund for shares in any other ICAP Fund at any time by written or telephone request, unless you have declined this option on your Purchase Application.

●

The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after UMB receives exchange instructions in proper form.  Exchange requests received in proper form by 4:00 p.m., Eastern Time (or by the close of the NYSE) will be effected on that day.  Please note that an exchange is not a tax-free transaction.  Please consult your tax adviser for more information.

●	Send written exchange requests to one of the addresses referenced in “How to Contact ICAP” above.

●	Telephone exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time.

●

Accounts opened by exchange will have the same registration and privileges as the existing account, except for your AIP, which does not move to another Fund upon a full exchange unless UMB is specifically instructed to do so.

By in kind redemption

●	You may redeem shares of a Fund for securities held by that Fund (“in kind” redemption).

●

In general, shareholders redeeming in kind will receive their proportionate share of each security and cash position held by the Fund valued in the same manner as the Fund determines its NAV (generally, market value).

●	In kind redemptions are subject to ICAP’s approval and will only be effected when in the best interests of all shareholders of the Fund.

Medallion Signature Guarantees

As a protection to both you and the Funds, the Funds require a Medallion Signature Guarantee for all authorized owners of an account:  (i) if you request that redemption proceeds be mailed or wired to a person other than the registered owner(s) of the shares, (ii) if you request that redemption proceeds be mailed or wired to other than the address or bank account of record or (iii) if you submit a redemption request within 30 days of an address change.  Medallion Signature Guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association.  Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the NYSE.  Call your financial institution to determine if it is a participant in a Medallion program.  A notarized signature is not an acceptable substitute for a Medallion Signature Guarantee.

Special Situations

Redemption requests from corporate, trust, and institutional accounts, and executors, administrators, and guardians, require documents in addition to those described above, evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, please call UMB at 1-888-221-ICAP (4227) before making the redemption request to determine what additional documents are required.

The date of this Prospectus Supplement is August 31, 2006.  Please retain it for your records.

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[MainStay Investments Logo]

MainStay ICAP Equity Fund*

MainStay ICAP Select Equity Fund*

MainStay ICAP International Fund*

Class I Shares

MainStay® Funds

PROSPECTUS

August 31, 2006

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

___________________

*

Formerly known as ICAP Equity Fund, ICAP Select Equity Fund and ICAP International Fund.

What’s Inside?

Recent Changes	1

The Funds	1

Investment Objectives and Principal Investment Strategies	1
Investment Selection Process	1
Types of Investments and Fund Policies	2
Risk Factors	3
Performance History	4
Fees and Expenses of the Funds	7
Financial Highlights	8

Know With Whom You’re Investing	11

Who Runs the Funds’ Day-to-Day Business?	11
Who Manages Your Money?	11
Investment Team	12

Shareholder Guide	13

Summary of Class I Shares	13
Class I Considerations	13
Information on Fees	14
Compensation to Dealers	14
Buying, Selling and Exchanging MainStay Shares	15
Investment Minimums	16
Opening Your Account – Direct Shareholders	17
Buying Additional Shares of the Funds – Direct Shareholders	18
Selling Shares – Direct Shareholders	19
General Policies	20
Purchases in Kind	22
Redemptions in Kind	22
Shareholder Services	22
Excessive Purchases and Redemptions or Exchanges	24
Fair Valuation and Portfolio Holdings Disclosure	25
Fund Earnings	26
Understand the Tax Consequences	27

Recent Changes

On May 18, 2006, Institutional Capital Corporation (“Institutional Capital”), the former investment adviser to ICAP Funds, Inc. (the “Funds”), announced that it signed a definitive merger agreement with New York Life Investment Management Holdings LLC (“NYLIM Holdings”), a subsidiary of New York Life Insurance Company (“New York Life”), under which, on June 30, 2006, Institutional Capital became a wholly-owned subsidiary of NYLIM Holdings and changed its name (and form of organization) to Institutional Capital LLC (“ICAP”).

As a result of this transaction, and after having received the appropriate shareholder approvals, New York Life Investment Management LLC (“NYLIM”), a wholly-owned subsidiary of NYLIM Holdings, replaced Institutional Capital as the Funds’ investment adviser and ICAP was retained to serve as the Funds’ subadviser effective August 25, 2006 (the “Effective Date”).  However, the same persons who managed the Funds’ portfolio investments prior to the transaction continue to do so.  The names of the Funds were also changed, as noted on the cover page of this Prospectus.  New share classes were created, with the result that shareholders of the Funds prior to the Effective Date became shareholders of the Funds’ Class I shares.

This Prospectus discusses the Class I shares of the Funds.  The Funds offer other classes of shares in a different prospectus.

The Funds

Investment Objectives and Principal Investment Strategies

MainStay ICAP Equity Fund.  The investment objective of the MainStay ICAP Equity Fund (“ICAP Equity Fund”) is to seek a superior total return with only a moderate degree of risk.  The Fund seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion.  The Fund seeks to achieve a total return greater than the Standard & Poor’s 500® Index (the “S&P 500® Index”) over a full market cycle and indices comprised of value-oriented stocks over shorter periods.  The Fund may invest in cash and cash equivalents to meet anticipated redemption requests, to pay expenses and while awaiting pending investment or reinvestment.  The Fund’s investment in such instruments will generally not exceed 5% of its total assets.  The Fund intends to be virtually fully invested in equity securities at all times.  The Fund will typically hold between 40 and 45 securities.

MainStay ICAP Select Equity Fund.  The investment objective of the MainStay ICAP Select Equity Fund (“ICAP Select Equity Fund”) is to seek a superior total return.  The Fund, which is non-diversified, seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion.  The Fund seeks to achieve a total return greater than the S&P 500® Index over a full market cycle and indices comprised of value-oriented stocks over shorter periods.  While the ICAP Equity and Select Equity Funds are similar, the ICAP Select Equity Fund will concentrate its investments in fewer securities than the ICAP Equity Fund.  The ICAP Select Equity Fund will typically hold between 20 and 30 securities.

MainStay ICAP International Fund.  The investment objective of the MainStay ICAP International Fund (“ICAP International Fund”) is to seek a superior total return with income as a secondary objective.  The Fund seeks to achieve its investment objective by investing primarily in equity securities of foreign companies with market capitalizations of at least $2 billion.  The Fund may invest in equity securities of companies that trade in emerging or developing markets.  The Fund’s investments may be publicly traded in the U.S. or on a foreign exchange, and may be bought or sold in a foreign currency.  The Fund seeks to achieve a total return greater than the Morgan Stanley Capital International Europe, Australasia and Far East Index (the “MSCI-EAFE Index”).  The Fund will typically hold between 30 and 50 securities.  The Fund at all times will have significant investments in each of at least three countries outside the United States.

Investment Selection Process

ICAP uses a team approach with a primarily large-cap value oriented investment style.  ICAP believes that a team approach to managing assets helps ensure that its investment style is consistently applied over time and that the knowledge, experience and interaction of its investment professionals greatly enhance the investment decision-making process.  ICAP’s investment process involves three key components: research, valuation and identification of a catalyst.

Research.  Research is key to the investment process.  ICAP principally employs internally generated research to evaluate the financial condition and business prospects of every company it considers, focusing on those companies where a catalyst is about to occur.  ICAP performs fundamental research, generally including communication with the top management at each of these companies, and often the customers, competitors and suppliers of these companies.

Valuation.  ICAP uses its proprietary valuation models to identify, from a universe of large- and mid-capitalization companies, those companies which ICAP believes offer the best relative values.  According to the models, the stocks of these companies sell below the price-to-earnings ratio warranted by their prospects.  From these undervalued companies, ICAP then eliminates from consideration those stocks that exhibit deteriorating earnings trends.  By investing in companies with stable-to-improving earnings patterns with reasonable valuations, ICAP attempts to lessen investment risk in the search for superior returns.

Identification of a catalyst.  ICAP looks beyond traditional measures of value to find companies where a catalyst for positive change is about to occur.  Specifically, ICAP focuses on companies where this catalyst has the potential to produce significant stock appreciation relative to the market over 12 to 18 months.  The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or the introduction of a new product).

Before a security is added to the Funds, ICAP’s investment team generally discusses, evaluates and approves each recommendation.  Using this highly disciplined process, ICAP’s investment team typically selects 40 to 45 securities for the ICAP Equity Fund, 20 to 30 securities for the ICAP Select Equity Fund and 30 to 50 securities for the ICAP International Fund.

The process does not end with the purchase of a security.  ICAP continuously monitors each security and evaluates whether to eliminate a security when its target price is achieved, the catalyst becomes inoperative or another stock offers greater opportunity for appreciation.

Types of Investments and Fund Policies

In implementing the investment objective of each Fund, ICAP may invest in the following securities and follow the policies described below.  Some of these securities and portfolio policies involve special risks, which are described below and in the Statement of Additional Information (“SAI”).

Common stocks and other equity securities.  The ICAP Equity and ICAP Select Equity Funds are subject to a non-fundamental investment policy that requires at least 80% of their respective assets to be invested in common stocks and other equity securities.  The Board of Directors may change this policy without shareholder approval, provided that shareholders are given at least 60 days’ notice.  Other equity securities may include American Depositary Receipts (“ADRs”), warrants, Real Estate Investment Trusts (“REITs”), preferred stocks and other securities convertible or exchangeable into common stock.  The ICAP International Fund will invest primarily in common stocks and other equity securities, as described in this paragraph, of foreign companies.

American Depositary Receipts (“ADRs”).  Each Fund may invest in ADRs.  ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary.  ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.  Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks.  In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.

Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  The ICAP International Fund may invest in GDRs and EDRs.  EDRs and GDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation.  GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks.  Depositary receipts involve many of the same risks of investing directly in foreign securities.

Options and futures transactions.  The Funds may invest up to 30% of their respective net assets in options and futures transactions, sometimes referred to as derivative transactions.  The Funds’ options and futures transactions may include instruments such as stock options, stock index options and futures contracts.  If these practices are used, the intent would be primarily to hedge the Funds.  A Fund may hold a futures or options position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available.

Common stocks and other equity securities of foreign companies and foreign currencies.  The ICAP International Fund may invest in foreign common stocks and other equity securities and currencies.  Other equity securities may include ADRs, GDRs, EDRs, warrants, REITs, preferred stocks and other securities convertible or exchangeable into common stock.  Common stocks of foreign companies are equity securities issued by a corporation domiciled outside of the United States that trade on a foreign securities exchange.  See “Risk Factors” for additional information.

Securities Lending.  As part of a Fund’s strategy, ICAP may participate in securities lending activities on behalf of the Fund.

Portfolio turnover.  Under normal market conditions, the ICAP Equity Fund and ICAP International Fund anticipate that portfolio turnover rates will generally be between 50% and 150%.  Because there are fewer stocks in the ICAP Select Equity Fund, portfolio turnover rates may be between 150% and 300%.  Although the historical portfolio turnover rates for the ICAP Select Equity Fund and ICAP International Fund have been higher, the Funds expect portfolio turnover rates to be lower going forward, particularly with respect to the ICAP International Fund due to the fact that it is now diversified.  The portfolio turnover rate indicates changes in a Fund’s securities holdings; generally, if all the securities in a Fund at the beginning of the period are replaced by the end of the period, the turnover rate would be 100%.  Changes in the size of the Funds and market fluctuations will affect the portfolio turnover.  You may realize taxable gains as a result of such trading of a Fund’s assets.  In addition, the Funds will incur transaction costs in connection with buying and selling securities, which may adversely affect a Fund’s performance.

Risk Factors

Principal risks of the Funds.  Each Fund will invest primarily in equity securities.  Equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  Equity securities markets may be volatile and are affected by economic growth and market conditions, interest rate levels and political events.  Moreover, an investment strategy used by ICAP may fail to produce the intended result.

The use of options and futures also involves risks and special considerations which include, among others, correlation risk and liquidity risk.  Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged.  Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value.  Generally, exchange-traded contracts are very liquid because the exchange clearinghouse is the counterparty of every contract.  Over-the-counter transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Investments in depositary receipts, such as ADRs, GDRs or EDRs, may entail the special risks of international investment, including currency exchange fluctuations, government regulations and the potential for political and economic instability.

ICAP Select Equity Fund risks.  The ICAP Select Equity Fund is non-diversified.  As a result, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds.  This may increase volatility.  The ICAP Select Equity Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

ICAP International Fund risks.  An investment in the ICAP International Fund entails the special risks of international investing, including currency exchange fluctuations, government regulations and the potential for political and economic instability.  Risks relating to withholding or other taxes, trading, settlement, custodial and other operational risks and the loss of stringent investor protection and disclosure standards of some foreign markets may cause the ICAP International Fund’s share price to be more volatile than that of a U.S.-only fund.  The ICAP International Fund may incur higher expenses and costs when making foreign investments, which will affect the Fund’s total return.  Because the ICAP International Fund may invest in securities of companies trading in emerging or developing markets, investing in this Fund involves risks in addition to and greater than those generally associated with investing in more developed foreign markets.  The extent of economic development, political stability, market depth, infrastructure and regulatory oversight can be less than in more developed markets.  Less developed countries may have smaller securities markets and lower trading volumes, which may lead to greater price volatility.  The legal and accounting structures of these countries may be less developed, creating a greater likelihood of high levels of inflation, deflation or currency devaluations, which could affect their economies and securities markets.  Changes affecting particular regions or sectors of international markets may also have a significant impact on the Fund.

Securities Lending Risks.  In a securities lending transaction, a Fund lends securities from its portfolio to a broker-dealer (or other financial institution) for a period of time.  The Fund receives interest and/or a fee and a promise that the security will be returned on a fixed date (or when sold, whichever is earlier).  The principal risk of securities lending is that the financial institution that borrows securities from the Funds could go bankrupt and the Funds might not be able to recover the securities or their value.

As a result of the foregoing risks, the Funds are suitable for long-term investors only.  The Funds are not designed as short-term investment vehicles.  An investment in one or more Funds may be an appropriate investment for you if you:

●	seek long-term capital appreciation;

●	want to include an equity fund in your investment portfolio; and

●	are willing to accept the risk that your investment may fluctuate over the short term in exchange for the potential for superior total returns.

Each Fund’s share price will fluctuate and may, at redemption, be worth more, or less, than your initial purchase price – accordingly, you may lose money on your investment.

Performance History

The return information provided in the bar charts and tables below reflects the performance of each Fund’s common shares (which, as of the Effective Date, became Class I shares).  This information, which is presented net of annual Fund operating expenses and assumes reinvestment of all dividends and distributions, illustrates how each Fund’s performance can vary, which is one indication of the risks of investing in the Funds.  The information shows changes in each Fund’s performance from year-to-year and shows how each Fund’s average annual returns (before and after taxes) compare with those of a broad-based measure of market performance over the life of the Fund.  Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns.

Fund	Calendar Year Total Returns	Best Quarter	Worst Quarter
ICAP Equity Fund Inception: 12/31/94		17.23% 2nd quarter, 1997	(19.67)% 3rd quarter, 2002
		Best Quarter	Worst Quarter
ICAP Select Equity Fund Inception: 12/31/97		18.66% 4th quarter, 1998	(19.06)% 3rd quarter, 2002
		Best Quarter	Worst Quarter
ICAP International Fund * Inception: 12/31/97		24.20% 4th quarter, 1998	(23.77)% 3rd quarter, 2002

The after-tax returns shown below are intended to show the impact of assumed federal income taxes on an investment in the Funds.  The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period.  The after tax returns are calculated using the highest individual federal marginal income tax and capital gains tax rates in effect at the times of the distributions and do not reflect the impact of state and local taxes.  For 2005, the highest ordinary income and short-term gain rate was 35%, the highest rate on qualified dividends was 15% and the highest long-term gain rate was 15%.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

_______________________

* Effective April 30, 2005, the ICAP Euro Select Equity Portfolio changed its name to the ICAP International Fund and broadened its focus from investments exclusively in Europe to investments in the European region plus all other countries outside of the United States.

Average annual total returns

as of December 31, 2005

Fund/Index	One year	Five years	Ten years	Since inception(1)

ICAP Equity Fund
Return Before Taxes	10.91%	3.56%	10.49%	12.81%
Return After Taxes on Distributions	7.46%	2.62%	8.91%	11.09%
Return After Taxes on Distributions and Sale of Fund Shares	9.78%	2.78%	8.48%	10.54%
S&P 500® Index(2)	4.91%	0.54%	9.07%	11.40%
S&P/Barra Value Index(3)	6.33%	2.53%	9.43%	11.68%

ICAP Select Equity Fund
Return Before Taxes	9.22%	6.13%	N/A	10.12%
Return After Taxes on Distributions	8.63%	5.70%	N/A	9.48%
Return After Taxes on Distributions and Sale of Fund Shares	6.77%	5.13%	N/A	8.61%
S&P 500® Index(2)	4.91%	0.54%	N/A	4.79%
S&P/Barra Value Index(3)	6.33%	2.53%	N/A	5.66%

ICAP International Fund (4)
Return Before Taxes	19.15%	9.77%	N/A	11.32%
Return After Taxes on Distributions	16.78%	8.98%	N/A	9.83%
Return After Taxes on Distributions and Sale of Fund Shares	13.63%	8.15%	N/A	9.10%
MSCI-Europe Index(5)	9.42%	3.68%	N/A	6.34%
MSCI-EAFE Index(6)	13.54%	4.55%	N/A	6.33%

____________

(1)	The ICAP Equity Fund commenced operations on December 31, 1994. The ICAP Select Equity Fund and the ICAP International Fund commenced operations on December 31, 1997.

(2)

The S&P 500® Index is an unmanaged index generally representative of the U.S. market for large-capitalization stocks.  The Index reflects no deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

(3)

The S&P/Barra Value Index is an unmanaged index generally representative of the U.S. market for large-capitalization stocks with lower price-to-book ratios, which is the part of the market in which ICAP generally invests.  The Index reflects no deduction for fees, expenses or taxes.  A direct investment in an index is not possible.  Effective June 30, 2006, the S&P/Barra Value Index was discontinued and replaced with the S&P 500/Citigroup Value Index, [add description].

(4)

Effective April 30, 2005, the ICAP International Fund broadened its focus from investments exclusively in Europe to investments in the European region plus all other countries outside of the United States.  It also changed its benchmark index from the MSCI-Europe to the MSCI-EAFE to match its broadened investment focus.

(5)

The MSCI-Europe Index is an unmanaged index generally representative of the European market for large- to mid-capitalization stocks.  The Index reflects no deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

(6)

The MSCI-EAFE Index (Europe, Australasia, Far East) is an unmanaged index of international stocks representing the developed world outside of North America.  The Index reflects no deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

Fees and Expenses of the Funds

The following table describes the fees and expenses that you will pay if you buy and hold Class I shares of the Funds.

	ICAP Equity Fund	ICAP Select Equity Fund	ICAP International Fund
SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of amount redeemed)	None	None	None

Redemption fee (as a percentage of the amount redeemed)	None	None	2.00%(1)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.08%	0.13%	0.32%
Total Annual Fund Operating Expenses	0.88%	0.93%	1.12%

Less: Fee waiver/expense reimbursement(3)	(0.08)%	(0.13)%	(0.32)%

Net expenses	0.80%	0.80%	0.80%

____________

(1)

For the ICAP International Fund only, a redemption fee of 2.00% of the current value of the shares redeemed may be imposed on redemptions of Class I shares made within one month of purchase.  Redemption fees are paid directly into Fund assets to help cover the costs that short-term trading generates.  There is no redemption fee on shares that have been held for more than one month.

(2)

Operating expenses are deducted from Fund assets before computing the daily share price or making distributions.  As a result, they do not appear on your account statement, but instead reduce your total return and distributions.  These expenses are expressed as a percentage of average net assets.

(3)

Pursuant to an expense cap agreement, the management fee will be waived and/or the operating expenses will be reimbursed to the extent necessary to ensure that the total operating expenses for each Fund’s Class I shares do not exceed 0.80% of its average net assets.  The expense cap agreement will terminate on August 25, 2008, unless extended.

Example

The following Example is intended to help you compare the cost of investing in the Class I shares of one or more of the Funds with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that you have a 5% return each year, that your dividends and distributions have been reinvested, that the Fund’s total operating expenses remain the same each year, and that the expense cap discussed above with respect to the Fund’s Class I shares will not continue beyond August 25, 2008.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	1 year	3 years	5 years	10 years
ICAP Equity Fund	$82	$273	$480	$1,077
ICAP Select Equity Fund	$82	$283	$502	$1,131
ICAP International Fund	$82	$324	$586	$1,335

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each Fund’s Class I shares (formerly common shares) for each of the past five years.  Certain information reflects financial results for a single Fund share.  The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions).  The information for the years ended December 31, 2004 and 2005 has been audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the annual report of the Funds, which is available upon request.  The annual report is also available at www.mainstayfunds.com.  The information for the years ended December 31, 2001, 2002 and 2003 was audited by other auditors whose report dated January 20, 2004 expressed an unqualified opinion on those financial highlights.  Information for the six months ended June 30, 2006 is unaudited.

ICAP Equity Fund

		Year Ended December 31,
(For a share outstanding throughout the year)	Six Months Ended June 30, 2006	2005	2004	2003	2002	2001
NET ASSET VALUE, BEGINNING OF YEAR		$44.01	$40.89	$32.07	$43.01	$43.66

Income from investment operations:
Net investment income		0.65	0.72	0.37	0.36	0.36
Net realized and unrealized gain (loss) on
investments		4.17	3.88	8.82	(10.94)	(0.64)

Total income (loss) from investment operations		4.82	4.60	9.19	(10.58)	(0.28)

Less distributions:
From net investment income		(0.64)	(0.72)	(0.37)	(0.36)	(0.37)
From net realized gain on investments		(7.02)	(0.76)	—	—	—

Total distributions		(7.66)	(1.48)	(0.37)	(0.36)	(0.37)

NET ASSET VALUE, END OF YEAR		$41.17	$44.01	$40.89	$32.07	$43.01

TOTAL RETURN		10.91%	11.33%	28.83%	(24.66)%	(0.61)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)		$800,011	$943,964	$1,079,900	$881,809	$1,190,907
Ratio of expenses to average net assets:
Before expense reimbursement		0.88%	0.87%	0.87%	0.86%	0.86%
After expense reimbursement		0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets:
Before expense reimbursement		1.29%	1.56%	0.96%	0.90%	0.81%
After expense reimbursement		1.37%	1.63%	1.03%	0.96%	0.87%
Portfolio turnover rate		86%	74%	97%	85%	87%

Financial Highlights

ICAP Select Equity Fund

		Year Ended December 31,
(For a share outstanding throughout the year)	Six Months Ended June 30, 2006	2005	2004	2003	2002	2001
NET ASSET VALUE, BEGINNING OF YEAR		$34.35	$29.79	$21.37	$28.50	$29.50

Income from investment operations:
Net investment income		0.45	0.56	0.21	0.16	0.15
Net realized and unrealized gain (loss) on
investments		2.70	4.76	8.42	(7.13)	(0.62)

Total income (loss) from investment operations		3.15	5.32	8.63	(6.97)	(0.47)

Less distributions:
From net investment income		(0.45)	(0.56)	(0.21)	(0.16)	(0.16)
From net realized gain on investments		(0.88)	(0.20)	—	—	(0.37)

Total distributions		(1.33)	(0.76)	(0.21)	(0.16)	(0.53)

NET ASSET VALUE, END OF YEAR		$36.17	$34.35	$29.79	$21.37	$28.50

TOTAL RETURN		9.22%	17.98%	40.68%	(24.53)%	(1.59)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)		$676,703	$285,529	$81,021	$37,985	$52,590
Ratio of expenses to average net assets:
Before expense reimbursement		0.93%	1.01%	1.22%	1.17%	1.19%
After expense reimbursement		0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets:
Before expense reimbursement		1.25%	1.97%	0.46%	0.27%	0.15%
After expense reimbursement		1.38%	2.18%	0.88%	0.64%	0.54%
Portfolio turnover rate		170%	198%	317%	358%	309%

Financial Highlights

ICAP International Fund*

		Year Ended December 31,
(For a share outstanding throughout the year)	Six Months Ended June 30, 2006	2005	2004	2003	2002	2001
NET ASSET VALUE, BEGINNING OF YEAR		$30.18	$24.20	$17.45	$21.69	$24.19

Income from investment operations:
Net investment income		0.55	0.30	0.39	0.29	0.18
Net realized and unrealized gain (loss) on
investments(1)		5.20	6.16	6.77	(4.24)	(2.35)

Total income (loss) from investment
operations		5.75	6.46	7.16	(3.95)	(2.17)

Less distributions:
From net investment income		(0.54)	(0.30)	(0.41)	(0.29)	(0.20)
From net realized gain on investments		(2.50)	(0.18)	—	—	(0.10)
From return of capital		—	—	—	—	(0.03)

Total distributions		(3.04)	(0.48)	(0.41)	(0.29)	(0.33)

NET ASSET VALUE, END OF YEAR		$32.89	$30.18	$24.20	$17.45	$21.69

TOTAL RETURN		19.15%	26.87%	41.85%	(18.37)%	(8.95)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)		$179,787	$94,158	$45,715	$18,406	$20,203
Ratio of expenses to average net assets:
Before expense reimbursement		1.12%	1.20%	1.57%	1.66%	1.65%
After expense reimbursement(2)		0.80%	0.80%	0.80%	0.80%	0.95%
Ratio of net investment income to average net assets:
Before expense reimbursement		1.73%	0.83%	1.12%	0.62%	0.02%
After expense reimbursement		2.05%	1.23%	1.89%	1.48%	0.72%
Portfolio turnover rate		139%	122%	218%	276%	267%

_______________________

(1)

For 2005, 2004, 2003 and 2002, includes $0.002, $0.002, $0.05 and $0.07, respectively, in redemption fees.

(2)

Prior to September 1, 2001, Institutional Capital voluntarily reimbursed the Fund to the extent necessary to ensure that the Fund’s operating expenses would not exceed 1.00% of its average net assets.  Beginning September 1, 2001, Institutional Capital voluntarily increased the reimbursement paid to the Fund to the extent necessary to ensure that the Fund’s operating expenses would not exceed 0.80% of its average net assets.  As a result, the effective expense ratio after expense reimbursement for the year ended December 31, 2001 was 0.95%.

_______________________

* Effective April 30, 2005, the ICAP Euro Select Equity Portfolio changed its name to the ICAP International Fund and broadened its focus from investments exclusively in Europe to investments in the European region plus all other countries outside of the United States.

Know With Whom You’re Investing

Who Runs the Funds’ Day-to-Day Business?

The Board of Directors of the Funds oversees the actions of the Manager, the Subadvisor and the Distributor (each, as defined below) and decides on general policies.  The Board also oversees the Funds’ officers, who conduct and supervise the daily business of the Funds.

New York Life Investment Management LLC (“NYLIM” or the “Manager”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the Funds’ Manager.  In conformity with the stated policies of the Funds, NYLIM administers each Fund’s business affairs and manages the investment operations of each Fund and the composition of the portfolio of each Fund, subject to the supervision of the Board of Directors.  The Manager commenced operations in April 2000 and is an independently managed, wholly-owned subsidiary of New York Life.  The Manager provides offices, conducts clerical, record-keeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds.

The Manager has delegated its portfolio management responsibilities for the Funds to the Subadivsor and is responsible for supervising the Subadvisor in the execution of its responsibilities.

The Manager also pays the salaries and expenses of all personnel affiliated with the Funds, and all the operational expenses that are not the responsibility of the Funds, including the fees paid to the Subadvisor.  Pursuant to a management contract with each Fund, the Manager is entitled to receive fees from each Fund, accrued daily and payable monthly.  The management fee payable to the Manager is 0.80% of each Fund’s average net assets.  Pursuant to an expense cap agreement, NYLIM has agreed to waive its management fee and/or reimburse operating expenses to the extent necessary to ensure that the total operating expenses of each Fund’s Class I shares do not exceed 0.80% of its average net assets.  The expense cap agreement will terminate on August 25, 2008 unless extended.  The expense cap agreement has the effect of lowering the overall expense ratio for the Class I shares of the applicable Fund and increasing the overall return to investors during the term of the agreement.

The Manager is not responsible for records maintained by the Funds’ custodian, transfer agent or Subadvisor, except to the extent expressly provided in the management agreement between the Manager and the Funds.

Pursuant to an agreement with NYLIM, Investors Bank & Trust Company (“IBT”), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116, provides sub-administration and sub-accounting services for the Funds. These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds’ respective net asset values, and assisting NYLIM in conducting various aspects of the Funds’ administrative operations.  For providing these services to the Funds, IBT is compensated by NYLIM.

Who Manages Your Money?

NYLIM serves as the Manager of the assets of the Funds pursuant to a management contract with the Funds.  NYLIM commenced operations in April 2000 and is a Delaware limited liability company.  NYLIM is a wholly-owned subsidiary of New York Life.  As of June 30, 2006, NYLIM and its affiliates managed approximately $_____ billion in assets.

Under the supervision of the Manager and pursuant to a subadvisory contract with the Manager, ICAP is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Funds.  For these services, ICAP is paid a monthly fee by NYLIM, not the Funds.

ICAP, 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606, has been in the investment management business since 1970, managing money for some of the world’s largest and most respected corporations and institutions.  As of June 30, 2006, ICAP managed approximately $____ billion in assets.  NYLIM and ICAP are affiliates.

For information regarding the basis for the Board of Directors’ approval of the management contract with NYLIM and the subadvisory contract with ICAP, please refer to the Funds’ semi-annual report to shareholders for the six-month period ended June 30, 2006.  This report is available without charge, upon request, by calling toll free 1-800-MAINSTAY (1-800-624-6782).  Alternatively, this information is available on the Edgar Database on the SEC’s website located at www.sec.gov.

Investment Team

ICAP uses a team approach in making investment decisions for each Fund, with all of the ICAP’s investment professionals contributing to the process.  The Funds’ SAI provides additional information about the members of the investment team, including other accounts they manage, their ownership of Fund shares and the method of determining their compensation.  The senior members of the investment team and their areas of responsibility are described below.  As used below, the term ICAP refers to the predecessor of Institutional Capital LLC (i.e., Institutional Capital Corporation).

Robert H. Lyon, chief investment officer, joined ICAP in 1976 as a securities analyst.  Before 1976, he worked at the First National Bank of Chicago as a strategist and economist.  In 1981, Mr. Lyon joined Fred Alger Management in New York, as an investment analyst and executive vice president.  In 1988, he returned to ICAP and initially served as director of research before becoming the president and chief investment officer of the senior investment committee in 1992.  He earned a BA in economics from Northwestern University and an MBA from the Wharton School of Finance.

Gary S. Maurer joined ICAP in 1972 as a quantitative analyst.  Mr. Maurer is a member of the senior investment committee.  He earned a BA in economics from Cornell University and an MBA from the University of Chicago.

Jerrold K. Senser, CFA, is co-chief investment officer and a member of the senior investment committee.  He is responsible for economic analysis and portfolio strategy.  Before joining ICAP in 1986, Mr. Senser was an economist at Stein Roe & Farnham.  Mr. Senser earned a BA in economics from the University of Michigan and an MBA from the University of Chicago.

Thomas R. Wenzel, CFA, is the director of research and a member of the senior investment committee.  Mr. Wenzel joined ICAP in 1992 and is responsible for the analysis and stock recommendations for the financials sector.  Previously, he served as a senior equity analyst at Brinson Partners, Inc.  At the University of Wisconsin-Madison, Mr. Wenzel earned a BA in economics and an MBA.

Jeffrey A. Miller, CFA, is a member of the senior investment committee.  Mr. Miller joined ICAP in 1999 and is responsible for the analysis and stock recommendations for the technology sector.  He was an equity research associate at Dain Rauscher Corporation for three years before joining ICAP.  He earned a BBA in finance from Southern Methodist University and an MBA from Loyola University Chicago where he graduated summa cum laude with Dean’s Honors.

Kathleen C. Pease, CFA, is member of the senior investment committee and is responsible for the analysis and stock recommendations for the capital spending and retail sectors.  Before joining ICAP in 1995, Ms. Pease was an analyst at ANB, a subsidiary of Bank One.  She earned a BA at Georgetown University and an MBA from Northwestern University.

Paula L. Rogers joined ICAP in 1997 and is a member of the senior investment committee and director of client service.  Previously, Ms. Rogers held management positions at Goldman Sachs and Northern Trust.  She earned a BBA from the University of Michigan and an MBA from the University of Chicago.

Andrew P. Starr, CFA, is a member of the senior investment committee.  Mr. Starr joined ICAP in 1998 and is responsible for the analysis and stock recommendations for the basic industries, consumer durables, and energy sectors.  His prior experience includes analyst positions at Scudder Kemper Investments and Morningstar.  He earned a BA at DePauw University and an MBA from the University of Chicago.

Matthew T. Swanson, CFA, is a member of the senior investment committee.  Mr. Swanson joined ICAP in 1999 and is responsible for the analysis and stock recommendations for the health care sector.  He earned a BA in economics and an MBA from Northwestern University.

William J. Van Tuinen, CFA, is a member of the senior investment committee.  Mr. Van Tuinen joined ICAP in 1995 and is responsible for the analysis and stock recommendations for the services, consumer staples, and transportation sectors.  He earned a BA in economics from Northwestern University and an MBA from the University of Chicago.

Shareholder Guide

The following pages are intended to help you understand the costs associated with buying, holding and selling your Fund investments.  This Prospectus describes Class I shares.  The Funds offer other classes of shares in a different prospectus.

Summary of Class I Shares

Class I

Initial sales charge	None

Contingent deferred sales charge	None

Ongoing distribution and/or service fee (Rule 12b-1 fee)	None

Shareholder service fee	None

Redemption fee	None(1)

Purchase Maximum	None

_______________________

(1)

The ICAP International Fund imposes a 2% redemption fee on certain redemptions of Class I shares.  Please see “Information on Fees” in this section for details.

Class I Considerations

You pay no initial sales charge or contingent deferred sales charge (“CDSC”) on an investment in Class I shares.  In addition, you do not pay any ongoing distribution or service fees.

You may buy Class I shares if you are an:

●	Institutional Investor, which includes, among others

-

certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through NYLIM Retirement Plan Services, NYLife Distributors LLC (the “Distributor”) or their affiliates;

	-	certain financial institutions, endowments, foundations or corporations with a service arrangement through the Distributor or its affiliates; or

	-	purchases through a program sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with the Distributor.

●	Individual Investor−−who is initially investing at least $5 million in any single Fund.

●	Existing Class I Shareholder−−who owned shares of the no-load class of any ICAP Fund, Inc. as of the Effective Date (the no-load class of each Fund was renamed Class I on August 31, 2006).

Information on Fees

The ICAP International Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at market value) on redemptions (including exchanges) of Class I shares made within one month of purchase. The redemption fees are received directly by the Fund and are implemented as a 2.00% reduction in the proceeds that would otherwise be received by a redeeming shareholder. The redemption fee is designed to offset transaction and administrative costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fee may not apply to redemptions of shares by certain benefit plan accounts such as 401(k) plans, Section 529 qualified tuition plans, accounts held in omnibus accounts on the books of certain financial intermediary firms, wrap program accounts or on redemptions of shares held at the time of death or the initial determination of a permanent disability of a shareholder. The redemption fee does not apply on redemptions effected through a MainStay Investments Systematic Withdrawal/Exchange Plan. Please contact us at 1−800−MAINSTAY (1-800-624-6782) if you have questions as to whether the redemption fee applies to some or all of your shares.

Compensation to Dealers

Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the Funds and shareholders. Such compensation varies depending upon the Fund sold, the amount invested, the share class purchased, the amount of time that shares are held, and/or the services provided.

•

The Distributor or an affiliate, from its own resources, pays a sales concession of up to 0.10% on the purchases of Class I shares to dealers at the time of sale and up to 0.10% annually on Class I shares held.

•

In addition to payments described above, the Distributor or an affiliate, from its own resources, pays other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of Fund shares and/or shareholder or account servicing arrangements.  These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.30% on new sales and/or up to 0.40% annually on assets held.

•

The Distributor may pay a finder’s fee or other compensation to third parties in connection with the sale of Fund shares and/or shareholders or account servicing arrangements.

•

The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.

•

The Distributor or an affiliate may also make payments for recordkeeping and other administrative services to financial intermediaries that sell Fund shares.

•

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of the Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds may use financial firms that sell Fund shares to make transactions for a Fund’s portfolio, neither the Funds, NYLIM nor ICAP will consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Payments made from the Distributor’s or an affiliate’s own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds.  For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of fund shares.

For more information regarding any of the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial advisor. YOU SHOULD REVIEW CAREFULLY ANY DISCLOSURE BY YOUR FINANCIAL INTERMEDIARY FIRM AS TO COMPENSATION RECEIVED BY THAT FIRM AND/OR YOUR FINANCIAL ADVISOR.

Buying, Selling and Exchanging MainStay Shares

GOOD ORDER means all the necessary information, signatures and documentation have been fully completed.

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I shares of the Funds.

If you are investing through a financial intermediary firm, the firm will assist you with opening an account. Your financial advisor may place your order by phone.  The Funds’ transfer agent, NYLIM Service Company LLC (“MainStay Investments”), must receive your completed application and check in good order within three business days.

You buy shares at net asset value (“NAV”). NAV is generally calculated as of the close of regular trading (usually 4 pm Eastern Time) on the New York Stock Exchange (the “Exchange”) every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after the Funds receive your order in good order. Alternatively, MainStay Investments has arrangements with certain financial intermediary firms such that purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a Fund’s NAV next computed after acceptance by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the Funds.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds, or your financial advisor on their behalf, must obtain the following information for each person who opens a new account:

-

Name;

-

Date of birth (for individuals);

-

Residential or business street address (although post office boxes are still permitted for mailing); and

-

Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

FEDERAL LAW PROHIBITS THE FUNDS AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Investment Minimums

The following minimums apply if you are investing in Class I shares of the Funds:

-

Individual Investors – $5 million for initial purchases of any single MainStay Fund and no minimum subsequent purchase amount, and

-

Institutional Investors – no minimum initial or subsequent purchase amounts.

For existing Class I shareholders who owned shares of the no-load class of any ICAP Fund, Inc. as of the Effective Date, there is no minimum initial or subsequent purchase amount.

A minimum initial investment amount may be waived for purchases by the Board of Directors and employees of New York Life and its affiliates and subsidiaries.  The Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion.

Opening Your Account – Direct Shareholders

	HOW	DETAILS

BY WIRE:

You or your registered representative should call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) to obtain an account number and wiring instructions.  Wire the purchase amount to:

State Street Bank and Trust Company

− ABA #011−0000−28

− MainStay Funds (DDA #99029415)

− Attn: Custody and Shareholder Services

To buy shares the same day, MainStay Investments must receive your wired money by 4 pm Eastern Time.

The wire must include: − name(s) of investor(s); − your account number; and − Fund Name and Class of shares. Your bank may charge a fee for the wire transfer.

BY PHONE:

Have your investment professional call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) between 8 am and 6 pm Eastern Time any day the New York Stock Exchange is open. Call before 4 pm to buy shares at the current day’s NAV.

MainStay Investments must receive your application and check, payable to MainStay Funds in good order within three business days.  If not, MainStay Investments can cancel your order and hold you liable for costs incurred in placing it.

Be sure to write on your check:

− name(s) of investor(s).

− your account number; and

− Fund name and Class of shares.

BY MAIL:

Return your completed MainStay Funds application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 8401

Boston, Massachusetts 02266-8401

Send overnight orders to:

MainStay Funds

c/o Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Make your check payable to MainStay Funds. − $5,000,000 minimum Be sure to write on your check: − name(s) of investor(s); and − Fund name and Class of shares.

Buying Additional Shares of the Funds – Direct Shareholders

	HOW	DETAILS

BY WIRE:

Wire the purchase amount to:

State Street Bank and Trust Company

− ABA #011−0000−28

− Attn:  Custody and Shareholder Services

− MainStay Funds (DDA #99029415)

− Shareholder Name _______________

− Shareholder Account No.__________

To buy shares the same day, MainStay Investments must receive your wired money by 4 pm Eastern Time.

The wire must include: − name(s) of investor(s); − your account number; and − Fund Name and Class of shares. Your bank may charge a fee for the wire transfer.

ELECTRONICALLY:

Call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) between 8 am and 6 pm Eastern Time any day the New York Stock Exchange is open to make an ACH purchase; call before 4 pm to buy shares at the current day’s NAV; or Visit us at www.mainstayfunds.com.

Eligible investors can purchase shares by using electronic debits from a designated bank account. The maximum ACH purchase amount is $100,000.

BY MAIL:

Return your completed MainStay Funds application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 8401

Boston, Massachusetts 02266-8401

Send overnight orders to:

MainStay Funds

c/o Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Make your check payable to MainStay Funds. − $50 minimum for Class A and C shares. Be sure to write on your check: − name(s) of investor(s); and − Fund name and Class of shares.

Selling Shares – Direct Shareholders

	HOW	DETAILS

BY CONTACTING YOUR FINANCIAL ADVISOR:		− You may sell (redeem) your shares through your financial advisor or by any of the methods described below.

BY PHONE:

TO RECEIVE PROCEEDS BY CHECK:

Call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) between 8 am and 6 pm Eastern Time any day the New York Stock Exchange is open.  Call before 4 pm Eastern Time to sell shares at the current day’s NAV.

TO RECEIVE PROCEEDS BY WIRE:

Call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) between 8 am and 6 pm Eastern Time any day the New York Stock Exchange is open.  Eligible investors may sell shares and have proceeds electronically credited to a designated bank account.

TO RECEIVE PROCEEDS ELECTRONICALLY BY ACH:  Call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) between 8 am and 6 pm Eastern Time any day banks and the New York Stock Exchange are open; or visit us at www.mainstayfunds.com.

− MainStay Investments will only send checks to the account owner at the owner’s address of record and generally will not send checks to addresses on record for 30 days or less.

− The maximum order MainStay Investments can process by phone is $100,000.

− Generally, after receiving your sell order by

phone, MainStay Investments will send the proceeds by bank wire to your designated bank account the next business day, although it may take up to seven days to do so. Your bank may charge you a fee to receive the wire transfer.

− MainStay Investments must have your bank account information on file.

− There is an $11 fee for wire redemptions.

− The minimum wire transfer amount is $1,000.

− MainStay Investments must have your bank account information on file.

− Proceeds may take 2−3 days to reach your bank account.

− There is no fee from MainStay Investments for this transaction.

− The maximum ACH transfer amount is $100,000.

BY MAIL:

Return your completed MainStay Funds application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 8401

Boston, Massachusetts 02266-8401

Send overnight orders to:

MainStay Funds

c/o Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Write a letter of instruction that includes:

* your name(s) and signature(s);

* your account number;

* Fund name and Class of shares; and

* dollar or share amount you want to sell.

Obtain a Medallion Signature Guarantee or other documentation, as required.

There is a $15 fee for checks mailed to you via overnight service.

General Policies

Buying Shares.

•

All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.

•

MainStay Investments does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

•

If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•

A Fund may, in its discretion, reject any order for the purchase of shares.

•

To limit the Funds’ expenses, we do not issue share certificates.

Selling Shares.

•

Your shares will be sold at the next NAV calculated after MainStay Investments receives your request in good order. MainStay Investments will make the payment within seven days after receiving your request in good order.

•

If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

•

When you sell Class I shares of the ICAP International Fund within one month of purchase, the Fund will impose a redemption fee of 2.00% on the total redemption amount (calculated at market value), except as otherwise provided herein.

•

There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

•

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MainStay Investments takes reasonable measures to verify the order.

•

Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

•

MainStay Investments requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

•

MainStay Investments requires a written order to sell shares and a Medallion Signature Guarantee if:

-

MainStay Investments does not have on file required bank information to wire funds;

-

the proceeds from the sale will exceed $100,000;

-

the proceeds of the sale are to be sent to an address other than the address of record; or

-

the proceeds are to be payable to someone other than the account holder(s).

•

In the interests of all shareholders, the Funds reserve the right to:

-

change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

-

change or discontinue the systematic withdrawal plan upon notice to shareholders; and/or

-

change the minimum investment amounts.

When you buy and sell shares directly from the Fund, you will receive confirmation statements that describe your transaction. You should review the information in the confirmation statements carefully. If you notice an error, you should call MainStay Investments immediately. If you fail to notify MainStay Investments within one year of the transaction, you may be required to bear the costs of correction.

Additional Information.  The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party – e.g., a bank, broker, 401(k), financial advisor or financial supermarket – there  may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in a Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time, any of the Funds may close and reopen to new investors or new share purchases at its discretion. Due to the nature of their portfolio investments, certain Funds may be more likely to close and reopen than others. If a Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund. If a Fund is closed to new investors, you may not exchange shares from other MainStay Funds for shares of that Fund unless you are already a shareholder of such Fund.

CONVENIENT, YES . . . BUT NOT RISK-FREE. Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that MainStay Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using MainStay’s Audio Response System or the internet, you bear the risk of any loss from your errors unless the Funds or MainStay Investments fail to use established safeguards for your protection. These safeguards are among those currently in place at the MainStay Funds:

-

all phone calls with service representatives are tape recorded; and

-

written confirmation of every transaction is sent to your address of record.

The Funds and MainStay Investments reserve the right to shut down the MainStay Audio Response System or the system might shut itself down due to technical problems.

Medallion Signature Guarantees.  A Medallion Signature Guarantee helps protect against fraud.  To protect your account, each Fund and MainStay Investments from fraud, Medallion Signature Guarantees are required to enable MainStay Investments to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange Medallion Signature Program (MSP). Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.  Signature guarantees that are not a part of these programs will not be accepted.  Please note that a notary public stamp or seal is not acceptable. Shareholders may contact MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for further details.

Investing for Retirement.  You can purchase shares of any of the MainStay Funds offered by this Prospectus for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

Purchases in Kind

You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in kind” purchase).  In kind purchases may be made only upon ICAP’s approval and determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies and procedures.  Securities accepted by a Fund in an in kind purchase will be valued at market value.

Redemptions in Kind

The Funds reserve the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund’s portfolio, in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

Shareholder Services

Automatic Services.  Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at www.mainstayfunds.com, contacting your financial advisor for instructions, or by calling MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for a form.

Systematic Investing – Individual Shareholders Only

MainStay Funds offer three automatic investment plans:

1.

AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

-

make regularly scheduled investments; and/or

-

purchase shares whenever you choose.

2.

Dividend reinvestment

Automatically reinvest dividends and distributions from one MainStay Fund into the same Fund or the same Class of any other MainStay Fund.

3.

Payroll deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

Systematic Withdrawal Plan – Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of the initial request and shares must not be in certificate form.  The Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among Funds.  You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another.  You may not exchange shares between classes.

You may also exchange shares of a MainStay Fund for shares of the same class, if offered, of any of the following funds, which are offered in a different prospectus:

– MainStay All Cap Growth Fund	– MainStay Indexed Bond Fund

– MainStay All Cap Value Fund	– MainStay Intermediate Term Bond Fund

– MainStay Balanced Fund	– MainStay International Equity Fund

– MainStay Capital Appreciation Fund	– MainStay Large Cap Growth Fund

– MainStay Cash Reserves Fund	– MainStay Large Cap Opportunity Fund(1)

– MainStay Common Stock Fund	– MainStay MAP Fund

– MainStay Conservative Allocation Fund	– MainStay Mid Cap Growth Fund

– MainStay Diversified Income Fund	– MainStay Mid Cap Opportunity Fund

– MainStay Floating Rate Fund	– MainStay Mid Cap Value Fund

– MainStay Government Fund	– MainStay Moderate Allocation Fund

– MainStay Growth Allocation Fund	– MainStay Moderate Growth Allocation Fund

– MainStay Growth Equity Fund(1)	– MainStay S&P 500 Index Fund

– MainStay High Yield Corporate Bond Fund	– MainStay Short Term Bond Fund

– MainStay International Equity Fund	– MainStay Small Cap Growth Fund

– MainStay Income Manager Fund	– MainStay Small Cap Value Fund

– MainStay Total Return Fund

– MainStay Value Fund

Before making an exchange request, read the prospectus of the fund you wish to purchase by exchange.  You can obtain a prospectus for any fund by contacting your broker, financial advisor or other financial institution by calling the Funds at 1-800-MAINSTAY (1-800-624-6782).

_______________________

(1)

Offered only to residents of Connecticut, Maryland, New Jersey and New York.

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that Fund. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

The exchange privilege is not intended as a vehicle for short term trading, nor are the Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see “Excessive Purchases and Redemptions or Exchanges” in this section).

The Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

Excessive Purchases and Redemptions or Exchanges

The Funds are not intended to be used as a vehicle for excessive or short-term trading (such as market timing). The interests of a Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Manager or Subadvisor might have to maintain more of a Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, trade infrequently, or are relatively illiquid (such as foreign securities), may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. Accordingly, the Funds’ Board of Directors has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. These policies are discussed more fully below. There is the risk that the Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive of short-term trading. A Fund may change its policies or procedures at any time without prior notice to shareholders.

The Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Funds. In addition, the Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in this Prospectus) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect a Fund or its operations, including those from any individual or group who, in the Funds’ judgment, is likely to harm Fund shareholders. Pursuant to the Funds’ policies and procedures, a Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example,  transactions conducted through systematic investment or withdrawal plans are not subject to the surveillance procedures. Exceptions are subject to the advance approval by the Fund’s Chief Compliance Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the Fund’s policies and procedures, no Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of Fund shares.

The Funds, through MainStay Investments and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. As part of this surveillance process, the Funds examine transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. To the extent identified under these surveillance procedures, a Fund will place a “block” on any account if, during any 60−day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60 day period in that Fund. The Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may be not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Funds’ Chief Compliance Officer that such investment programs and strategies are consistent with the foregoing (e.g., they either work from an asset allocation model or direct transactions to conform to a model portfolio).

In addition to these measures, the Funds may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading.  In particular, the ICAP International Fund has done just this with respect to redemptions of Class I shares made within one month of purchase.

While the Funds discourage excessive or short-term trading, there is no assurance that the Funds or their procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The Funds’ ability to reasonably detect all such trading may be limited, for example, where the Funds must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to Fund shareholders.

Fair Valuation and Portfolio Holdings Disclosure

Determining the Funds’ Share Prices (NAV) and the Valuation of Securities.  Each Fund generally calculates the value of its investments (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time) every day the Exchange is open.  The Funds do not determine NAV on days the Exchange is closed.  The Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV per share for a class of shares is determined by dividing the value of a Fund’s net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Fund’s investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Fund’s portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager deems a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Funds and has delegated day-to-day responsibility for fair value determinations to the Funds’ Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting  securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain Funds’, notably the ICAP International Fund, fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Portfolio Holdings Information.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings is available in the Funds’ SAI. MainStay Funds publish quarterly a list of each Fund’s ten largest holdings and publish monthly a complete schedule of the Funds’ portfolio holdings on the internet at www.mainstayfunds.com. You may also obtain this information by calling toll-free 1-800-MAINSTAY (1-800-624-6782). Disclosure of the Funds’ schedule of portfolio holdings is provided monthly approximately 30 days after the end of the reported month. In addition, disclosure of the Funds’ top ten holdings is made quarterly approximately 15 days after the end of each calendar quarter. The Funds’ quarterly holdings information is also provided in the annual report and semiannual report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

Fund Earnings

If you prefer to reinvest dividends and/or capital gains in another Fund, you must first establish an account in that class of shares of the Fund.

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SEEK PROFESSIONAL ASSISTANCE. Your financial advisor can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser. For additional information on federal, state and local taxation, see the SAI.

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BUY AFTER THE DIVIDEND PAYMENT. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

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MainStay Investments reserves the right to automatically reinvest dividend distributions of less than $10.00.

Dividends and Interest.  Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as “dividends.”  The dividends paid by each Fund will vary based on the income from its investments and the expenses incurred by the Fund.

When the Funds Pay Dividends.  Dividends are normally paid on the first business day of each quarter after a dividend is declared.  For the ICAP International Fund, however, dividends are normally paid less frequently, typically on a semi-annual or annual basis.

Capital Gains.  The Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains.  The Fund will normally distribute any capital gains to shareholders in December.

How to Take Your Earnings.  You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted by the broker-dealer) or MainStay Investments directly. The seven choices are:

1.

Reinvest dividends and capital gains in:

-

the same Fund; or

-

another MainStay Fund of your choice (other than a Fund that is closed, either to new investors or to new share purchases).

2.

Take the dividends in cash and reinvest the capital gains in the same Fund.

3.

Take the capital gains in cash and reinvest the dividends in the same Fund.

4.

Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same Fund.

5.

Take dividends and capital gains in cash.

6.

Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original Fund.

7.

Reinvest all or a percentage of the dividends in another MainStay Fund (other than a Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same Fund.

Understand the Tax Consequences

Most of Your Earnings are Taxable.  Virtually all of the dividends and capital gains distributions you receive from the Funds are taxable, whether you take them as cash or automatically reinvest them. A Fund’s realized earnings are taxed based on the length of time a Fund holds its investments, regardless of how long you hold Fund shares. If a Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings of the Funds will generally be a result of capital gains that may be taxed as either long-term capital gains or short-term capital gains (taxed as ordinary income). Earnings generated by interest received on fixed income securities generally will be a result of income generated on debt investments and will be taxable as ordinary income.

For individual shareholders, a portion of the dividends received from the Funds may be treated as “qualified dividend income,” which is currently taxable to individuals at a maximum rate of 15%, to the extent that such Funds receive qualified dividend income from domestic corporations and certain qualified foreign corporations and certain holding period and other requirements are met. The shareholder must also generally satisfy a more than 60 day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. For corporate shareholders, a portion of the dividends received from the Funds may qualify for the corporate dividends received deduction.

MainStay Investments will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

The Funds may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

Exchanges.  An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation.

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No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the related SAI do not constitute an offer by the Funds or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer in such jurisdiction.

Statement of Additional Information (SAI)

Provides more details about the Funds. The current SAI is incorporated by reference into this Prospectus and has been filed with the SEC.

Annual/Semi-annual Reports

Provide additional information about the Funds’ investments and include discussions of market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To Obtain Information:

More information about the Funds, including the SAI and the annual/semi-annual reports, is available, without charge, upon request. To obtain information, or for shareholder inquiries, call toll-free 1-800-MAINSTAY (1-800-624-6782), visit our website at www.mainstayfunds.com, or write to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

You can also review and copy information about the Funds (including the SAI) by visiting the SEC’s Public Reference Room in Washington, D.C. (phone 1-202-942-8090). This information is also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained by paying a duplicating fee and sending an e-mail to publicinfo@sec.gov or writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

NYLife Distributors LLC

169 Lackawanna Avenue

Parsippany, New Jersey 07054

NYLife Distributors LLC is the Distributor of the MainStay Funds.

The MainStay Funds

SEC File Number: 811−8850

For more information, call 1−800−MAINSTAY (1−800−624−6782) or visit our website at www.mainstayfunds.com.

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[MainStay Investments Logo]

MainStay ICAP Equity Fund*

MainStay ICAP Select Equity Fund*

MainStay ICAP International Fund*

Class A, Class C, Class I,

Class R1, Class R2 and Class R3 Shares

MainStay® Funds

PROSPECTUS

August 31, 2006

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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*

Formerly known as ICAP Equity Fund, ICAP Select Equity Fund and ICAP International Fund.

What’s Inside?

Recent Changes	1

The Funds	1

Investment Objectives and Principal Investment Strategies	1
Investment Selection Process	1
Types of Investments and Fund Policies	2
Risk Factors	3
Performance History	4
Fees and Expenses of the Funds	7
Financial Highlights	10

Know With Whom You’re Investing	13

Who Runs the Funds’ Day-to-Day Business?	13
Who Manages Your Money?	13
Investment Team	14

Shareholder Guide	15

Before You Invest: Deciding Which MainStay Class of Shares to Buy	15
Summary of Important Differences Among Share Classes	16
Class A Share Considerations	17
Class C Share Considerations	17
Class I Considerations	17
Class R1, R2 and R3 Considerations	18
Information on Sales Charges	18
Sales Charge Reductions and Waivers on Class A Shares	19
Information on Fees	21
Compensation to Dealers	22
Buying, Selling and Exchanging MainStay Shares	23
Investment Minimums	24
Opening Your Account – Direct Shareholders	25
Buying Additional Shares of the Funds – Direct Shareholders	26
Selling Shares – Direct Shareholders	27
General Policies	28
Purchases in Kind	30
Redemptions in Kind	30
The Reinvestment Privilege May Help You Avoid Sales Charges	30
Shareholder Services	30
Excessive Purchases and Redemptions or Exchanges	33
Fair Valuation and Portfolio Holdings Disclosure	34
Fund Earnings	35
Understand the Tax Consequences	36

Recent Changes

On May 18, 2006, Institutional Capital Corporation (“Institutional Capital”), the former investment adviser to ICAP Funds, Inc. (the “Funds”), announced that it signed a definitive merger agreement with New York Life Investment Management Holdings LLC (“NYLIM Holdings”), a subsidiary of New York Life Insurance Company (“New York Life”), under which, on June 30, 2006, Institutional Capital became a wholly-owned subsidiary of NYLIM Holdings and changed its name (and form of organization) to Institutional Capital LLC (“ICAP”).

As a result of this transaction, and after having received the appropriate shareholder approvals, New York Life Investment Management LLC (“NYLIM”), a wholly-owned subsidiary of NYLIM Holdings, replaced Institutional Capital as the Funds’ investment adviser and ICAP was retained to serve as the Funds’ subadviser effective August 25, 2006 (the “Effective Date”).  However, the same persons who managed the Funds’ portfolio investments prior to the transaction continue to do so.  The names of the Funds were also changed, as noted on the cover page of this Prospectus.  New share classes were created, with the result that shareholders of the Funds prior to the Effective Date became shareholders of the Funds’ Class I shares.

The Funds

Investment Objectives and Principal Investment Strategies

MainStay ICAP Equity Fund.  The investment objective of the MainStay ICAP Equity Fund (“ICAP Equity Fund”) is to seek a superior total return with only a moderate degree of risk.  The Fund seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion.  The Fund seeks to achieve a total return greater than the Standard & Poor’s 500® Index (the “S&P 500® Index”) over a full market cycle and indices comprised of value-oriented stocks over shorter periods.  The Fund may invest in cash and cash equivalents to meet anticipated redemption requests, to pay expenses and while awaiting pending investment or reinvestment.  The Fund’s investment in such instruments will generally not exceed 5% of its total assets.  The Fund intends to be virtually fully invested in equity securities at all times.  The Fund will typically hold between 40 and 45 securities.

MainStay ICAP Select Equity Fund.  The investment objective of the MainStay ICAP Select Equity Fund (“ICAP Select Equity Fund”) is to seek a superior total return.  The Fund, which is non-diversified, seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion.  The Fund seeks to achieve a total return greater than the S&P 500® Index over a full market cycle and indices comprised of value-oriented stocks over shorter periods.  While the ICAP Equity and Select Equity Funds are similar, the ICAP Select Equity Fund will concentrate its investments in fewer securities than the ICAP Equity Fund.  The ICAP Select Equity Fund will typically hold between 20 and 30 securities.

MainStay ICAP International Fund.  The investment objective of the MainStay ICAP International Fund (“ICAP International Fund”) is to seek a superior total return with income as a secondary objective.  The Fund seeks to achieve its investment objective by investing primarily in equity securities of foreign companies with market capitalizations of at least $2 billion.  The Fund may invest in equity securities of companies that trade in emerging or developing markets.  The Fund’s investments may be publicly traded in the U.S. or on a foreign exchange, and may be bought or sold in a foreign currency.  The Fund seeks to achieve a total return greater than the Morgan Stanley Capital International Europe, Australasia and Far East Index (the “MSCI-EAFE Index”).  The Fund will typically hold between 30 and 50 securities.  The Fund at all times will have significant investments in each of at least three countries outside the United States.

Investment Selection Process

ICAP uses a team approach with a primarily large-cap value oriented investment style.  ICAP believes that a team approach to managing assets helps ensure that its investment style is consistently applied over time and that the knowledge, experience and interaction of its investment professionals greatly enhance the investment decision-making process.  ICAP’s investment process involves three key components: research, valuation and identification of a catalyst.

Research.  Research is key to the investment process.  ICAP principally employs internally generated research to evaluate the financial condition and business prospects of every company it considers, focusing on those companies where a catalyst is about to occur.  ICAP performs fundamental research, generally including communication with the top management at each of these companies, and often the customers, competitors and suppliers of these companies.

Valuation.  ICAP uses its proprietary valuation models to identify, from a universe of large- and mid-capitalization companies, those companies which ICAP believes offer the best relative values.  According to the models, the stocks of these companies sell below the price-to-earnings ratio warranted by their prospects.  From these undervalued companies, ICAP then eliminates from consideration those stocks that exhibit deteriorating earnings trends.  By investing in companies with stable-to-improving earnings patterns with reasonable valuations, ICAP attempts to lessen investment risk in the search for superior returns.

Identification of a catalyst.  ICAP looks beyond traditional measures of value to find companies where a catalyst for positive change is about to occur.  Specifically, ICAP focuses on companies where this catalyst has the potential to produce significant stock appreciation relative to the market over 12 to 18 months.  The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or the introduction of a new product).

Before a security is added to the Funds, ICAP’s investment team generally discusses, evaluates and approves each recommendation.  Using this highly disciplined process, ICAP’s investment team typically selects 40 to 45 securities for the ICAP Equity Fund, 20 to 30 securities for the ICAP Select Equity Fund and 30 to 50 securities for the ICAP International Fund.

The process does not end with the purchase of a security.  ICAP continuously monitors each security and evaluates whether to eliminate a security when its target price is achieved, the catalyst becomes inoperative or another stock offers greater opportunity for appreciation.

Types of Investments and Fund Policies

In implementing the investment objective of each Fund, ICAP may invest in the following securities and follow the policies described below.  Some of these securities and portfolio policies involve special risks, which are described below and in the Statement of Additional Information (“SAI”).

Common stocks and other equity securities.  The ICAP Equity and ICAP Select Equity Funds are subject to a non-fundamental investment policy that requires at least 80% of their respective assets to be invested in common stocks and other equity securities.  The Board of Directors may change this policy without shareholder approval, provided that shareholders are given at least 60 days’ notice.  Other equity securities may include American Depositary Receipts (“ADRs”), warrants, Real Estate Investment Trusts (“REITs”), preferred stocks and other securities convertible or exchangeable into common stock.  The ICAP International Fund will invest primarily in common stocks and other equity securities, as described in this paragraph, of foreign companies.

American Depositary Receipts (“ADRs”).  Each Fund may invest in ADRs.  ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary.  ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.  Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks.  In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.

Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  The ICAP International Fund may invest in GDRs and EDRs.  EDRs and GDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation.  GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks.  Depositary receipts involve many of the same risks of investing directly in foreign securities.

Options and futures transactions.  The Funds may invest up to 30% of their respective net assets in options and futures transactions, sometimes referred to as derivative transactions.  The Funds’ options and futures transactions may include instruments such as stock options, stock index options and futures contracts.  If these practices are used, the intent would be primarily to hedge the Funds.  A Fund may hold a futures or options position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available.

Common stocks and other equity securities of foreign companies and foreign currencies.  The ICAP International Fund may invest in foreign common stocks and other equity securities and currencies.  Other equity securities may include ADRs, GDRs, EDRs, warrants, REITs, preferred stocks and other securities convertible or exchangeable into common stock.  Common stocks of foreign companies are equity securities issued by a corporation domiciled outside of the United States that trade on a foreign securities exchange.  See “Risk Factors” for additional information.

Securities Lending.  As part of a Fund’s strategy, ICAP may participate in securities lending activities on behalf of the Fund.

Portfolio turnover.  Under normal market conditions, the ICAP Equity Fund and ICAP International Fund anticipate that portfolio turnover rates will generally be between 50% and 150%.  Because there are fewer stocks in the ICAP Select Equity Fund, portfolio turnover rates may be between 150% and 300%.  Although the historical portfolio turnover rates for the ICAP Select Equity Fund and ICAP International Fund have been higher, the Funds expect portfolio turnover rates to be lower going forward, particularly with respect to the ICAP International Fund due to the fact that it is now diversified.  The portfolio turnover rate indicates changes in a Fund’s securities holdings; generally, if all the securities in a Fund at the beginning of the period are replaced by the end of the period, the turnover rate would be 100%.  Changes in the size of the Funds and market fluctuations will affect the portfolio turnover.  You may realize taxable gains as a result of such trading of a Fund’s assets.  In addition, the Funds will incur transaction costs in connection with buying and selling securities, which may adversely affect a Fund’s performance.

Risk Factors

Principal risks of the Funds.  Each Fund will invest primarily in equity securities.  Equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  Equity securities markets may be volatile and are affected by economic growth and market conditions, interest rate levels and political events.  Moreover, an investment strategy used by ICAP may fail to produce the intended result.

The use of options and futures also involves risks and special considerations which include, among others, correlation risk and liquidity risk.  Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged.  Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value.  Generally, exchange-traded contracts are very liquid because the exchange clearinghouse is the counterparty of every contract.  Over-the-counter transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Investments in depositary receipts, such as ADRs, GDRs or EDRs, may entail the special risks of international investment, including currency exchange fluctuations, government regulations and the potential for political and economic instability.

ICAP Select Equity Fund risks.  The ICAP Select Equity Fund is non-diversified.  As a result, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds.  This may increase volatility.  The ICAP Select Equity Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

ICAP International Fund risks.  An investment in the ICAP International Fund entails the special risks of international investing, including currency exchange fluctuations, government regulations and the potential for political and economic instability.  Risks relating to withholding or other taxes, trading, settlement, custodial and other operational risks and the loss of stringent investor protection and disclosure standards of some foreign markets may cause the ICAP International Fund’s share price to be more volatile than that of a U.S.-only fund.  The ICAP International Fund may incur higher expenses and costs when making foreign investments, which will affect the Fund’s total return.  Because the ICAP International Fund may invest in securities of companies trading in emerging or developing markets, investing in this Fund involves risks in addition to and greater than those generally associated with investing in more developed foreign markets.  The extent of economic development, political stability, market depth, infrastructure and regulatory oversight can be less than in more developed markets.  Less developed countries may have smaller securities markets and lower trading volumes, which may lead to greater price volatility.  The legal and accounting structures of these countries may be less developed, creating a greater likelihood of high levels of inflation, deflation or currency devaluations, which could affect their economies and securities markets.  Changes affecting particular regions or sectors of international markets may also have a significant impact on the Fund.

Securities Lending Risks.  In a securities lending transaction, a Fund lends securities from its portfolio to a broker-dealer (or other financial institution) for a period of time.  The Fund receives interest and/or a fee and a promise that the security will be returned on a fixed date (or when sold, whichever is earlier).  The principal risk of securities lending is that the financial institution that borrows securities from the Funds could go bankrupt and the Funds might not be able to recover the securities or their value.

As a result of the foregoing risks, the Funds are suitable for long-term investors only.  The Funds are not designed as short-term investment vehicles.  An investment in one or more Funds may be an appropriate investment for you if you:

●	seek long-term capital appreciation;

●	want to include an equity fund in your investment portfolio; and

●	are willing to accept the risk that your investment may fluctuate over the short term in exchange for the potential for superior total returns.

Each Fund’s share price will fluctuate and may, at redemption, be worth more, or less, than your initial purchase price – accordingly, you may lose money on your investment.

Performance History

The return information provided in the bar charts and tables below reflects the performance of each Fund’s common shares (which, as of the Effective Date, became Class I shares).  This information, which is presented net of annual Fund operating expenses and assumes reinvestment of all dividends and distributions, illustrates how each Fund’s performance can vary, which is one indication of the risks of investing in the Funds.  The information shows changes in each Fund’s performance from year-to-year and shows how each Fund’s average annual returns (before and after taxes) compare with those of a broad-based measure of market performance over the life of the Fund.  Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns.  Performance information regarding the Funds’ Class A, Class C, Class R1, Class R2 and Class R3 shares is not presented, as these share classes were not available until the date of this Prospectus.

Fund	Calendar Year Total Returns	Best Quarter	Worst Quarter
ICAP Equity Fund Inception: 12/31/94		17.23% 2nd quarter, 1997	(19.67)% 3rd quarter, 2002
		Best Quarter	Worst Quarter
ICAP Select Equity Fund Inception: 12/31/97		18.66% 4th quarter, 1998	(19.06)% 3rd quarter, 2002
		Best Quarter	Worst Quarter
ICAP International Fund * Inception: 12/31/97		24.20% 4th quarter, 1998	(23.77)% 3rd quarter, 2002

The after-tax returns shown below are intended to show the impact of assumed federal income taxes on an investment in the Funds.  The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period.  The after tax returns are calculated using the highest individual federal marginal income tax and capital gains tax rates in effect at the times of the distributions and do not reflect the impact of state and local taxes.  For 2005, the highest ordinary income and short-term gain rate was 35%, the highest rate on qualified dividends was 15% and the highest long-term gain rate was 15%.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

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Effective April 30, 2005, the ICAP Euro Select Equity Portfolio changed its name to the ICAP International Fund and broadened its focus from investments exclusively in Europe to investments in the European region plus all other countries outside of the United States.

Average annual total returns

as of December 31, 2005

Fund/Index	One year	Five years	Ten years	Since inception(1)

ICAP Equity Fund
Return Before Taxes	10.91%	3.56%	10.49%	12.81%
Return After Taxes on Distributions	7.46%	2.62%	8.91%	11.09%
Return After Taxes on Distributions and Sale of Fund Shares	9.78%	2.78%	8.48%	10.54%
S&P 500® Index(2)	4.91%	0.54%	9.07%	11.40%
S&P/Barra Value Index(3)	6.33%	2.53%	9.43%	11.68%

ICAP Select Equity Fund
Return Before Taxes	9.22%	6.13%	N/A	10.12%
Return After Taxes on Distributions	8.63%	5.70%	N/A	9.48%
Return After Taxes on Distributions and Sale of Fund Shares	6.77%	5.13%	N/A	8.61%
S&P 500® Index(2)	4.91%	0.54%	N/A	4.79%
S&P/Barra Value Index(3)	6.33%	2.53%	N/A	5.66%

ICAP International Fund (4)
Return Before Taxes	19.15%	9.77%	N/A	11.32%
Return After Taxes on Distributions	16.78%	8.98%	N/A	9.83%
Return After Taxes on Distributions and Sale of Fund Shares	13.63%	8.15%	N/A	9.10%
MSCI-Europe Index(5)	9.42%	3.68%	N/A	6.34%
MSCI-EAFE Index(6)	13.54%	4.55%	N/A	6.33%

____________

(1)	The ICAP Equity Fund commenced operations on December 31, 1994. The ICAP Select Equity Fund and the ICAP International Fund commenced operations on December 31, 1997.

(2)

The S&P 500® Index is an unmanaged index generally representative of the U.S. market for large-capitalization stocks.  The Index reflects no deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

(3)

The S&P/Barra Value Index is an unmanaged index generally representative of the U.S. market for large-capitalization stocks with lower price-to-book ratios, which is the part of the market in which ICAP generally invests.  The Index reflects no deduction for fees, expenses or taxes.  A direct investment in an index is not possible.  Effective June 30, 2006, the S&P/Barra Value Index was discontinued and replaced with the S&P 500/Citigroup Value Index, [add description].

(4)

Effective April 30, 2005, the ICAP International Fund broadened its focus from investments exclusively in Europe to investments in the European region plus all other countries outside of the United States.  It also changed its benchmark index from the MSCI-Europe to the MSCI-EAFE to match its broadened investment focus.

(5)

The MSCI-Europe Index is an unmanaged index generally representative of the European market for large- to mid-capitalization stocks.  The Index reflects no deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

(6)

The MSCI-EAFE Index (Europe, Australasia, Far East) is an unmanaged index of international stocks representing the developed world outside of North America.  The Index reflects no deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

Fees and Expenses of the Funds

The following table describes the fees and expenses that you will pay if you buy and hold Class A, Class C, Class I, Class R1, Class R2 or Class R3 shares of the Funds.

	Class A	Class C	Class I	Class R1	Class R2	Class R3
SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%(1)	None	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of amount redeemed)	None(2)	1.00%(3)	None	None	None	None
Redemption fee – ICAP International Fund (as a percentage of the amount redeemed)	2.00%(4)	2.00%(4)	2.00%(4)	None	None	None
Redemption fee – ICAP Equity and ICAP Select Equity Funds (as a percentage of the amount redeemed)	None	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(5)

ICAP Equity Fund

Management fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None	0.25%	0.50%
Other expenses	0.22%	0.22%	0.08%	0.18%(6)	0.18%(6)	0.18%(6)
Total Annual Fund Operating Expenses	1.27%	2.02%	0.88%	0.98%	1.23%	1.48%

Less: Fee waiver/expense reimbursement(7)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)

Net expenses	1.19%	1.94%	0.80%	0.90%	1.15%	1.40%

ICAP Select Equity Fund

Management fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None	0.25%	0.50%
Other expenses	0.26%	0.26%	0.13%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.31%	2.06%	0.93%	1.04%	1.29%	1.54%

Less: Fee waiver/expense reimbursement(7)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)

Net expenses	1.18%	1.93%	0.80%	0.91%	1.16%	1.41%

ICAP International Fund

Management fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None	0.25%	0.50%
Other expenses	0.44%	0.44%	0.32%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	1.49%	2.24%	1.12%	1.24%	1.49%	1.74%

Less: Fee waiver/expense reimbursement(7)	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)

Net expenses	1.17%	1.92%	0.80%	0.92%	1.17%	1.42%

____________

 (1)

This initial sales charge is the maximum applicable to purchases of Class A shares.  Reduced sales charges are available.  See “Shareholder Guide—Sales Charge Reductions and Waivers on Class A Shares.”

(2)

While no sales charge applies on Class A investments of $1 million or more, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase.

(3)

A CDSC of 1.00% may be imposed on certain redemptions of Class C shares within one year of the date of purchase.  “Your Account—Information on Sales Charges.”

(4)

For the ICAP International Fund only, a redemption fee of 2.00% of the current value of the shares redeemed may be imposed on redemptions of Class A, Class C or Class I shares made within one month of purchase.  Redemption fees are paid directly into Fund assets to help cover the costs that short-term trading generates.  There is no redemption fee on shares that have been held for more than one month.

(5)

Operating expenses are deducted from Fund assets before computing the daily share price or making distributions.  As a result, they do not appear on your account statement, but instead reduce your total return and distributions.  These expenses are expressed as a percentage of average net assets.

(6)

With respect to the Class R1, R2 and R3 shares of each Fund, “other expenses” include a shareholder services fee of 0.10% of average net assets.  For more information, see “Shareholder Guide – Information on Fees.”

(7)

Pursuant to an expense cap agreement, the management fee will be waived and/or the operating expenses will be reimbursed to the extent necessary to ensure that the total operating expenses for each Fund’s Class I shares do not exceed 0.80% of its average net assets.  The expense cap agreement will terminate on August 25, 2008, unless extended.  NYLIM will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of each Fund, respectively.  For more information, see “Know With Whom You’re Investing – Who Runs the Funds’ Day-to-Day Business.”

Example

The following Example is intended to help you compare the cost of investing in the Class A, Class C, Class I, Class R1, Class R2 and Class R3 shares of one or more of the Funds with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then either redeem all of your shares at the end of those periods or continue to hold them.  The Example also assumes that you have a 5% return each year, that your dividends and distributions have been reinvested, that the Fund’s total operating expenses remain the same each year, and that the expense cap discussed above with respect to the Fund’s Class I shares will not continue beyond August 25, 2008.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

ICAP Equity Fund
Class C
Expenses After	Class A	Assuming no Redemption	Assuming Redemption at End of Each Period	Class I	Class R1	Class R2	Class R3
1 year	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]
3 years	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]
5 years	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]
10 years	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]

ICAP Select Equity Fund
Class C
Expenses After	Class A	Assuming no Redemption	Assuming Redemption at End of Each Period	Class I	Class R1	Class R2	Class R3
1 year	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]
3 years	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]
5 years	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]
10 years	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]

ICAP International Fund
Class C
Expenses After	Class A	Assuming no Redemption	Assuming Redemption at End of Each Period	Class I	Class R1	Class R2	Class R3
1 year	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]
3 years	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]
5 years	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]
10 years	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]	[$ ]

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each Fund’s common shares (which, as of the Effective Date, became Class I shares) for each of the past five years.  Certain information reflects financial results for a single Fund share.  The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions).  The information for the years ended December 31, 2004 and 2005 has been audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the annual report of the Funds, which is available upon request.  The annual report is also available at www.mainstayfunds.com.  The information for the years ended December 31, 2001, 2002 and 2003 was audited by other auditors whose report dated January 20, 2004 expressed an unqualified opinion on those financial highlights.  Information for the six months ended June 30, 2006 is unaudited.  Information regarding the Fund’s Class A, Class C, Class R1, Class R2 and Class R3 shares is not presented, as these share classes were not available until the date of this Prospectus.

ICAP Equity Fund

		Year Ended December 31,
(For a share outstanding throughout the year)	Six Months Ended June 30, 2006	2005	2004	2003	2002	2001
NET ASSET VALUE, BEGINNING OF YEAR		$44.01	$40.89	$32.07	$43.01	$43.66

Income from investment operations:
Net investment income		0.65	0.72	0.37	0.36	0.36
Net realized and unrealized gain (loss) on
investments		4.17	3.88	8.82	(10.94)	(0.64)

Total income (loss) from investment operations		4.82	4.60	9.19	(10.58)	(0.28)

Less distributions:
From net investment income		(0.64)	(0.72)	(0.37)	(0.36)	(0.37)
From net realized gain on investments		(7.02)	(0.76)	—	—	—

Total distributions		(7.66)	(1.48)	(0.37)	(0.36)	(0.37)

NET ASSET VALUE, END OF YEAR		$41.17	$44.01	$40.89	$32.07	$43.01

TOTAL RETURN		10.91%	11.33%	28.83%	(24.66)%	(0.61)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)		$800,011	$943,964	$1,079,900	$881,809	$1,190,907
Ratio of expenses to average net assets:
Before expense reimbursement		0.88%	0.87%	0.87%	0.86%	0.86%
After expense reimbursement		0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets
Before expense reimbursement		1.29%	1.56%	0.96%	0.90%	0.81%
After expense reimbursement		1.37%	1.63%	1.03%	0.96%	0.87%
Portfolio turnover rate		86%	74%	97%	85%	87%

Financial Highlights

ICAP Select Equity Fund

		Year Ended December 31,
(For a share outstanding throughout the year)	Six Months Ended June 30, 2006	2005	2004	2003	2002	2001
NET ASSET VALUE, BEGINNING OF YEAR		$34.35	$29.79	$21.37	$28.50	$29.50

Income from investment operations:
Net investment income		0.45	0.56	0.21	0.16	0.15
Net realized and unrealized gain (loss) on investments		2.70	4.76	8.42	(7.13)	(0.62)

Total income (loss) from investment operations		3.15	5.32	8.63	(6.97)	(0.47)

Less distributions:
From net investment income		(0.45)	(0.56)	(0.21)	(0.16)	(0.16)
From net realized gain on investments		(0.88)	(0.20)	—	—	(0.37)

Total distributions		(1.33)	(0.76)	(0.21)	(0.16)	(0.53)

NET ASSET VALUE, END OF YEAR		$36.17	$34.35	$29.79	$21.37	$28.50

TOTAL RETURN		9.22%	17.98%	40.68%	(24.53)%	(1.59)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)		$676,703	$285,529	$81,021	$37,985	$52,590
Ratio of expenses to average net assets:
Before expense reimbursement		0.93%	1.01%	1.22%	1.17%	1.19%
After expense reimbursement		0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets
Before expense reimbursement		1.25%	1.97%	0.46%	0.27%	0.15%
After expense reimbursement		1.38%	2.18%	0.88%	0.64%	0.54%
Portfolio turnover rate		170%	198%	317%	358%	309%

Financial Highlights

ICAP International Fund*

		Year Ended December 31,
(For a share outstanding throughout the year)	Six Months Ended June 30, 2006	2005	2004	2003	2002	2001
NET ASSET VALUE, BEGINNING OF YEAR		$30.18	$24.20	$17.45	$21.69	$24.19
Income from investment operations:
Net investment income		0.55	0.30	0.39	0.29	0.18
Net realized and unrealized gain (loss) on
investments(1)		5.20	6.16	6.77	(4.24)	(2.35)
Total income (loss) from investment operations		5.75	6.46	7.16	(3.95)	(2.17)

Less distributions:
From net investment income		(0.54)	(0.30)	(0.41)	(0.29)	(0.20)
From net realized gain on investments		(2.50)	(0.18)	—	—	(0.10)
From return of capital		—	—	—	—	(0.03)

Total distributions		(3.04)	(0.48)	(0.41)	(0.29)	(0.33)

NET ASSET VALUE, END OF YEAR		$32.89	$30.18	$24.20	$17.45	$21.69

TOTAL RETURN		19.15%	26.87%	41.85%	(18.37)%	(8.95)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)		$179,787	$94,158	$45,715	$18,406	$20,203
Ratio of expenses to average net assets:
Before expense reimbursement		1.12%	1.20%	1.57%	1.66%	1.65%
After expense reimbursement(2)		0.80%	0.80%	0.80%	0.80%	0.95%
Ratio of net investment income to average net assets
Before expense reimbursement		1.73%	0.83%	1.12%	0.62%	0.02%
After expense reimbursement		2.05%	1.23%	1.89%	1.48%	0.72%
Portfolio turnover rate		139%	122%	218%	276%	267%

_______________________

(1)

For 2005, 2004, 2003 and 2002, includes $0.002, $0.002, $0.05 and $0.07, respectively, in redemption fees.

(2)

Prior to September 1, 2001, Institutional Capital voluntarily reimbursed the Fund to the extent necessary to ensure that the Fund’s operating expenses would not exceed 1.00% of its average net assets.  Beginning September 1, 2001, Institutional Capital voluntarily increased the reimbursement paid to the Fund to the extent necessary to ensure that the Fund’s operating expenses would not exceed 0.80% of its average net assets.  As a result, the effective expense ratio after expense reimbursement for the year ended December 31, 2001 was 0.95%.

______________________

* Effective April 30, 2005, the Euro Select Equity Portfolio changed its name to the ICAP International Fund and broadened its focus from investments exclusively in Europe to investments in the European region plus all other countries outside of the United States.

Know With Whom You’re Investing

Who Runs the Funds’ Day-to-Day Business?

The Board of Directors of the Funds oversees the actions of the Manager, the Subadvisor and the Distributor (each, as defined below) and decides on general policies.  The Board also oversees the Funds’ officers, who conduct and supervise the daily business of the Funds.

New York Life Investment Management LLC (“NYLIM” or the “Manager”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the Funds’ Manager.  In conformity with the stated policies of the Funds, NYLIM administers each Fund’s business affairs and manages the investment operations of each Fund and the composition of the portfolio of each Fund, subject to the supervision of the Board of Directors.  The Manager commenced operations in April 2000 and is an independently managed, wholly-owned subsidiary of New York Life.  The Manager provides offices, conducts clerical, record-keeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds.

The Manager has delegated its portfolio management responsibilities for the Funds to the Subadivsor and is responsible for supervising the Subadvisor in the execution of its responsibilities.

The Manager also pays the salaries and expenses of all personnel affiliated with the Funds, and all the operational expenses that are not the responsibility of the Funds, including the fees paid to the Subadvisor.  Pursuant to a management contract with each Fund, the Manager is entitled to receive fees from each Fund, accrued daily and payable monthly.  The management fee payable to the Manager is 0.80% of each Fund’s average net assets.  Pursuant to an expense cap agreement, NYLIM has agreed to waive its management fee and/or reimburse operating expenses to the extent necessary to ensure that the total operating expenses of each Fund’s Class I shares do not exceed 0.80% of its average net assets.  The expense cap agreement will terminate on August 25, 2008 unless extended.  The expense cap agreement has the effect of lowering the overall expense ratio for the Class I shares of the applicable Fund and increasing the overall return to investors during the term of the agreement.  NYLIM will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of each Fund, respectively.

The Manager is not responsible for records maintained by the Funds’ custodian, transfer agent or Subadvisor, except to the extent expressly provided in the management agreement between the Manager and the Funds.

Pursuant to an agreement with NYLIM, Investors Bank & Trust Company (“IBT”), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116, provides sub-administration and sub-accounting services for the Funds. These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds’ respective  net asset values, and assisting NYLIM in conducting various aspects of the Funds’ administrative operations.  For providing these services to the Funds, IBT is compensated by NYLIM.

Who Manages Your Money?

NYLIM serves as the Manager of the assets of the Funds pursuant to a management contract with the Funds.  NYLIM commenced operations in April 2000 and is a Delaware limited liability company.  NYLIM is a wholly-owned subsidiary of New York Life.  As of June 30, 2006, NYLIM and its affiliates managed approximately $_____ billion in assets.

Under the supervision of the Manager and pursuant to a subadvisory contract with the Manager, ICAP is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Funds.  For these services, ICAP is paid a monthly fee by NYLIM, not the Funds.

ICAP, 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606, has been in the investment management business since 1970, managing money for some of the world’s largest and most respected corporations and institutions.  As of June 30, 2006, ICAP managed approximately $____ billion in assets.  NYLIM and ICAP are affiliates.

For information regarding the basis for the Board of Directors’ approval of the management contract with NYLIM and the subadvisory contract with ICAP, please refer to the Funds’ semi-annual report to shareholders for the six-month period ended June 30, 2006.  This report is available without charge, upon request, by calling toll free 1-800-MAINSTAY (1-800-624-6782).  Alternatively, this information is available on the Edgar Database on the SEC’s website located at www.sec.gov.

Investment Team

ICAP uses a team approach in making investment decisions for each Fund, with all of the ICAP’s investment professionals contributing to the process.  The Funds’ SAI provides additional information about the members of the investment team, including other accounts they manage, their ownership of Fund shares and the method of determining their compensation.  The senior members of the investment team and their areas of responsibility are described below.  As used below, the term ICAP refers to the predecessor of Institutional Capital LLC (i.e., Institutional Capital Corporation).

Robert H. Lyon, chief investment officer, joined ICAP in 1976 as a securities analyst.  Before 1976, he worked at the First National Bank of Chicago as a strategist and economist.  In 1981, Mr. Lyon joined Fred Alger Management in New York, as an investment analyst and executive vice president.  In 1988, he returned to ICAP and initially served as director of research before becoming the president and chief investment officer of the senior investment committee in 1992.  He earned a BA in economics from Northwestern University and an MBA from the Wharton School of Finance.

Gary S. Maurer joined ICAP in 1972 as a quantitative analyst.  Mr. Maurer is a member of the senior investment committee.  He earned a BA in economics from Cornell University and an MBA from the University of Chicago.

Jerrold K. Senser, CFA, is co-chief investment officer and a member of the senior investment committee.  He is responsible for economic analysis and portfolio strategy.  Before joining ICAP in 1986, Mr. Senser was an economist at Stein Roe & Farnham.  Mr. Senser earned a BA in economics from the University of Michigan and an MBA from the University of Chicago.

Thomas R. Wenzel, CFA, is the director of research and a member of the senior investment committee.  Mr. Wenzel joined ICAP in 1992 and is responsible for the analysis and stock recommendations for the financials sector.  Previously, he served as a senior equity analyst at Brinson Partners, Inc.  At the University of Wisconsin-Madison, Mr. Wenzel earned a BA in economics and an MBA.

Jeffrey A. Miller, CFA, is a member of the senior investment committee.  Mr. Miller joined ICAP in 1999 and is responsible for the analysis and stock recommendations for the technology sector.  He was an equity research associate at Dain Rauscher Corporation for three years before joining ICAP.  He earned a BBA in finance from Southern Methodist University and an MBA from Loyola University Chicago where he graduated summa cum laude with Dean’s Honors.

Kathleen C. Pease, CFA, is member of the senior investment committee and is responsible for the analysis and stock recommendations for the capital spending and retail sectors.  Before joining ICAP in 1995, Ms. Pease was an analyst at ANB, a subsidiary of Bank One.  She earned a BA at Georgetown University and an MBA from Northwestern University.

Paula L. Rogers joined ICAP in 1997 and is a member of the senior investment committee and director of client service.  Previously, Ms. Rogers held management positions at Goldman Sachs and Northern Trust.  She earned a BBA from the University of Michigan and an MBA from the University of Chicago.

Andrew P. Starr, CFA, is a member of the senior investment committee.  Mr. Starr joined ICAP in 1998 and is responsible for the analysis and stock recommendations for the basic industries, consumer durables, and energy sectors.  His prior experience includes analyst positions at Scudder Kemper Investments and Morningstar.  He earned a BA at DePauw University and an MBA from the University of Chicago.

Matthew T. Swanson, CFA, is a member of the senior investment committee.  Mr. Swanson joined ICAP in 1999 and is responsible for the analysis and stock recommendations for the health care sector.  He earned a BA in economics and an MBA from Northwestern University.

William J. Van Tuinen, CFA, is a member of the senior investment committee.  Mr. Van Tuinen joined ICAP in 1995 and is responsible for the analysis and stock recommendations for the services, consumer staples, and transportation sectors.  He earned a BA in economics from Northwestern University and an MBA from the University of Chicago.

Shareholder Guide

The following pages are intended to help you understand the costs associated with buying, holding and selling your Fund investments.

Before You Invest: Deciding Which MainStay Class of Shares to Buy

This Prospectus offers Class A, C, I, R1, R2 and R3 shares of the Funds.  Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation.  Depending on how you wish to purchase shares of a Fund, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.  Important factors to consider include:

•

how much you plan to invest;

•

how long you plan to hold your shares;

•

total expenses associated with each class of shares; and

•

whether you qualify for any reduction or waiver of sales charge.

As with any business, running a mutual fund involves costs. There are regular Fund operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees. These fund-wide operating costs are typically paid from the assets of a Fund, and thus, all investors in the Fund indirectly share the costs. These expenses for each Fund are presented earlier in this Prospectus in the table titled “Fees and Expenses of the Funds,” under the heading “Annual Fund Operating Expenses.” As the fee table shows, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, the costs may be allocated differently among the share classes. Most significant among the class-specific costs are:

•

Distribution and/or Service (12b−1) Fee – named after the SEC rule that permits their payment, “12b−1 fees” are paid by a class of shares to the Fund’s distributor, NYLife Distributors LLC (the “Distributor”), for distribution and/or shareholder services such as marketing and selling Fund shares, compensating brokers and others who sell Fund shares, advertising, printing and mailing of prospectuses, responding to shareholder inquiries, etc.  NYLIM, ICAP and the Distributor are affiliates.

•

Shareholder Service Fee – this fee covers certain services provided to retirement plans investing in Class R1, Class R2 and Class R3 shares that are not included under a Fund’s 12b−1 plan, such as certain account establishment and maintenance, order processing, and communication services.

An important point to keep in mind about 12b−1 fees and shareholder service fees is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid.

In addition to regular Fund operating costs, there are costs associated with an individual investor’s transactions and account, such as the compensation paid to your financial advisor for helping you with your investment decisions.   The Funds typically cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. These charges and fees for each Fund are presented earlier in this Prospectus in the table titled “Fees and Expenses of the Funds” under the heading “Shareholder Fees.”  Such charges and fees include:

•

Initial Sales Charge – also known as a “front-end sales load,” refers to a charge that is deducted from your initial investment and is used to compensate the Distributor and/or your financial advisor for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the amount available to purchase Fund shares.

•

Contingent Deferred Sales Charge – also known as a “CDSC” or “back-end sales load,” refers to a sales load that is deducted from the proceeds when you redeem Fund shares (that is, sell shares back to the Fund). The amount of the CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of your purchase, the Distributor typically pays your financial advisor a commission up-front. In part to compensate the Distributor for this expense over time, you will pay a higher ongoing 12b−1 fee. Over time, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b−1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail below. The following table gives you a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

	Class A	Class C	Class I	Class R1	Class R2	Class R3
Initial sales charge	Yes	No	No	No	No	No

Contingent deferred sales charge	None(1)	1% on sale of shares held for one year or less	None	None	None	None

Ongoing distribution and/or service fee (Rule 12b- 1 fee)	0.25%	0.75% distribution and 0.25% service (1.00% total)	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)

Shareholder service fee	None	None	None	0.10%	0.10%	0.10%

Redemption fee	None(2)	None(2)	None(2)	None	None	None

Purchase maximums	None	$1,000,000(3)	None	None	None	None

_______________________

(1)

Except on certain redemptions on purchases made without an initial sales charge.

(2)

The ICAP International Fund imposes a 2% redemption fee on certain redemptions of Class A, Class C or Class I shares.  Please see “Information on Fees” in this section for details.

(3)

Per transaction. Does not apply to purchases by certain retirement plans.

The following discussion is not intended to be investment advice or a recommendation because each investor’s financial situation and considerations are different.  Additionally, certain Funds have sales charge and expense structures that may alter your analysis as to which share class is most appropriate for your needs.  This analysis can best be made by discussing your situation and the factors mentioned above with your financial advisor.  Generally, however, Class A shares are more economical if you intend to invest larger amounts ($100,000 or more) and hold your shares long-term.  Class C shares may be more economical if you intend to hold your shares for a shorter term.  Class I shares are the most economical, regardless of amount invested or intended holding period, but are offered only to certain institutional investors or through certain financial intermediary accounts.  Class R1, R2 and R3 shares are available only to certain employer-sponsored retirement plans.

Class A Share Considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (“NAV”), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see “Information on Sales Charges” in this section). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers on Class A Shares” in this section).

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in other share classes. Nevertheless, you’re usually better off purchasing Class A shares rather than Class C shares and paying an up-front sales charge if you:

•

plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b−1) fees on Class C shares may eventually exceed the cost of the up-front sales charge; or

•

qualify for a reduced or waived sales charge.

Class C Share Considerations

•

You pay no initial sales charge on an investment in Class C shares. However, you will pay higher ongoing distribution and/or service fees over the life of your investment.

•

In most circumstances, you will pay a 1% CDSC if you redeem shares held for one year or less.

•

When you sell your Class C shares, to minimize your sales charges, a Fund first redeems the appreciation of the original value of your shares, then fully aged shares, then any shares you received through reinvestment of dividends and capital gains and then shares you have held longest.

•

The Funds will generally not accept a purchase order for Class C shares in the amount of $1,000,000 or more.

Class I Considerations

You pay no initial sales charge or CDSC on an investment in Class I shares.  In addition, you do not pay any ongoing distribution or service fees.

You may buy Class I shares if you are an:

●	Institutional Investor, which includes, among others

-

certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through NYLIM Retirement Plan Services, the Distributor or their affiliates;

	-	certain financial institutions, endowments, foundations or corporations with a service arrangement through the Distributor or its affiliates; or

	-	purchases through a program sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with the Distributor.

●	Individual Investor−−who is initially investing at least $5 million in any single Fund.

●	Existing Class I Shareholder−−who owned shares of the no-load class of any ICAP Fund, Inc. as of the Effective Date (the no-load class of each Fund was renamed Class I on August 31, 2006).

Class R1, R2 and R3 Considerations

●	You pay no initial sales charge or CDSC on an investment in Class R1, Class R2 or Class R3 shares.

●	You pay ongoing shareholder service fees for Class R1, Class R2 and Class R3 shares. You also pay ongoing distribution and/or service fees for Class R2 and Class R3 shares.

●	Class R1, Class R2 and Class R3 shares are available in certain IRAs and in certain retirement plans that have a service arrangement with NYLIM Retirement Plan Services or the Distributor, including:

	-	Section 401(a) and 457 plans,

	-	Certain Section 403(b)(7) plans,

	-	401(k), profit sharing, money purchase pension and defined benefit plans, and

	-	Non-qualified deferred compensation plans.

Information on Sales Charges

Class A Shares.  The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as set forth below.  The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under “Sales Charge Reductions and Waivers on Class A Shares” in this section.  Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or allocated to your dealer/financial advisor as a concession.

	Sales Charges(1) as a Percentage of		Typical Dealer Concession as a % of Offering Price
Purchase Amount	Offering Price	Net Investment
Less than $50,000	5.50%	5.82%	4.75%

$50,000 to $99,999	4.50%	4.71%	4.00%

$100,000 to $249,999	3.50%	3.63%	3.00%

$250,000 to $499,999	2.50%	2.56%	2.00%

$500,000 to $999,999	2.00%	2.04%	1.75%

$1,000,000 or more(2)	None	None	None

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(1)

The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

(2)

No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Fund’s Distributor may pay a commission to dealers on these purchases from its own resources.

Class C Shares.  Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described in the SAI. Additionally, Class C shares have higher ongoing distribution and/or service fees, and over time, these fees may cost you more than paying an initial sales charge. The Class C CDSC and the higher ongoing distribution and/or service fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares.

A CDSC may be imposed on redemptions of Class C shares of a Fund, at the rate described above, at the time of any redemption by a shareholder that reduces the current value of the shareholder’s Class C account in the Fund to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class C shares in the Fund for the preceding year.

However, no such charge will be imposed to the extent that the NAV of the Class C shares redeemed does not exceed:

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the current aggregate NAV of Class C shares of the Fund purchased more than one year prior to the redemption; plus

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the current aggregate NAV of Class C shares of the Fund purchased through reinvestment of dividends or distributions; plus

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increases in the NAV of the investor’s Class C shares of the Fund above the total amount of payments for the purchase of Class C shares of the Fund made during the preceding one year.

There are exceptions, which are described in the SAI.

Sales Charge Reductions and Waivers on Class A Shares

Reducing the Initial Sales Charge on Class A Shares.  You may be eligible to buy Class A shares of the Funds at one of the reduced sales charge rates shown in the table above through a Right of Accumulation or a Letter of Intent, as described below. You may also be eligible for a waiver of the initial sales charge as set forth below.   Each Fund reserves the right to modify or eliminate these programs at any time.

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Right of Accumulation - A Right of Accumulation allows you to reduce the initial sales charge, as shown in the table above, by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Class A or Class C shares of most MainStay Funds.  You may not include investments on previously non-commissioned shares in the MainStay Cash Reserve Fund or MainStay Money Market Fund, investments in Class I shares, or your interest in any MainStay Fund held through a 401(k) plan or other employee benefit plan.  For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $10,000 in a MainStay Fund, using your Right of Accumulation you can invest that $10,000 in Class A shares and pay the reduced sales charge rate normally applicable to a $105,000 investment.  For more information, see “Alternative Sales Arrangements—Reduced Sales Charges on Class A Shares” in the SAI.

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Letter of Intent - Where the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse, or children under age 21 intend to make in the near future. A Letter of Intent is a written statement to the Distributor of your intention to purchase Class A or Class C shares of one or more MainStay Funds (excluding the MainStay Cash Reserve Fund or MainStay Money Market Fund not previously invested in another Fund) over a 24−month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Class A shares of the Funds purchased during that period. You can include purchases made up to 90 days before the date of the Letter of Intent. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, however, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Funds’ transfer agent for this purpose. For more information, see “Alternative Sales Arrangements—Reduced Sales Charges on Class A Shares” in the SAI.

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Your Responsibility - To receive the reduced sales charge, you must inform the Distributor of your eligibility and holdings at the time of your purchase if you are buying shares directly from the Funds. If you are buying shares through a financial intermediary firm, you must tell your financial advisor of your eligibility for Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Distributor or your financial advisor a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse, or your minor children, as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Class A sales charge rate you may qualify for on your current purchase. IF YOU DO NOT INFORM THE DISTRIBUTOR OR YOUR FINANCIAL ADVISOR OF ALL OF THE HOLDINGS OR PLANNED PURCHASES THAT MAKE YOU ELIGIBLE FOR A SALES CHARGE REDUCTION OR DO NOT PROVIDE REQUESTED  DOCUMENTATION, YOU MAY NOT RECEIVE A DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

More information on Class A share sales charge discounts is available in the SAI under “Alternative Sales Arrangements—Reduced Sales Charges on Class A Shares” and on the internet at www.mainstayfunds.com under the “Shareholder Services” tab.

Group Retirement Plan Purchases.  You will not pay an initial sales charge if you purchase Class A shares through a group retirement plan (other than non-ERISA 403(b)(7) plans and IRA plans) that meets certain criteria, including:

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50 or more participants; or

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an aggregate investment in shares of any class of the Funds of $1,000,000 or more.

Purchases Through Financial Services Firms.  You may be eligible for elimination of the initial sales charge if you purchase shares through a financial services firm (such as a broker-dealer, investment advisor or financial institution) that has a contractual arrangement with the Distributor. The Funds have authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the Fund and will be priced at the next computed NAV.  Financial services firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts and exchange privileges. Please read their program materials for any special provisions or additional  service features that may apply to investing in the Funds through these firms.

529 Plans.  When shares of the Funds are sold to a qualified tuition program operating under Section 529 of the Internal Revenue Code, such a program may purchase Class A shares without an initial sales load.

Other Waivers.  There are other categories of purchasers who do not pay initial sales charges on Class A shares, such as personnel of the Funds, New York Life and their affiliates or shareholders who owned shares of the service class of any MainStay Fund as of December 2003. These categories are described in the SAI.

Contingent Deferred Sales Charge.  If your initial sales charge is eliminated, we may impose a CDSC of 1% if you redeem or exchange your shares within one year. The Distributor may pay a commission to dealers on these purchases from its own resources.

For more information about these considerations, call your financial advisor or the Funds’ transfer agent, NYLIM Service Company LLC (“MainStay Investments”), an affiliate of NYLIM, toll-free at 1−800−MAINSTAY (1-800-624-6782) and review the information under “Alternative Sales Arrangements—Reduced Sales Charges on Class A Shares” in the SAI.

Information on Fees

Rule 12b−1 Plans.  Each Fund covered by this Prospectus has adopted a distribution plan under Rule 12b−1 of the Investment Company Act of 1940 (the “1940 Act”) for certain classes of shares pursuant to which distribution and/or service fees are paid to the Distributor. The Class A and Class R2 12b−1 plans provide for payment for distribution or service activities of up to 0.25% of the average annual net assets of Class A or Class R2 shares of the Fund, respectively. The Class C and Class R3 12b−1 plans provide for payment for both distribution and service activities of up to 1.00% and 0.50% of the average annual net assets of Class C or Class R3 shares, respectively.  The distribution fee is intended to pay the Distributor for distribution services, which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the Distributor for providing shareholders with personal services and maintaining shareholder accounts. The Distributor may pay all or a portion of the 12b−1 fee to your investment professional. Because Rule 12b−1 fees are ongoing, over time they will increase the cost of an investment in a Fund and may cost more than other types of sales charges.

Shareholder Services Plans.  Each Fund covered by this Prospectus has also adopted a shareholder services plan with respect to Class R1, Class R2 and Class R3 shares. Under the terms of the shareholder services plans, each Fund’s Class R1, Class R2 and Class R3 shares are authorized to pay to NYLIM, its affiliates, or independent third-party service providers, as compensation for services rendered to the shareholders of these classes, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R1, Class R2 or Class R3 shares of such Fund.

Pursuant to the shareholder services plans, each Fund’s Class R1, Class R2 and Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in a Fund and may cost more than certain types of sales charges. With respect to the Class R2 and Class R3 shares, these services are in addition to those services that may be provided under the Class R2 and Class R3 12b−1 plans.

Redemption Fee.  The ICAP International Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at market value) on redemptions (including exchanges) of Class A, C, and I shares made within one month of purchase. The redemption fees are received directly by the Fund and are implemented as a 2.00% reduction in the proceeds that would otherwise be received by a redeeming shareholder. The redemption fee is designed to offset transaction and administrative costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fee does not apply to Class R1, Class R2 or Class R3 shares and may not apply to redemptions of other classes of shares by certain benefit plan accounts such as 401(k) plans, Section 529 qualified tuition plans, accounts held in omnibus accounts on the books of certain financial intermediary firms, wrap program accounts or on redemptions of shares held at the time of death or the initial determination of a permanent disability of a shareholder. The redemption fee does not apply on redemptions effected through a MainStay Investments Systematic Withdrawal/Exchange Plan. Please contact us at 1−800−MAINSTAY (1-800-624-6782) if you have questions as to whether the redemption fee applies to some or all of your shares.

Compensation to Dealers

Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the Funds and shareholders. Such compensation varies depending upon the Fund sold, the amount invested, the share class purchased, the amount of time that shares are held, and/or the services provided.

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The Distributor pays sales concessions to dealers, as described in the tables under “Information on Sales Charges” above, on the purchase price of Class A shares sold subject to a sales charge. The Distributor retains the difference between the sales charge that you pay and the portion that is paid to dealers as a sales concession.

•

The Distributor or an affiliate, from its own resources, pays a sales concession of up to 1.00% on the purchase price of Class A shares, sold at NAV, to dealers at the time of sale.

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The Distributor pays a sales concession of 1.00% on purchases of Class C shares to dealers from its own resources at the time of sale.

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The Distributor or an affiliate, from its own resources, pays a sales concession of up to 0.10% on the purchases of Class I shares to dealers at the time of sale and up to 0.10% annually on Class I shares held.

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The Distributor pays, pursuant to a 12b−1 plan, distribution-related and other service fees to qualified dealers for providing certain shareholder services.

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In addition to payments described above, the Distributor or an affiliate, from its own resources, pays other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of Fund shares and/or shareholder or account servicing arrangements.  These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.30% on new sales and/or up to 0.40% annually on assets held.

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The Distributor may pay a finder’s fee or other compensation to third parties in connection with the sale of Fund shares and/or shareholders or account servicing arrangements.

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The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.

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The Distributor or an affiliate may also make payments for recordkeeping and other administrative services to financial intermediaries that sell Fund shares.

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Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of the Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds may use financial firms that sell Fund shares to make transactions for a Fund’s portfolio, neither the Funds, NYLIM nor ICAP will consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Payments made from the Distributor’s or an affiliate’s own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds.  For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of fund shares.

For more information regarding any of the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial advisor. YOU SHOULD REVIEW CAREFULLY ANY DISCLOSURE BY YOUR FINANCIAL INTERMEDIARY FIRM AS TO COMPENSATION RECEIVED BY THAT FIRM AND/OR YOUR FINANCIAL ADVISOR.

Buying, Selling and Exchanging MainStay Shares

GOOD ORDER means all the necessary information, signatures and documentation have been fully completed.

Class A or C Shares.  Return your completed MainStay Funds application in good order with a check payable to MainStay Funds for the amount of your investment to your financial advisor or directly to MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. If you place your order by phone, MainStay Investments must receive your completed application and check in good order within three business days.

Class I, R1, R2 and R3 Shares.  If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, R1, R2 or R3 shares of the Funds.

If you are investing through a financial intermediary firm, the firm will assist you with opening an account. Your financial advisor may place your order by phone.  MainStay Investments must receive your completed application and check in good order within three business days.

All Classes.  You buy shares at NAV (plus, for Class A shares, any applicable sales charge). NAV is generally calculated as of the close of regular trading (usually 4 pm Eastern Time) on the New York Stock Exchange (the “Exchange”) every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after the Funds receive your order in good order. Alternatively, MainStay Investments has arrangements with certain financial intermediary firms such that purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a Fund’s NAV next computed after acceptance by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the Funds.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more  convenient to decide on them when you open your account.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new  account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds, or your financial advisor on their behalf, must obtain the  following information for each person who opens a new account:

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Name;

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Date of birth (for individuals);

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Residential or business street address (although post office boxes are still permitted for mailing); and

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Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your  identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

FEDERAL LAW PROHIBITS THE FUNDS AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Investment Minimums

The following minimums apply if you are investing in the Funds.  A minimum initial investment amount may be waived for purchases by the Board of Directors and employees of New York Life and its affiliates and subsidiaries.  The Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion.

Class A and C Shares.  The following minimums apply if you are investing in Class A or C shares of the Funds:

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$1,000 for initial and $50 for subsequent purchases of any single MainStay Fund, or

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if through AutoInvest, a monthly systematic investment plan: $500 for initial and $50 minimum for subsequent purchases OR no initial and $100 subsequent monthly purchases.

Class I Shares.  The following minimums apply if you are investing in Class I shares of the Funds:

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Individual Investors – $5 million for initial purchases of any single MainStay Fund and no minimum subsequent purchase amount, and

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Institutional Investors – no minimum initial or subsequent purchase amounts.

For existing Class I shareholders who owned shares of the no-load class of any ICAP Fund, Inc. as of the Effective Date, there is no minimum initial or subsequent purchase amount.

Class R1, R2 and R3 Shares.  If you are eligible to invest in Class R1, R2 or R3 shares of the Funds, there are no minimum initial or subsequent purchase amounts.

Opening Your Account – Direct Shareholders

	HOW	DETAILS

BY WIRE:

You or your registered  representative should call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) to obtain an account number and wiring instructions.  Wire the purchase amount to:

State Street Bank and Trust Company

− ABA #011−0000−28

− MainStay Funds (DDA #99029415)

− Attn: Custody and Shareholder Services

To buy shares the same day, MainStay Investments must receive your wired money by 4 pm Eastern Time.

The wire must include: − name(s) of investor(s); − your account number; and − Fund Name and Class of shares. Your bank may charge a fee for the wire transfer.

BY PHONE:

Have your investment professional call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) between 8 am and 6 pm Eastern Time any day the New York Stock Exchange is open. Call before 4 pm to buy shares at the current day’s NAV.

MainStay Investments must receive your application and check, payable to MainStay Funds in good order within three business days.  If not, MainStay Investments can cancel your order and hold you liable for costs incurred in placing it.

Be sure to write on your check:

− name(s) of investor(s).

− your account number; and

− Fund name and Class of shares.

BY MAIL:

Return your completed MainStay Funds application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 8401

Boston, Massachusetts 02266-8401

Send overnight orders to:

MainStay Funds

c/o Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Make your check payable to MainStay Funds. − $1,000 minimum Be sure to write on your check: − name(s) of investor(s); and − Fund name and Class of shares.

Buying Additional Shares of the Funds – Direct Shareholders

	HOW	DETAILS

BY WIRE:

Wire the purchase amount to:

State Street Bank and Trust Company

− ABA #011−0000−28

− Attn:  Custody and Shareholder Services

− MainStay Funds (DDA #99029415)

− Shareholder Name __________________

− Shareholder Account No._____________

To buy shares the same day, MainStay Investments must receive your wired money by 4 pm Eastern Time.

The wire must include: − name(s) of investor(s); − your account number; and − Fund Name and Class of shares. Your bank may charge a fee for the wire transfer.

ELECTRONICALLY:

Call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) between 8 am and 6 pm Eastern Time any day the New York Stock Exchange is open to make an ACH purchase; call before 4 pm to buy shares at the current day’s NAV; or

Visit us at www.mainstayfunds.com.

Eligible investors can purchase shares by using electronic debits from a designated bank account. The maximum ACH purchase amount is $100,000.

BY MAIL:

Return your completed MainStay Funds application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 8401

Boston, Massachusetts 02266-8401

Send overnight orders to:

MainStay Funds

c/o Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Make your check payable to MainStay Funds. − $50 minimum for Class A and C shares. Be sure to write on your check: − name(s) of investor(s); and − Fund name and Class of shares.

Selling Shares – Direct Shareholders

	HOW	DETAILS

BY CONTACTING YOUR FINANCIAL ADVISOR:		− You may sell (redeem) your shares through your financial advisor or by any of the methods described below.

BY PHONE:

TO RECEIVE PROCEEDS BY CHECK:

Call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) between 8 am and 6 pm Eastern Time any day the New York Stock Exchange is open.  Call before 4 pm Eastern Time to sell shares at the current day’s NAV.

TO RECEIVE PROCEEDS BY WIRE:

Call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) between 8 am and 6 pm Eastern Time any day the New York Stock Exchange is open.  Eligible investors may sell shares and have proceeds electronically credited to a designated bank account.

TO RECEIVE PROCEEDS ELECTRONICALLY BY ACH:  Call MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) between 8 am and 6 pm Eastern Time any day banks and the New York Stock Exchange are open; or visit us at www.mainstayfunds.com.

− MainStay Investments will only send checks to the account owner at the owner’s address of record and generally will not send checks to addresses on record for 30 days or less.

− The maximum order MainStay Investments can process by phone is $100,000.

− Generally, after receiving your sell order by phone, MainStay Investments will send the proceeds by bank wire to your designated bank account the next business day, although it may take up to seven days to do so. Your bank may charge you a fee to receive the wire transfer.

− MainStay Investments must have your bank account information on file.

− There is an $11 fee for wire redemptions.

− The minimum wire transfer amount is $1,000.

− MainStay Investments must have your bank account information on file.

− Proceeds may take 2−3 days to reach your bank account.

− There is no fee from MainStay Investments for this transaction.

− The maximum ACH transfer amount is $100,000.

BY MAIL:

Return your completed MainStay Funds application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 8401

Boston, Massachusetts 02266-8401

Send overnight orders to:

MainStay Funds

c/o Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Write a letter of instruction that includes:

* your name(s) and signature(s);

* your account number;

* Fund name and Class of shares; and

* dollar or share amount you want to sell.

Obtain a Medallion Signature Guarantee or other documentation, as required.

There is a $15 fee for checks mailed to you via overnight service.

General Policies

Buying Shares.

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All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.

●	MainStay Investments does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

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If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

●	A Fund may, in its discretion, reject any order for the purchase of shares.

●	To limit the Funds’ expenses, we do not issue share certificates.

Selling Shares.

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Your shares will be sold at the next NAV calculated after MainStay Investments receives your request in good order. MainStay Investments will make the payment within seven days after receiving your request in good order.

●	If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received

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When you sell Class C shares, or Class A shares when applicable, the Fund will recover any applicable CDSCs either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

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When you sell Class A, C or I shares of the ICAP International Fund within one month of purchase, the Fund will impose a redemption fee of 2.00% on the total redemption amount (calculated at market value), except as otherwise provided herein.

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There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

●	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MainStay Investments takes reasonable measures to verify the order.

●	Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

●	MainStay Investments requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

●	MainStay Investments requires a written order to sell shares and a Medallion Signature Guarantee if:

	-	MainStay Investments does not have on file required bank information to wire funds;

	-	the proceeds from the sale will exceed $100,000;

	-	the proceeds of the sale are to be sent to an address other than the address of record; or

	-	the proceeds are to be payable to someone other than the account holder(s).

●	In the interests of all shareholders, the Funds reserve the right to:

	-	change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

	-	change or discontinue the systematic withdrawal plan upon notice to shareholders;

	-	close accounts with balances of less than $500 invested in Class A or C shares (by redeeming all shares held and sending proceeds to the address of record); and/or

	-	change the minimum investment amounts.

When you buy and sell shares directly from the Fund, you will receive confirmation statements that describe your transaction. You should review the information in the confirmation statements carefully. If you notice an error, you should call MainStay Investments immediately. If you fail to notify MainStay Investments within one year of the transaction, you may be required to bear the costs of correction.

Additional Information.  The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party – e.g., a bank, broker, 401(k), financial advisor or financial supermarket – there  may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in a Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time, any of the Funds may close and reopen to new investors or new share purchases at its discretion. Due to the nature of their portfolio investments, certain Funds may be more likely to close and reopen than others. If a Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund. If a Fund is closed to new investors, you may not exchange shares from other MainStay Funds for shares of that Fund unless you are already a shareholder of such Fund.

CONVENIENT, YES . . . BUT NOT RISK-FREE. Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that MainStay Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using MainStay’s Audio Response System or the internet, you bear the risk of any loss from your errors unless the Funds or MainStay Investments fail to use established safeguards for your protection. These safeguards are among those currently in place at the MainStay Funds:

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all phone calls with service representatives are tape recorded; and

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written confirmation of every transaction is sent to your address of record.

The Funds and MainStay Investments reserve the right to shut down the MainStay Audio Response System or the system might shut itself down due to technical problems.

Medallion Signature Guarantees.  A Medallion Signature Guarantee helps protect against fraud.  To protect your account, each Fund and MainStay Investments from fraud, Medallion Signature Guarantees are required to enable MainStay Investments to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange Medallion Signature Program (MSP). Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.  Signature guarantees that are not a part of these programs will not be accepted.  Please note that a notary public stamp or seal is not acceptable. Shareholders may contact MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for further details.

Investing for Retirement.  You can purchase shares of any of the MainStay Funds offered by this Prospectus for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

Purchases in Kind

You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in kind” purchase).  In kind purchases may be made only upon ICAP’s approval and determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies and procedures.  Securities accepted by a Fund in an in kind purchase will be valued at market value.

Redemptions in Kind

The Funds reserve the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund’s portfolio, in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

The Reinvestment Privilege May Help You Avoid Sales Charges

Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

When you sell shares, you have the right – for 90 days – to reinvest any or all of the money in the same account and class of shares without paying another sales charge (as long as those shares haven’t been reinvested once already). If you paid a sales charge when you redeemed, you’ll receive a pro rata credit for reinvesting in the same account and class of shares.

Shareholder Services

Automatic Services.  Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at www.mainstayfunds.com, contacting your financial advisor for instructions, or by calling MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for a form.

Systematic Investing – Individual Shareholders Only

MainStay Funds offer three automatic investment plans:

1.

AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

-

make regularly scheduled investments; and/or

-

purchase shares whenever you choose.

2.

Dividend reinvestment

Automatically reinvest dividends and distributions from one MainStay Fund into the same Fund or the same Class of any other MainStay Fund.

3.

Payroll deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

Systematic Withdrawal Plan – Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of the initial request and shares must not be in certificate form.  The Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among Funds.  You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable CDSC. You may not exchange shares between classes. If you choose to sell Class C shares and then separately buy Class A shares, you may have to pay a CDSC on the Class C shares, as well as pay an initial sales charge on the purchase of Class A shares.

You may also exchange shares of a MainStay Fund for shares of the same class, if offered, of any of the following funds, which are offered in a different prospectus:

– MainStay All Cap Growth Fund	– MainStay Indexed Bond Fund

– MainStay All Cap Value Fund	– MainStay Intermediate Term Bond Fund

– MainStay Balanced Fund	– MainStay International Equity Fund

– MainStay Capital Appreciation Fund	– MainStay Large Cap Growth Fund

– MainStay Cash Reserves Fund	– MainStay Large Cap Opportunity Fund(1)

– MainStay Common Stock Fund	– MainStay MAP Fund

– MainStay Conservative Allocation Fund	– MainStay Mid Cap Growth Fund

– MainStay Convertible Fund	– MainStay Mid Cap Opportunity Fund

– MainStay Diversified Income Fund	– MainStay Mid Cap Value Fund

– MainStay Floating Rate Fund	– MainStay Moderate Allocation Fund

– MainStay Global High Income Fund	– MainStay Moderate Growth Allocation Fund

– MainStay Government Fund	– MainStay Money Market Fund

– MainStay Growth Allocation Fund	– MainStay S&P 500 Index Fund

– MainStay Growth Equity Fund(1)	– MainStay Short Term Bond Fund

– MainStay High Yield Corporate Bond Fund	– MainStay Small Cap Growth Fund

– MainStay International Equity Fund	– MainStay Small Cap Value Fund

– MainStay Income Manager Fund	– MainStay Tax Free Bond Fund

– MainStay Total Return Fund

– MainStay Value Fund

Before making an exchange request, read the prospectus of the fund you wish to purchase by exchange.  You can obtain a prospectus for any fund by contacting your broker, financial advisor or other financial institution by calling the Funds at 1-800-MAINSTAY (1-800-624-6782).

_______________________

 (1)

Offered only to residents of Connecticut, Maryland, New Jersey and New York.

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that Fund. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

The exchange privilege is not intended as a vehicle for short term trading, nor are the Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see “Excessive Purchases and Redemptions or Exchanges” in this section).

The Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge.  Sales charges apply when you:

•

exchange Class A shares of the Money Market Fund for Class A shares of another Fund, unless you’ve already paid the sales charge on those shares; or

•

exchange Class C shares of the Money Market Fund for Class C shares of another Fund and redeem within one year of the original purchase.

In addition, if you exchange Class C shares of a Fund into Class C shares of the Money Market Fund or you exchange Class A shares of a Fund subject to the 1% CDSC into Class A shares of the Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Class A or Class C shares, as applicable, of another MainStay Fund.

If you exchange all your shares in the MainStay Money Market Fund for shares of the same class in another Fund, any dividends that have been declared but not yet distributed will be credited to the new Fund account.  If you exchange all your shares in the Money Market Fund for shares in more than one Fund, undistributed dividends will be credited to each of the new Funds according to the number of exchanged shares in each Fund.

Excessive Purchases and Redemptions or Exchanges

The Funds are not intended to be used as a vehicle for excessive or short-term trading (such as market timing). The interests of a Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Manager or Subadvisor might have to maintain more of a Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, trade infrequently, or are relatively illiquid (such as foreign securities), may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. Accordingly, the Funds’ Board of Directors has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. These policies are discussed more fully below. There is the risk that the Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive of short-term trading. A Fund may change its policies or procedures at any time without prior notice to shareholders.

The Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Funds. In addition, the Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in this Prospectus) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect a Fund or its operations, including those from any individual or group who, in the Funds’ judgment, is likely to harm Fund shareholders. Pursuant to the Funds’ policies and procedures, a Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans are not subject to the surveillance procedures. Exceptions are subject to the advance approval by the Fund’s Chief Compliance Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the Fund’s policies and procedures, no Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of Fund shares.

The Funds, through MainStay Investments and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. As part of this surveillance process, the Funds examine transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. To the extent identified under these surveillance procedures, a Fund will place a “block” on any account if, during any 60−day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60 day period in that Fund. The Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may be not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Funds’ Chief Compliance Officer that such investment programs and strategies are consistent with the foregoing (e.g., they either work from an asset allocation model or direct transactions to conform to a model portfolio).

In addition to these measures, the Funds may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading.  In particular, the ICAP International Fund has done just this with respect to redemptions of Class A, C and I shares made within one month of purchase.

While the Funds discourage excessive or short-term trading, there is no assurance that the Funds or their procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The Funds’ ability to reasonably detect all such trading may be limited, for example, where the Funds must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to Fund shareholders.

Fair Valuation and Portfolio Holdings Disclosure

Determining the Funds’ Share Prices (NAV) and the Valuation of Securities.  Each Fund generally calculates the value of its investments (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time) every day the Exchange is open.  The Funds do not determine NAV on days the Exchange is closed.  The Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV per share for a class of shares is determined by dividing the value of a Fund’s net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Fund’s investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Fund’s portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager deems a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Funds and has delegated day-to-day responsibility for fair value determinations to the Funds’ Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain Funds’, notably the ICAP International Fund, fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Portfolio Holdings Information.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings is available in the Funds’ SAI. MainStay Funds publish quarterly a list of each Fund’s ten largest holdings and publish monthly a complete schedule of the Funds’ portfolio holdings on the internet at www.mainstayfunds.com. You may also obtain this information by calling toll-free 1-800-MAINSTAY (1-800-624-6782). Disclosure of the Funds’ schedule of portfolio holdings is provided monthly approximately 30 days after the end of the reported month. In addition, disclosure of the Funds’ top ten holdings is made quarterly approximately 15 days after the end of each calendar quarter. The Funds’ quarterly holdings information is also provided in the annual report and semiannual report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

Fund Earnings

If you prefer to reinvest dividends and/or capital gains in another Fund, you must first establish an account in that class of shares of the Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

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SEEK PROFESSIONAL ASSISTANCE. Your financial advisor can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser. For additional information on federal, state and local taxation, see the SAI.

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DO NOT OVERLOOK SALES CHARGES. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

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BUY AFTER THE DIVIDEND PAYMENT. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

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MainStay Investments reserves the right to automatically reinvest dividend distributions of less than $10.00.

Dividends and Interest.  Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as “dividends.”  The dividends paid by each Fund will vary based on the income from its investments and the expenses incurred by the Fund.

When the Funds Pay Dividends.  Dividends are normally paid on the first business day of each quarter after a dividend is declared.  For the ICAP International Fund, however, dividends are normally paid less frequently, typically on a semi-annual or annual basis.

Capital Gains.  The Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains.  The Fund will normally distribute any capital gains to shareholders in December.

How to Take Your Earnings.  You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted by the broker-dealer) or MainStay Investments directly. The seven choices are:

1.

Reinvest dividends and capital gains in:

-

the same Fund; or

-

another MainStay Fund of your choice (other than a Fund that is closed, either to new investors or to new share purchases).

2.

Take the dividends in cash and reinvest the capital gains in the same Fund.

3.

Take the capital gains in cash and reinvest the dividends in the same Fund.

4.

Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same Fund.

5.

Take dividends and capital gains in cash.

6.

Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original Fund.

7.

Reinvest all or a percentage of the dividends in another MainStay Fund (other than a Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same Fund.

Understand the Tax Consequences

Most of Your Earnings are Taxable.  Virtually all of the dividends and capital gains distributions you receive from the Funds are taxable, whether you take them as cash or automatically reinvest them. A Fund’s realized earnings are taxed based on the length of time a Fund holds its investments, regardless of how long you hold Fund shares. If a Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings of the Funds will generally be a result of capital gains that may be taxed as either long-term capital gains or short-term capital gains (taxed as ordinary income). Earnings generated by interest received on fixed income securities generally will be a result of income generated on debt investments and will be taxable as ordinary income.

For individual shareholders, a portion of the dividends received from the Funds may be treated as “qualified dividend income,” which is currently taxable to individuals at a maximum rate of 15%, to the extent that such Funds receive qualified dividend income from domestic corporations and certain qualified foreign corporations and certain holding period and other requirements are met. The shareholder must also generally satisfy a more than 60 day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. For corporate shareholders, a portion of the dividends received from the Funds may qualify for the corporate dividends received deduction.

MainStay Investments will mail your tax report each year by January 31. This report will tell you which dividends and  redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

The Funds may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

Exchanges.  An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation.

[MainStay Logo]

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No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the related SAI do not constitute an offer by the Funds or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer in such jurisdiction.

Statement of Additional Information (SAI)

Provides more details about the Funds. The current SAI is incorporated by reference into this Prospectus and has been filed with the SEC.

Annual/Semi-annual Reports

Provide additional information about the Funds’ investments and include discussions of market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To Obtain Information:

More information about the Funds, including the SAI and the annual/semi-annual reports, is available, without charge, upon request. To obtain information, or for shareholder inquiries, call toll-free 1-800-MAINSTAY (1-800-624-6782), visit our website at www.mainstayfunds.com, or write to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

You can also review and copy information about the Funds (including the SAI) by visiting the SEC’s Public Reference Room in Washington, D.C. (phone 1-202-942-8090). This information is also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained by paying a duplicating fee and sending an e-mail to publicinfo@sec.gov or writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

NYLife Distributors LLC

169 Lackawanna Avenue

Parsippany, New Jersey 07054

NYLife Distributors LLC is the Distributor of the MainStay Funds.

The MainStay Funds

SEC File Number: 811−8850

For more information, call 1−800−MAINSTAY (1−800−624−6782) or visit our website at www.mainstayfunds.com.

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

MAINSTAY FUNDS

STATEMENT OF ADDITIONAL INFORMATION

MainStay ICAP Equity Fund

MainStay ICAP Select Equity Fund

MainStay ICAP International Fund

Class A, Class C, Class I

Class R1, Class R2 and Class R3 Shares

169 Lackawanna Avenue

Parsippany, New Jersey 07054

August 31, 2006

Although not a prospectus, this Statement of Additional Information (the “SAI”) supplements the information contained in the prospectus dated August 31, 2006 for the Class A, Class C, Class I, Class R1, Class R2 and Class R3 shares of certain separate investment series (collectively, the “Funds” or “MainStay Funds”) of ICAP Funds, Inc., a Maryland corporation (the “Company”), as amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in and is made a part of the Prospectus, and should be read in conjunction with the Prospectus. The Prospectus is available without charge by writing to MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll free 1-800-MAINSTAY (1-800-624-6782).

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or NYLIFE Distributors LLC (the “Distributor”). This SAI and the Prospectus do not constitute an offer by the Company or the Distributor to sell, or a solicitation of an offer to buy, any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer in such jurisdiction.

Shareholder inquiries should be made by writing directly to NYLIM Service Company LLC (“NYLIM SC” or “MainStay Investments”), the Company’s transfer agent and an affiliate of New York Life Investment Management LLC, P.O. Box 8401, Boston, Massachusetts 02266-8401, or by calling toll free 1-800-MAINSTAY (1-800-624-6782). In addition, you can make inquiries through your registered representative.

The financial statements of the Company, including the Financial Highlights for the fiscal year ended December 31, 2005 as presented in  the 2005 Annual Report to Shareholders and the Report to Shareholders thereon of Ernst & Young LLP, an independent registered public accounting firm, appearing therein are incorporated by reference into this SAI.

TABLE OF CONTENTS

Page

CORPORATE ORGANIZATION

3

INVESTMENT POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL

3

IMPLEMENTATION OF INVESTMENT OBJECTIVES

5

DIRECTORS AND OFFICERS

15

CODES OF ETHICS

19

PRINCIPAL SHAREHOLDERS

19

INVESTMENT ADVISER, SUBADVISER AND DISTRIBUTOR

20

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

22

PROXY VOTING POLICIES

24

FUND TRANSACTIONS AND BROKERAGE

27

FUND MANAGERS

29

PORTFOLIO HOLDINGS DISCLOSURE POLICY

30

ANTI-MONEY LAUNDERING PROGRAM

31

NET ASSET VALUE

31

SHAREHOLDER INVESTMENT ACCOUNT

33

PURCHASE, REDEMPTION AND EXCHANGES

33

ALTERNATIVE SALES ARRANGEMENTS

37

TAX−DEFERRED RETIREMENT PLANS

41

TAX INFORMATION

43

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

48

TRANSFER AGENT

48

SUB-ADMINISTRATOR

49

CUSTODIAN

49

LEGAL COUNSEL

49

FINANCIAL STATEMENTS

49

No person has been authorized to give any information or to make any representations other than those contained in this SAI and related Prospectus, and if given or made, the information or representations may not be relied upon as having been made by the Funds.  This SAI is not an offer to sell securities in any state or jurisdiction in which an offering may not legally be made.

CORPORATE ORGANIZATION

The Company is an open-end management investment company, commonly referred to as a mutual fund.  The Company is organized as a Maryland corporation and was incorporated on November 1, 1994.

The Company is authorized to issue shares of common stock in series and classes.  The Company currently offers three series of shares:  the MainStay ICAP Equity Fund (the “ICAP Equity Fund”), the MainStay ICAP Select Equity Fund (the “ICAP Select Equity Fund”) and the MainStay ICAP International Fund (the “ICAP International Fund”).  Each series, in turn, currently offers six classes of shares:  Class A, Class C, Class I, Class R1, Class R2, and Class R3.  Each share of common stock of each Fund is entitled to one vote, and each share is entitled to participate equally in dividends and capital gain distributions by the respective Fund and in the residual assets of the respective Fund in the event of liquidation.  However, each Fund bears its own expenses and matters affecting only one Fund are voted on only by that Fund’s shareholders.  The ICAP Equity and ICAP International Funds are “diversified” and the ICAP Select Equity Fund is “non-diversified,” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

No certificates will be issued for shares held in your account.  You will, however, have full shareholder rights.

Generally, the Funds will not hold annual shareholders’ meetings unless required by the 1940 Act or Maryland law.

New York Life Investment Management LLC (“NYLIM”) serves as the investment adviser for the Funds and has entered into a subadvisory agreement with Institutional Capital LLC (“ICAP”) pursuant to which ICAP is responsible for making specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Funds.  NYLIM and ICAP are affiliates.

INVESTMENT POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL

The following are the fundamental investment policies applicable to each Fund which cannot be changed without the approval of a majority of the relevant Fund’s outstanding voting securities.  As used herein, a “majority of the relevant Fund’s outstanding voting securities” means the lesser of (i) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present or (ii) more than 50% of the outstanding shares of common stock of the Fund.

The ICAP Equity and ICAP International Funds may not, with respect to 75% of the Fund’s total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

No Fund may:

1.  Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

2.  Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in connection with the purchase and sale of portfolio securities.

3.  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of such Fund’s total assets.

4.  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

5.  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

6.  Issue senior securities, except as permitted under the 1940 Act.

7.  Purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry.

With the exception of the investment restriction set out in item 2 above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

Each Fund’s investment objective is also a fundamental investment policy which cannot be changed without the approval of a majority of the relevant Fund’s outstanding voting securities.  The investment objective of the ICAP Equity Fund is to seek a superior total return with only a moderate degree of risk.  The investment objective of the ICAP Select Equity Fund is to seek a superior total return.  The investment objective of the ICAP International Fund is to seek a superior total return with income as a secondary objective.

The following are the non-fundamental investment policies applicable to each Fund, except as otherwise noted below, which may be changed by the Board of Directors of the Funds (the “Board of Directors”) without shareholder approval.

No Fund may:

1.  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

2.  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

3.  Invest in illiquid securities if, as a result of such investment, more than 5% of the Fund’s net assets would be invested in illiquid securities.

4.  Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

5.  Enter into option contracts or futures contracts (including options on futures contracts) or forward foreign currency exchange contracts (with respect to the ICAP International Fund only) if more than 30% of the Fund’s net assets would be represented by such contracts.

6.  Enter into futures contracts or options on futures contracts if more than 5% of the Fund’s net assets would be committed to initial margin deposits and premiums on such contracts.

7.  Purchase securities when borrowings exceed 5% of its total assets.

8.  Make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing shareholders of the Fund with at least 60 days’ notice.  The use of the term “international” suggests diversification throughout the world but does not suggest any particular investments by the ICAP International Fund.  Therefore, the ICAP International Fund is not subject to this policy.

IMPLEMENTATION OF INVESTMENT OBJECTIVES

The following information supplements the discussion of the Funds’ investment objectives and strategies described in the Prospectus under the headings “The Funds – Investment Objectives and Principal Investment Strategies” and “The Funds – Types of Investments and Fund Policies.”

In General

None of the Funds will invest more than 5% of their net assets in any one of the following types of investments:

•

investment grade debt securities;

•

non-investment grade debt securities (commonly referred to as “junk bonds”); and

•

illiquid securities.

Investment grade debt securities include long-term debt obligations rated Baa or higher by Moody’s Investors Service (“Moody’s”), BBB or higher by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”), or unrated securities of comparable quality as determined by the subadviser to the Funds, ICAP.  Bonds rated Baa by Moody’s or BBB by S&P, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated bonds.

Non-Investment Grade Debt Securities (“Junk Bonds”)

Each Fund may invest up to 5% of its net assets in junk bonds.  Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.  They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.  The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates and Economic Changes.  All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise.  The market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates.  Junk bond securities also tend to be more sensitive to economic conditions than are higher-rated securities.  As a result, they generally involve more credit risks than securities in the higher-rated categories.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations.  The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.  Further, if the issuer of a junk bond security defaulted, a Fund might incur additional expenses to seek recovery.  Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund’s net asset value.

As previously stated, the value of a junk bond security will generally decrease in a rising interest rate market and, accordingly, so will a Fund’s net asset value.  If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits.  Due to the limited liquidity of junk bond securities, a Fund may be forced to liquidate these securities at a substantial discount.  Any such liquidation would reduce the Fund’s asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

Payment Expectations.  Junk bond securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion.  During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate.  To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

Credit Ratings.  Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities.  They do not, however, evaluate the market value risk of junk bond securities and, therefore, may not fully reflect the true risks of an investment.  In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the value of the security.  Consequently, credit ratings are used only as a preliminary indicator of investment quality.  Investments in junk bond securities will be more dependent on ICAP’s credit analysis than would be the case with investments in investment-grade debt securities.  ICAP employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings.  ICAP continually monitors each Fund’s investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

Liquidity and Valuation.  A Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities.  Because not all dealers maintain markets in all junk bond securities, there is no established retail secondary market for many of these securities.  The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors.  To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities.  The lack of a liquid secondary market may have an adverse impact on the market price of the security.  The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund.  Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.  During periods of thin trading, the spread between bid and asked prices is likely to increase significantly.  In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

Illiquid Securities

Each Fund may invest up to 5% of its net assets in illiquid securities (i.e., securities that are not readily marketable).  For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities which may only be resold pursuant to Rule 144A under the Securities Act, repurchase agreements with maturities in excess of seven days and other securities that are not readily marketable.  The Board of Directors or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 5% limitation.  Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act, including securities that may be resold to institutional investors pursuant to Rule 144A under the Securities Act, may be considered liquid under guidelines adopted by the Board of Directors.

The Board of Directors has delegated the day-to-day determination of the liquidity of any security to ICAP, although it has retained oversight and ultimate responsibility for such determinations.  Although no definitive liquidity criteria are used, the Board of Directors has directed ICAP to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system) and (iv) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act.  Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.  Restricted securities will be priced at fair value as determined in good faith by the Board of Directors or its delegate.  If, through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund should be in a position where more than 5% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Warrants

Each Fund may invest without limitation in warrants.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities but only the right to buy them.  Investing in warrants is purely speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  In addition, the value of a warrant does not necessarily change with the value of the underlying security, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Real Estate Investment Trust Securities (“REITs”)

Each Fund may invest without limitation in the equity securities of REITs.  REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments.  Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  A Fund which invests in REITs will indirectly bear its proportionate share of the expenses incurred by the REITs in addition to the expenses incurred directly by the Fund.  Investments in REITs may subject a Fund to risks similar to those associated with direct ownership of real estate (in addition to securities markets risks).  REITs are sensitive to factors such as changes in real estate value and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer.  REITs may also be affected by tax and regulatory requirements.

Foreign Securities

The ICAP International Fund will invest at least 80% of its net assets in the equity securities of foreign companies.  Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments.  In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S.  Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.  Other risks inherent in foreign investment include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the illiquidity and volatility of foreign securities markets; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability.  Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities.  From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.  Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

Although the ICAP International Fund’s investments in foreign securities primarily will be in securities of established issuers based in developed foreign countries, the Fund may also invest in securities of issuers in emerging markets, including issuers in Asia (including Russia), eastern Europe, Central and South America, the Middle East and Africa.  Investments in emerging markets include all of the risks of investments in foreign securities and risks which are in addition to the usual risks inherent in foreign investments.  The Fund’s purchase and sale of portfolio securities in certain emerging markets countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors.  In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, ICAP and its affiliates and their respective clients and other service providers.  The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.  These limitations may have a negative impact on the Fund’s performance and may adversely affect the liquidity of the Fund’s investment to the extent that it invests in certain emerging market countries.  In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar.  Further, certain emerging markets countries’ currencies may not be internationally traded.  Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar.  If the Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund’s net asset value will be adversely affected.  Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Foreign Currency Hedging Transactions

The ICAP International Fund may enter into forward foreign currency exchange contracts (“forward contracts”) and foreign currency futures contracts and options thereon.  See “Derivative Instruments” in this section.  Forward contracts provide for the purchase, sale or exchange of an amount of a specified foreign currency at a future date.  The ICAP International Fund will enter into forward contracts for hedging purposes only; that is, only to protect against the effects of fluctuating rates of currency exchange and exchange control regulations between trade and settlement dates, dividend declaration and distribution dates and purchase and sale dates.  A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract.  Foreign currency futures contracts and options thereon traded in the U.S. are traded on regulated exchanges.  The ICAP International Fund will enter into foreign currency futures and options transactions for hedging and other permissible risk management purposes only and may segregate assets to cover its futures contracts obligations.

At the maturity of a forward or futures contract, the ICAP International Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.  Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.  Closing purchase transactions with respect to futures contracts are effected on an exchange.  The ICAP International Fund will only enter into such a forward or futures contract if it is expected that there will be a liquid market in which to close out such contract.  There can, however, be no assurance that such a liquid market will exist in which to close a forward or futures contract, in which case the ICAP International Fund may suffer a loss.

The ICAP International Fund may attempt to accomplish objectives similar to those described above with respect to forward and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges.  A put option gives the Fund the right to sell a currency at the exercise price until the expiration of the option.  A call option gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.  The ICAP International Fund will not enter into foreign currency forwards, futures or related options on futures contracts if, along with the Fund’s investments in other options, more than 30% of its net assets would be committed to such instruments.

Borrowing

Each Fund is authorized to borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements), provided that the amount borrowed cannot exceed 33 1/3% of the value of the Fund’s total assets.  A Fund’s borrowings may create an opportunity for greater return to the Fund and, ultimately, the Fund’s shareholders, but at the same time increase exposure to losses.  In addition, interest payments and fees paid by a Fund on any borrowings may offset or exceed the return earned on borrowed funds.  Each Fund currently intends to borrow money only for temporary, extraordinary or emergency purposes and may not purchase securities when its borrowings exceed 5% of its total assets.

Lending Portfolio Securities

Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of the Fund’s total assets to brokers, dealers or other institutional borrowers as a means of earning income.  In return, the Funds will receive collateral in cash or money market instruments.  The collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  The purpose of securities lending is to permit the borrower to use such securities for delivery to purchasers when such borrower has sold securities short.  The Funds will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent.  Voting rights with respect to loaned securities pass to the borrower with the lending of the securities.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends received by the Funds on loaned securities are not treated as “qualified dividends” for tax purposes.  The Funds may also receive interest on the investment of collateral or a fee from the borrower as compensation for the loan.  The Funds may pay reasonable custodial and administrative fees in connection with a loan.  The Funds will retain the right to call, upon notice, lent securities.  While there may be delays in recovery or even a loss of right in collateral should the borrower fail financially, ICAP will review the creditworthiness of the entities to which such loans are made to evaluate those risks.  Although the Funds are authorized to lend securities, they do not presently intend to engage in lending activities.

Derivative Instruments

In General.  Each Fund may invest up to 30% of its net assets in derivative instruments.  The Funds may use derivative instruments for any lawful purpose consistent with their respective investment objectives such as hedging or managing risk, but not for speculation.  Derivative instruments are commonly defined to include securities or contracts whose value depend on (or “derive” from) the value of one or more other assets, such as securities, currencies or commodities.  These “other assets” are commonly referred to as “underlying assets.”

Hedging.  The Funds may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or anticipated to be held in, their respective portfolios.  Derivatives may also be used by the Funds to “lock-in” realized but unrecognized gains in the value of portfolio securities.  Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged.  However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

Managing Risk.  The Funds may also use derivative instruments to manage the risks of their respective assets.  Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations held, establishing a position in the derivatives markets as a substitute for buying or selling certain securities or creating or altering exposure to certain asset classes, such as equity, debt and foreign securities.  The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for a Fund to invest than “traditional” securities (i.e., stocks or bonds) would.

Exchange or OTC Derivatives.  Derivative instruments may be exchange-traded or traded in over-the-counter (“OTC”) transactions between private parties.  Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange.  Exchange contracts are generally liquid.  The exchange clearinghouse is the counterparty of every contract.  Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty.  OTC derivatives are contracts between the holder and another party to the transaction (usually a securities dealer or a bank), but not any exchange clearinghouse.  OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Risks and Special Considerations.  The use of derivative instruments involves risks and special considerations as described below.  Risks pertaining to particular derivative instruments are described in the sections that follow.

(1)  Market Risk.  The primary risk of derivatives is the same as the risk of the underlying assets; namely, that the value of the underlying asset may go up or down.  Adverse movements in the value of an underlying asset can expose the Funds to losses.  Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified.  The successful use of derivative instruments depends upon a variety of factors, particularly ICAP’s ability to anticipate movements of the securities and currencies markets, which requires different skills than anticipating changes in the prices of individual securities.  There can be no assurance that any particular strategy adopted will succeed.  A decision to engage in a derivative transaction will reflect ICAP’s judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with the Fund’s objectives, investment limitations and operating policies.  In making such a judgment, ICAP will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund’s entire portfolio and investment objective.

(2)  Credit Risk.  The Funds will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument.  The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance.  For privately-negotiated instruments, there is no similar clearing agency guarantee.  In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses to the Funds.  The Funds will enter into transactions in derivative instruments only with counterparties that ICAP reasonably believes are capable of performing under the contract.

(3)  Correlation Risk.  When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) can result from an imperfect correlation between the price movements of the two instruments.  With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset.  With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated.  Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged.  For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated.  Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.  The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(4)  Liquidity Risk.  Derivatives are also subject to liquidity risk.  Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value.  Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract.  OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.  A Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options).  If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out.  The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.  Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Funds.

(5)  Legal Risk.  Legal risk is the risk of loss caused by the legal unenforceability of a party’s obligations under the derivative.  While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff.  Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6)  Systemic or “Interconnection” Risk.  Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants.  In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.  Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations.  This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

General Limitations.  The use of derivative instruments is subject to applicable regulations of the Securities and Exchange Commission (the “SEC”), the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission (“CFTC”) and various state regulatory authorities.

 In accordance with Rule 4.5 of the regulations under the Commodities Exchange Act, the Funds have filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the National Futures Association, which regulate trading in the futures markets.  As a result, the Funds are not subject to registration or regulation as commodity pool operators.

The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging Fund assets in a manner that raises issues under the 1940 Act.  In order to limit the potential for the leveraging of Fund assets, the SEC has stated that a Fund may use coverage or segregate its assets.  Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets.  As a result, the commitment of a large portion of a Fund’s assets to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

In some cases, a Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class.  In such cases, when a Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, ICAP may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and by reference to the nature of the exposure arising from the assets set aside in the segregated account.

Options.  The Funds may use options for any lawful purpose consistent with their respective investment objectives such as hedging or managing risk but not for speculation.  An option is a contract in which the “holder” (the buyer) pays a certain amount (the “premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (the “strike price” or “exercise price”) at or before a certain time (the “expiration date”).  The holder pays the premium at inception and has no further financial obligation.  The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset.  The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset.  The Funds may purchase (buy) or write (sell) put and call options on assets, such as securities, currencies and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position.  Options used by the Funds may include European, American and Bermuda style options.  If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option; if it is exercisable only at certain times, it is a “Bermuda” option.

The Funds may purchase (buy) and write (sell) put and call options and enter into closing transactions with respect to such options to terminate an existing position.  The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge.  Writing put or call options can enable the Funds to enhance income by reason of the premiums paid by the purchaser of such options.  Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.  All or a portion of any assets used as cover for OTC options written by the Funds would be considered illiquid to the extent described under “Illiquid Securities” in this section.  Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the affected Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the Funds to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Funds may purchase or write both exchange-traded and OTC options.  Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts with no clearing organization guarantee.  Thus, when the Funds purchase or write an OTC option, they rely on the counterparty to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by the Funds as well as the loss of any expected benefit of the transaction.

The Funds may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

Futures Contracts.  The Funds may use futures contracts for any lawful purpose consistent with their respective investment objectives such as hedging and managing risk but not for speculation.  The Funds may enter into futures contracts, including interest rate, index and currency futures, and purchase put and call options, and write covered put and call options, on such futures.  The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge.  Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities.  The Funds’ hedging may include purchases of futures as an offset against the effect of expected increases in currency exchange rates and securities prices and sales of futures as an offset against the effect of expected declines in currency exchange rates and securities prices.  The Funds may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position.  Such options would have the same strike prices and expiration dates.  The Funds will engage in this strategy only when ICAP believes it is more advantageous than purchasing the futures contract.

To the extent required by regulatory authorities, the Funds may enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument.  Futures exchanges and trading are regulated by the CFTC.  Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund’s exposure to market, currency or interest rate fluctuations, a Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place.  An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written.  Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained.  A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or the currency or by payment of the change in the cash value of the index.  More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made.  If the offsetting purchase price is less than the original sale price, a Fund realizes a loss; if it is more, the Fund realizes a gain.  Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, the Fund realizes a loss.  The transaction costs must also be included in these calculations.  There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.  If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Funds upon entering into a futures contract.  Instead, at the inception of a futures contract, a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin,” consisting of cash or other liquid assets, in an amount generally equal to 10% or less of the contract value.  Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker.  When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.  Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written.  Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market.  The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market.  However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund was unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  Under these circumstances, the Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged.  For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.  These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged.  Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets.  This participation also might cause temporary price distortions.  In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Cash Equivalents

To the extent permitted by its investment objective and policies, each Fund may invest in cash equivalents.  Cash equivalents are short-term fixed income securities issued by private and governmental institutions which are rated at least Prime-1 by Moody’s, A-1 or higher by S&P, F-2 or higher by Fitch or unrated securities of comparable quality as determined by ICAP.  Such securities include, without limitation, the following:

U.S. Government Securities.  These securities include bills, notes and bonds differing as to maturity and rates of interest which are either issued or guaranteed by the U.S. Treasury or U.S. government agencies or instrumentalities.  U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Ginnie Mae, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the Interamerican Development Bank and the International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.  While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law.  The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Certificates of Deposit.  These securities are issued against funds deposited in a U.S. or foreign bank (and its subsidiaries and branches) or a U.S. savings and loan association.  Such securities are for a definite period of time, earn a specified rate of return and are normally negotiable.  If a certificate of deposit is non-negotiable, it will be considered illiquid and will be subject to each Fund’s 5% restriction on investments in illiquid securities.  A certificate of deposit requires the issuer to pay the amount deposited plus interest to the holder of the certificate on the date specified thereon.  Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Funds may not be fully insured.

Bank Time Deposits.  Bank time deposits are monies kept on deposit with U.S. or foreign banks (and their subsidiaries and branches) or U.S. savings and loan associations for a stated period of time at a fixed rate of interest.  There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

Bankers’ Acceptances.  Bankers’ acceptances are short-term credit instruments used to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

Repurchase Agreements.  For this purpose, repurchase agreements include only those entered into with respect to obligations of the U.S. government, its agencies or instrumentalities.  In such a transaction, at the time a Fund purchases the security, it simultaneously agrees to resell the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time.  This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate.  Such transactions afford an opportunity for the Funds to invest temporarily available cash.  Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities.  The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral.  If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Funds could incur a loss of both principal and interest.  ICAP monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement.  ICAP does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Funds.  If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Funds to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

Commercial Paper.  These securities include commercial paper and commercial paper master notes (which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change).  Master demand notes are direct lending arrangements between a Fund and a corporation.  There is no secondary market for such notes; however, they are redeemable by the Funds at any time.  ICAP will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”).  ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  The ICAP International Fund may invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  EDRs and GDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation.  Depository receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks.  Depositary receipts are deemed to have the same classification as the underlying securities they represent.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts involve many of the same risks as investing directly in foreign securities.

Depositary receipt facilities may be established as either “unsponsored” or “sponsored.”  While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.  A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities.  The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distribution, and the performance of other services.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to depositary receipt holders in respect of the deposited securities.  Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the depositary receipt holders.  With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees).  Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities.

DIRECTORS AND OFFICERS

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the Funds’ business and affairs.

Directors and officers of the Funds, together with information as to their principal business occupations during at least the last five years, and other information, are shown below.

[replace with new information in 485(b) filing]

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director
Independent Directors:
Dr. James A. Gentry The University of Illinois 140A Wohlers Hall 1206 South 6th Street Champaign, Illinois 61820 Age: 75	Director	Indefinite Term; Served as Director since December 1994

Dr. Gentry, who joined the faculty at the University of Illinois, Urbana-Champaign, in 1966, is a Professor Emeritus of Finance at the College of Business at the University.  Since joining the University, Dr. Gentry has served as Associate Dean of the College of Commerce and Business Administration and has authored   numerous articles and chapters in books.  Currently, he teaches a graduate course in advanced financial management.  In 2001, he was recognized as a University distinguished scholar/teacher.  Dr. Gentry received an A.B. from Indiana State University, and an M.B.A. and D.B.A. from Indiana University.

				3	None
Joseph Andrew Hays c/o The Hays Group Suite 2600, Tribune Tower 435 North Michigan Avenue Chicago, Illinois 60611 Age: 75	Director	Indefinite Term; Served as Director since July 1995

Since January 1996, Mr. Hays has been the principal in a consulting firm, The Hays Group, located in Chicago, Illinois.  Since October 1999, he has served as a director of High Country News Foundation, Paonia, Colorado, a publisher of commentary on conservation issues in the eight Western states of the U.S.  From September 1995 through April 1998, Mr. Hays served on the Board of Directors of Delaware Place Bank, located in Chicago, Illinois.  Mr. Hays retired on December 31, 1995 from the Tribune Company, a diverse media enterprise, as Vice President for Corporate Relations and a member of its executive committee, after 12 years of service.  Mr. Hays’ professional career in industry has been as an executive specializing in the external affairs of corporations.  Mr. Hays received a B.S. in journalism from Utah State University and a Bachelor of Laws from Indiana University.

				3	None
Harold W. Nations 580 Lincoln Avenue Winnetka, Illinois 60093 Age: 52	Director	Indefinite Term; Served as Director since December 1994	Mr. Nations is a broker with BRE Sotheby’s International Realty, a real estate brokerage firm, and a principal with Twin Crescents Realty LLC, a real estate investment advisory firm. He has been with BRE Sotheby’s International Realty since November 2004 and with Twin Crescents Realty since June 2002. Prior thereto, he was a partner with the law firm of McDermott, Will & Emery in Chicago, Illinois. He had been with McDermott, Will & Emery since June 2000. Mr. Nations received a B.S. in Chemistry from the Georgia Institute of Technology and a J.D. from Northwestern University Law School.	3	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director
Interested Director* and Principal Officers:
Robert H. Lyon 225 West Wacker Drive Suite 2400 Chicago, Illinois 60606 Age: 56	President and Director	Indefinite Term; Served as President and Director since December 1994	Mr. Lyon joined ICAP in 1988 and has been the President, Chief Investment Officer and a Director of ICAP since 1992. For the seven years prior to joining ICAP, Mr. Lyon was an Executive Vice President and Director of Research with Fred Alger Management in New York. Mr. Lyon graduated from Northwestern University with a B.A. in economics and received his M.B.A. from the Wharton School of Finance.	3	None
Pamela H. Conroy 225 West Wacker Drive Suite 2400 Chicago, Illinois 60606 Age: 44	Vice President, Treasurer, Secretary, and Chief Compliance Officer	Indefinite Term; Served as Vice President and Treasurer since December 1994; as Director from December 1994 until November 2004; as Secretary and Chief Compliance Officer since 2004.

Ms. Conroy has been a Senior Vice President of ICAP since joining ICAP in August of 1994, a Director of ICAP since March 1995, Secretary of ICAP since September 1997 and Chief Compliance Officer of ICAP since 2004.  As Senior Vice President, her responsibilities include oversight of accounting, systems, operations and product development.  Prior to joining ICAP, Ms. Conroy worked at The Northern Trust Company where she served as a Vice President and worked in a variety of capacities in the investments and securities processing areas over a nine-year period.  Ms. Conroy earned a B.A. from the University of Illinois, Urbana-Champaign and an M.M. from the Kellogg School of Management at Northwestern University.

				N/A	N/A

* Mr. Lyon is deemed to be an “interested person” of the Funds, as defined in the 1940 Act, because he serves as director and officer of ICAP.  In addition, Mr. Lyon owns a controlling interest in ICAP.

The Board of Directors has one standing committee – an Audit Committee.  Pursuant to its charter, the Audit Committee oversees the Funds’ accounting and financial policies and practices, internal controls, and disclosure controls and procedures; oversees the quality, objectivity and integrity of the Funds’ financial statements and the independent audit thereof; monitors the independent auditor’s qualifications, independence and performance; acts as a liaison between the independent auditor and the full Board of Directors; and is responsible for the appointment, compensation and oversight of the Funds’ independent auditor.  During the fiscal year ended December 31, 2005, the Audit Committee met twice.  The three disinterested directors of the Funds – Dr. Gentry (Chairman), Mr. Hays and Mr. Nations – form the Audit Committee.

The following table sets forth the dollar range of Fund shares beneficially owned by each director as of December 31, 2005, stated using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, or over $100,000.

Dollar Range of Equity Securities Beneficially Owned(1)
Name of Director	Equity	Select Equity	International	Aggregate Dollar Range of Equity Securities in All ICAP Funds

Dr. James A. Gentry	over $100,000	$50,001-$100,000	over $100,000	over $100,000

Joseph Andrew Hays	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	over $100,000

Harold W. Nations	none	$10,001-$50,000	none	$10,001-$50,000

Robert H. Lyon(2)	none	over $100,000	over $100,000	over $100,000

__________________

(1)

Beneficial ownership is determined in accordance with Rule 16(a)-1(a)(2) under the Securities Exchange Act of 1934, as amended.

(2)

An “interested person” as defined in the 1940 Act.

As of June 30, 2006, officers and directors of the Funds beneficially owned [less than 1%] of the ICAP Equity Fund’s then outstanding shares, [1.8%] of the ICAP Select Equity Fund’s then outstanding shares and [7.0%] of the ICAP International Fund’s then outstanding shares.

Directors and officers of the Funds who are also officers, directors, employees or shareholders of ICAP do not receive any remuneration from the Funds for serving as directors or officers.  Accordingly, Mr. Lyon does not receive any remuneration from the Funds for his services as a director and officer.  Ms. Conroy is not compensated by the Funds, but receives compensation from ICAP for her services as Chief Compliance Officer of the Funds.  Dr. Gentry, Mr. Hays and Mr. Nations received the following fees in 2005 for their services as directors of the Funds:

Name of Director	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Directors
Dr. James A. Gentry(1)	$25,000	$0	$0	$25,000
Joseph Andrew Hays(1)	$25,000	$0	$0	$25,000
Harold W. Nations(1)	$25,000	$0	$0	$25,000

______________________

(1)

These three directors are not deemed to be “interested persons” as defined in the 1940 Act.  Each of the directors has elected to receive his compensation in shares of common stock in the Fund or Funds of his choice.

CODES OF ETHICS

The Funds, NYLIM, ICAP and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts, including securities that may be purchased or held by the Funds, subject to certain exceptions.  A copy of each of the Codes of Ethics is on public file with, and is available from, the SEC.

PRINCIPAL SHAREHOLDERS

As of May 31, 2006, the following persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of one or more of the Funds:

[update]

Name and Address	Fund	Number of Shares	Percentage of Fund	Percentage of Company

Fidelity Investments Institutional	Equity	4,825,673.115	24.618%	9.995%
Operations Co., Inc.
100 Magellan Way
Covington, KY 41015-1987

Charles Schwab & Co., Inc.	Equity	1,894,737.366	9.666%	3.924%
101 Montgomery Street
San Francisco, CA 94104

Wells Fargo Bank	Equity	1,086,386.667	5.542%	2.250%
8515 E. Orchard Road
Englewood, CO 80111

National Financial Services Corp.	Equity	1,077,793.141	5.498%	2.232%
One World Financial Center
200 Liberty Street
New York, NY 10281

Charles Schwab & Co.	Select Equity	8,403,720.788	36.342%	15.375%
101 Montgomery Street
San Francisco, CA 94104

National Financial Services Corp.	Select Equity	4,428,122.026	19.149%	8.102%
One World Financial Center
200 Liberty Street
New York, NY 10281

PFPC Wrap Services	Select Equity	2,784,203.835	12.040%	5.094%
760 Moore Road
King of Prussia, PA 19406
Charles Schwab & Co.	International	4,718,920.539	46.653%	7.974%
101 Montgomery Street
San Francisco, CA 94104

National Financial Services Corp.	International	1,880,457.721	18.591%	3.178%
One World Financial Center
200 Liberty Street
New York, NY 10281

National Investor Services Corp.	International	722,605.467	7.144%	1.221%
55 Water Street 32nd Floor
New York, NY 10041

Any person that beneficially owns more than 25% of the outstanding shares of a Fund or of the Company may be considered a “controlling person” of such Fund or of the Company.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Company.

INVESTMENT ADVISER, SUBADVISER AND DISTRIBUTOR

Investment Adviser

Pursuant to an investment management agreement between the Company and NYLIM (the “Management Agreement”), and subject to the supervision of the Board of Directors and in conformity with the stated policies of each Fund, NYLIM administers each Fund’s business affairs and has investment advisory responsibilities with respect to the Funds’ portfolio securities.  NYLIM is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”), which in turn is a subsidiary of New York Life Insurance Company (“New York Life”).  NYLIM is registered as an investment adviser with the SEC and has provided investment management services since 2000.  As of June 30, 2006, NYLIM and its affiliates had approximately $______ billion in assets under management.

The Management Agreement remains in effect for two years following its initial effective date, and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board of Directors or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the directors who are not “interested persons” (as defined in the 1940 Act) of the Company, NYLIM or ICAP (the “Non-Interested Directors”).

NYLIM has authorized any of its members, managers, officers and employees who may be elected or appointed as directors or officers of the Company to serve in the capacities in which they are elected or appointed.

The Management Agreement provides that NYLIM will not be liable to a Fund for any error of judgment or mistake of law or for any loss sustained by a Fund, except in the case of NYLIM’s willful misfeaseance, bad faith, gross negligence or reckless disregard of duty.  The Management Agreement also provides that it will terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days’ nor less than 30 days’ written notice.

Except for the expenses to be paid by NYLIM as described in the Prospectus, the Company, on behalf of each Fund, is responsible under the Management Agreement for the payment of expenses related to each Fund’s operations, including: (1) the fees payable to NYLIM; (2) the fees and expenses of directors who are not affiliated with NYLIM or ICAP; (3) certain fees and expenses of the Company’s custodian and transfer agent; (4) the charges and expenses of the Company’s legal counsel and independent accountants; (5) brokers’ commissions and any issue or transfer taxes chargeable to the Company, on behalf of a Fund, in connection with its securities transactions; (6) the fees of any trade association of which a Fund or the Company is a member; (7) the cost of share certificates representing shares of a Fund; (8) reimbursement of a portion of the organization expenses of a Fund (as applicable) and the fees and expenses involved in registering and maintaining registration of the Company and of its shares with the SEC and registering the Company as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Company’s registration statements and prospectuses for such purposes; (9) allocable communications expenses with respect to investor services and all expenses of shareholders’ and directors’ meetings and preparing, printing and mailing prospectuses and reports to shareholders; (10) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a Fund’s business; (11) any expenses assumed by a Fund pursuant to its plan of distribution; (12) all taxes and business fees payable by a Fund to federal, state or other governmental agencies; and (13) costs associated with the pricing of the Funds’ shares. Fees and expenses of legal counsel, registering shares, holding meetings and communicating with shareholders include an allocable portion of the cost of maintaining an internal legal and compliance department.

As compensation for its services, each Fund pays NYLIM an annual management fee of 0.80% of each Fund’s average net assets.  The advisory fee is accrued daily and paid monthly.  Pursuant to a written expense limitation agreement, NYLIM has agreed to waive a portion of its management fee and/or reimburse operating expenses to the extent necessary to ensure that the total annual operating expenses of each Fund’s Class I shares (excluding taxes, interest, litigation, extraordinary expenses and brokerage and other transactional expenses relating to the purchase or sale of portfolio investments) do not exceed 0.80% of its average net assets.  The expense limitation agreement will terminate on August 25, 2008, unless extended by the parties.  The expense limitations may be modified or terminated only with the approval of the Board of Directors.  NYLIM may recoup the amount of any waivers and/or reimbursements from a Fund pursuant to this agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.  NYLIM will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of each Fund, respectively.

Subadviser

Pursuant to a subadvisory agreement between NYLIM and ICAP (the “Subadvisory Agreement”), and subject to the supervision of the Board of Directors and NYLIM and in conformity with the stated policies of each Fund, ICAP manages each Fund’s portfolio, including the purchase, retention, disposition and loan of securities.  ICAP is a wholly-owned subsidiary of NYLIM Holdings, which in turn is a subsidiary of New York Life.  Accordingly, ICAP and NYLIM are affiliates.

The Subadvisory Agreement remains in effect for two years following its initial effective date, and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board of Directors or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of Non-Interested Directors.

ICAP has authorized any of its members, managers, officers and employees who may be elected or appointed as directors or officers of the Company to serve in the capacities in which they are elected or appointed.

The Subadvisory Agreement provides that ICAP will not be liable to a Fund for any error of judgment or mistake of law or for any loss sustained by a Fund, except in the case of ICAP’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty.  The Subadvisory Agreement also provides that it will terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days’ nor less than 30 days’ written notice.

As compensation for its services, NYLIM, not the Funds, pays ICAP an annual management fee of 0.40% of each Fund’s average net assets.  The advisory fee is accrued daily and paid monthly.

For the years ended December 31, 2003, 2004 and 2005, (1) the amount of the management fee paid by each Fund, (2) the amount of any management fees waived and/or reimbursed, and (3) the amount of the subadvisory fee paid by NYLIM to ICAP, were as follows:

Year Ended	Fund	Management Fee Paid(1)	Management Fee Waived and/or Reimbursed	Subadvisory Fee Paid(2)

12/31/03	Equity	$7,024,209	$649,190	N/A
	Select Equity	$185,593	$210,885	N/A
	International	$6,912	$191,980	N/A

12/31/04	Equity	$7,462,505	$674,235	N/A
	Select Equity	$1,068,306	$368,745	N/A
	International	$249,922	$255,590	N/A

12/31/05	Equity	$6,088,550	$654,189	N/A
	Select Equity	$2,967,467	$567,639	N/A
	International	$548,526	$368,921	N/A

______________________

(1)

Fees are presented after expense reimbursement or waiver.  All management fees were paid by the Funds to Institutional Capital Corporation, the Funds’ former investment adviser and the predecessor of ICAP.

(2)

No subadvisory fees were paid during the periods indicated because the Subadvisory Agreement was not effective at that time.

Distributor

NYLife Distributors LLC (the “Distributor”), a limited liability company organized under the laws of Delaware, serves as distributor and principal underwriter of each Fund’s shares pursuant to a Distribution Agreement between the Company and the Distributor (the “Distribution Agreement”).  The Distributor is affiliated with NYLIM and ICAP.  The Distributor and other broker-dealers will pay commissions to salesmen as well as the cost of printing and mailing prospectuses to potential investors and of any advertising incurred by them in connection with their distribution of Fund shares.  In addition, the Distributor will pay for a variety of account maintenance and personal services to shareholders after the sale.  The Distributor is not obligated to sell any specific amount of Fund shares.  For its services, the Distributor receives sales loads (including contingent deferred sales charges) and distribution plan payments, although no such payments have been made to the Distributor as of the date of this SAI.  The Company anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time with respect to any Fund or class or group of Funds or classes.

The Distribution Agreement remains in effect for two years following its initial effective date, and continues in effect if such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Non-Interested Directors.  The Distribution Agreement is terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Company’s Non-Interested Directors, upon 60 days’ written notice to the Distributor, or by vote of a majority of the outstanding voting securities of that Fund, upon 60 days’ written notice to the Company.  The Distribution Agreement will terminate in the event of its assignment.

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

Distribution Plans

With respect to each of the Funds, the Board has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act for Class A, Class C, Class R2 and Class R3 shares of each Fund (the “Class A Plans,” “Class C Plans,” “Class R2 Plans” and “Class R3 Plans” and collectively, the “12b-1 Plans”).

Under the 12b-1 Plans, a class of shares of a Fund pays distribution and/or service fees to the Distributor as compensation for distribution and/or service activities related to that class of shares and its shareholders. Because these fees are paid out of a Fund’s assets on an on-going basis, over time, these fees will increase the cost of an investment and may cost a shareholder more than paying other types of sales charges.  Each 12b-1 Plan provides that the distribution and/or service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor.  Authorized distribution expenses include the Distributor’s interest expense and profit.  The Distributor anticipates that its actual expenditures will substantially exceed the distribution fee received by it during the early years of operation of a 12b-1 Plan.  For example, with respect to Class A shares, the Distributor may pay dealers an ongoing service fee equal to 0.25% of the aggregate net asset value (“NAV”) of shares held by investors serviced by the dealer.  In addition, the Distributor will advance to dealers who sell Class C shares of the Funds an amount equal to 1% of the aggregate NAV of the shares sold.  The Distributor may also make payments quarterly to dealers in an amount up to 1.00% on an annualized basis of the average NAV of the Class C shares that are attributable to shareholders for whom the dealers are designated as dealers of record.

In later years, its expenditures may be less than the distribution fee, thus enabling the Distributor to realize a profit in those years.

If a 12b-1 Plan for a Fund is terminated, the Fund will owe no payments to the Distributor other than fees accrued but unpaid on the termination date.  Each 12b-1 Plan may be terminated only by specific action of the Board of Directors or shareholders.

12b-1 Plan revenues may be used to reimburse third parties that provide various services to shareholders who are participants in various retirement plans. These services include aggregating and processing purchase and  redemption orders for participant shareholders, processing dividend payments, forwarding shareholder communications, and recordkeeping. Persons selling or servicing different classes of shares of the Funds may receive different compensation with respect to one particular class of shares as opposed to another in the same Fund. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares.

Under the Class A Plans, Class A shares of a Fund pay the Distributor a monthly fee at the annual rate of 0.25% of the average daily net assets of that Fund’s Class A shares for distribution or service activities, as designated  by the Distributor.

Under the Class C Plans, a Fund’s Class C shares pay a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to that Fund’s Class C shares. Pursuant to the Class C Plans, the Class C shares also pay a service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of a Fund’s Class C shares.

Under the Class R2 Plans, Class R2 shares of a Fund pay the Distributor a monthly fee at the annual rate of 0.25% of the average daily net assets of that Fund’s Class R2 shares, as applicable, for distribution or service activities, as designated by the Distributor.

Under the Class R3 Plans, Class R3 shares of a Fund pay the Distributor a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of that Fund’s Class R3 shares. Pursuant to the Class R3 Plans, the  Class R3 shares also pay a service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of a Fund’s Class R3 shares.

Each 12b−1 Plan shall continue in effect from year to year, provided such continuance is approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Non-Interested Directors. No 12b−1 Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected class of shares of a Fund, and all material amendments of a 12b−1 Plan must also be approved by the Board in the manner described above. Each 12b−1 Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Non-Interested Directors, or by a vote of a majority of the outstanding voting securities of the affected Fund (as defined in the 1940 Act) on not more than 30 days’ written notice to any other party to the 12b−1 Plan. So long as any 12b−1 Plan is in effect, the selection and  nomination of Directors who are not interested persons has been committed to those Directors who are not such interested persons. Pursuant to each 12b−1 Plan, the Distributor shall provide the Company for review by the Board, and the Board shall review at least quarterly, a written report of the amounts expended under each 12b-1 Plan and the purpose for which such expenditures were made. In the Board’s quarterly review of each 12b-1 Plan, it will consider each 12b-1 Plan’s continued appropriateness and the level of compensation provided therein.

The Board has determined that, in its judgment, there is a reasonable likelihood that each 12b-1 Plan will benefit the respective Fund and its shareholders.  Among the potential benefits of the 12b-1 Plans, the directors noted that the payment of commissions and service fees to the Distributor for payment to securities brokers and their registered representatives could motivate them to improve their sales efforts with respect to the Class A, C, R2 and R3 shares of the Funds, as applicable, and to maintain and enhance the level of services they provide to the Funds' respective class of shareholders.  These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the Funds to achieve economies of scale and lower per share operating expenses.  Any reduction  in such expenses could serve to offset, at least in part, the additional expenses incurred by the Funds in connection with the 12b-1 Plans. Furthermore, the investment management of the Funds could be enhanced, as any net inflows of cash from new sales might enable the portfolio managers to take advantage of attractive investment opportunities, and the possible reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

Pursuant to Conduct Rule 2830 of the National Association of Securities Dealers, Inc., the amount which a Fund may pay for distribution expenses, excluding service fees, is limited to 6.25% of the gross sales of the Fund’s shares since inception of the Fund’s plan, plus interest at the prime rate plus 1% per annum.

The Class A, C, R2 and R3 shares of the Funds were first offered as of the date of this SAI.  Therefore, no fees have been paid pursuant to the 12b-1 Plans as of the date of this SAI.

Shareholder Service Plans; Service Fees

The Board has adopted a separate shareholder services plan with respect to the Class R1,Class R2 and Class R3 shares of the Funds (collectively, the “Services Plans”).  Under the terms of the Services Plans, each Fund is authorized to pay to NYLIM, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1, Class R2 and Class R3 shares, in connection with the administration of plans or programs that use Fund shares as their funding medium, a shareholder servicing fee at the rate of 0.10% on an annual basis of the average daily net assets of the Class R1, Class R2 and Class R3 shares.

Under the terms of the Services Plan, each Fund may pay for personal services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase  and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. With respect to the Class R2 and Class R3 shares, these services are in addition to those services that may be provided under the Class R2 and Class R3 12b−1 Plans.  Because service fees are ongoing, over time they will increase the cost of an investment in a Fund and may cost more than other types of sales charges.

Each Services Plan provides that it may not take effect until approved by vote of a majority of both (1) the Board, and (2) the Non-Interested Directors. Each Services Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Board and the Non-Interested Directors. Each Services Plan provides that it may not be amended to materially increase the costs that holders of Class R1, Class R2 and Class  R3 shares of a Fund may bear under the Services Plan without the approval of a majority of both (1) the Board, and (2) the Non-Interested Directors, cast in person at a meeting called for the purpose of voting on such amendments.

Each Services Plan provides that NYLIM shall provide to the Board, and the Board shall review at least quarterly, a  written report of the amounts expended in connection with the performance of service activities, and the purposes for which such expenditures were made.

The Class R1, R2 and R3 shares of the Funds were first offered as of the date of this SAI.  Therefore, no fees have been paid pursuant to the Services Plans as of the date of this SAI.

PROXY VOTING POLICIES

It is the policy of the Funds that proxies received by the Funds are voted in the best interests of the Funds’ shareholders. The Board has adopted proxy voting policies and procedures for the Funds that delegate all responsibility for voting proxies received relating to the Funds’ portfolio securities to NYLIM, subject to the oversight of the Board.  NYLIM has adopted its own proxy voting policies and procedures in order to assure that proxies voted on behalf of the Funds are voted in the best interests of the Funds and their shareholders. NYLIM may delegate proxy voting authority to ICAP; provided that, as specified in NYLIM’s proxy voting policies and procedures, ICAP either (1) follows NYLIM’s proxy voting policies and procedures, or (2) has demonstrated that its proxy voting policies and procedures are consistent with NYLIM’s proxy voting policies and procedures or are otherwise implemented in the best interests of NYLIM’s clients and appear to comply with governing regulations. The Funds may revoke all or part of this delegation (to NYLIM and/or ICAP as applicable) at any time by a vote of the Board.

NYLIM’s Proxy Voting Guidelines

To assist NYLIM in approaching proxy-voting decisions for the Funds and its other clients, NYLIM has adopted proxy-voting guidelines (“Guidelines”) with respect to certain recurring issues. These Guidelines are reviewed on an annual basis by NYLIM’s Proxy Voting Committee and revised when the Proxy Voting Committee  determines that a change is appropriate. NYLIM has selected Institutional Shareholder Services (“ISS”) − an unaffiliated third-party proxy research and voting service − to assist it in researching and voting proxies. With respect to each proxy received, ISS researches the proxy and provides a recommendation to NYLIM as to how to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and the application of its research findings to the Guidelines. NYLIM has the ultimate responsibility to accept or reject any ISS proxy voting recommendation (“Recommendation”). NYLIM will memorialize the basis for any decision to override a Recommendation, to abstain from voting, and to resolve any conflicts as further discussed below. In addition, NYLIM may choose not to vote a proxy if the cost of voting  outweighs the possible benefit; if the vote would have an indeterminable or insignificant effect on the client’s economic interests or the value of the portfolio holding; or if a jurisdiction imposes share blocking restrictions.

Conflicts of Interest

When a proxy presents a conflict of interest, such as when NYLIM has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and NYLIM or an affiliated entity of NYLIM, both the Funds’ and NYLIM’s proxy voting policies and procedures mandate that NYLIM follow an alternative voting procedure rather than voting proxies in its sole discretion. In these cases, NYLIM may: (1) cause the proxies to be voted in accordance with the recommendations of an independent service provider, (2) notify the Funds’  Board, a designated Board committee or a representative of either, of the conflict of interest and seek a waiver of the conflict to permit NYLIM to vote the proxies as it deems appropriate and in the best interest of Fund shareholders, under its usual policy, or (3) forward the proxies to the Funds’ Board, a designated Board committee or a representative of either, so that the Board, the committee or the representative may vote the proxies itself. As part of its delegation of proxy voting responsibility to NYLIM, the Funds also delegated to NYLIM responsibility for resolving conflicts of interest based on the use of acceptable alternative voting procedures, as described above. If NYLIM chooses to override a Recommendation made by ISS, NYLIM’s  compliance department will review the override prior to voting to determine the existence of any potential conflicts of interest. If the compliance department determines a material conflict may exist, the issue is referred to NYLIM’s Proxy Voting Committee which will consider the facts and circumstances and determine whether to allow the override or take other action, such as the alternative voting procedures just mentioned.

Guidelines Examples

The following examples illustrate the Guidelines with respect to certain typical proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the Guidelines, and whether NYLIM supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.  To the extent ICAP utilizes ISS, these Guidelines apply to ICAP as well.

−

Board of Directors.  NYLIM will vote on director nominees in an uncontested election on a case-by-case basis, examining such factors as the composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman also serves as CEO, and whether a retired CEO sits on the board. NYLIM will withhold votes from overboarded CEO directors, defined as serving on more than three boards. NYLIM will also withhold votes from directors who sit on more than six public company boards. In a contested election of directors, NYLIM will evaluate the nominees based on such factors as the long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); and evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.  NYLIM generally supports proposals to fix the board size or designate a range for the board size.  However, NYLIM will vote against management ability to alter the size of a specified range without shareholder approval. In addition, NYLIM supports  proposals to repeal classified boards or elect all directors annually. NYLIM also supports proposals seeking that a majority or more of the board be independent. NYLIM generally votes against shareholder proposals to impose a mandatory retirement age for outside directors.

−

Antitakeover Defenses and Voting Related Issues. NYLIM generally evaluates advance notice proposals on a case-by-case basis, supporting proposals that allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.  NYLIM generally supports shareholder proposals that ask a company to submit its  poison pill for shareholder ratification; proposals to allow or make easier shareholder action by written consent; and proposals to lower supermajority vote requirements. NYLIM generally votes against proposals to restrict or prohibit shareholder ability to call special shareholder meetings and proposals giving the board exclusive authority to amend the bylaws.

−

Capital Structure. Generally, votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. NYLIM will generally vote for proposals to create a new class of nonvoting or subvoting common stock if it is intended for financing purposes with minimal or no dilution to current shareholders and if it is not designed to preserve the voting power of an insider or significant shareholder. NYLIM will vote for proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going certain is uncertain. NYLIM will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights and against proposals to create a new class of common stock with superior voting rights.

−

Executive and Director Compensation. Proposals regarding compensation plans are reviewed on a case-by-case basis using a methodology focusing on the transfer of shareholder wealth. Generally, NYLIM will support proposals seeking additional information regarding compensation, but will vote against proposals which set absolute levels on compensation or dictate amount or form of  compensation. NYLIM will support withholding votes from Compensation  Committee members if the company has poor compensation practices.

ICAP’s Proxy Voting Policies

NYLIM has delegated proxy-voting authority to ICAP.  A summary of ICAP’s proxy voting policies and procedures is provided below.

ICAP has adopted proxy-voting policies and procedures designed to ensure that where clients have delegated proxy-voting authority to ICAP, all proxies are voted in the best interest of such clients without regard to the interests of ICAP or related parties.  When a client retains ICAP, the firm generally determines through its investment management agreement, whether it will vote proxies on behalf of that client.  In situations where ICAP’s interests conflict, or appear to conflict, with the interests of the Funds or other client interests, ICAP will take one of the following steps to resolve the conflict:

•

Vote the securities based on a pre-determined voting guideline if the application of the guideline to the matter presented involves little or no discretion on ICAP’s part;

•

Vote the securities based  upon the recommendation of an independent third party, such as ISS; or

•

Disclose the conflict to the client or, with respect to the Funds, the Funds’ Board of Directors (or its delegate) and obtain the client’s or Board of Directors’ direction to vote the proxies.

Funds’ Proxy Voting Record

Each Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX is available without charge, on the Funds’ website at www.mainstayfunds.com or on the SEC’s website at www.sec.gov.

FUND TRANSACTIONS AND BROKERAGE

Under the Subadvisory Agreement, ICAP is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage and principal business.  Trades may be done with brokers, dealers and, on occasion, issuers.  Remuneration for trades may include commissions, dealer spreads, mark-ups and mark-downs.

In executing transactions on behalf of the Funds, ICAP has no obligation to deal with any broker or dealer.  Rather, ICAP seeks the best qualitative execution.  The best net price is an important factor, but ICAP also considers the full range and quality of a broker’s services, as described below.  Recognizing the value of the range of services, the Funds may not pay the lowest commission or spread available on a particular transaction.  Brokerage will not be allocated based on the sale of a Fund’s shares.

NYLIFE Securities (the “Affiliated Broker”), an affiliate of NYLIM and ICAP, may act as broker for the Funds. In order for the Affiliated Broker to effect any portfolio transactions for the Funds on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Affiliated Broker to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length  transaction. The Funds will not deal with the Affiliated Broker in any portfolio transaction in which the Affiliated  Broker acts as principal.

Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer (other than the Affiliated Broker) who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction.  Brokerage and research services include (i) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting brokers or dealers, ICAP considers investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers or dealers, and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility.  Accordingly, the commissions charged by any such broker or dealer may be greater than the amount another firm might charge if ICAP determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker or dealer to the Funds.  ICAP believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to them.  Such higher commissions will not,  however, be paid by the Funds unless (i) ICAP determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of ICAP’s overall responsibilities with respect to the accounts, including the Funds, as to which it exercises investment discretion; (ii) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws and the Subadvisory Agreement; and (iii) in the opinion of ICAP, the total commissions paid by the Funds are reasonable in relation to the benefits to the Funds over the long term.

For the years ended December 31, 2003, 2004 and 2005, the aggregate amount of brokerage commissions paid by each Fund was as follows:

Year Ended	Fund	Aggregate Commissions Paid

12/31/03	Equity Select Equity International	$1,683,066 $285,568 $179,434

12/31/04	Equity Select Equity International	$1,173,744 $515,745 $223,638

12/31/05	Equity Select Equity International	$1,164,423 $1,002,929 $507,204

For the year ended December 31, 2005, the following aggregate amounts were paid to brokers or dealers by the Funds for transactions for which research services were provided to the Funds: the ICAP Equity Fund paid $733,998; the ICAP Select Equity Fund paid $465,295; and the ICAP International Fund paid $457,567.  The Funds pay brokerage commissions to various full-service brokers for both execution services and research services.  However, because the commissions paid to these full-service brokers are not segregated by the part of the fee attributable to execution and the part attributable to research, the foregoing numbers represent fees paid for both execution services and research services.

The following table sets forth the value, as of December 31, 2005, of the shares issued by a regular broker-dealer of the Company and held by the Funds:

Broker Dealer/Issuer	Fund	Value

Bank of America, Corp.	Equity Select Equity	$38,399,108 $52,711,653

J.P. Morgan Chase & Co.	Equity Select Equity	$24,683,211 $30,604,959

Citigroup Inc.	Equity	$39,260,091

The Bank of New York Co., Inc.	Equity	$15,990,293

The Goldman Sachs Group, Inc.	Equity	$12,898,710

UBS AG ADR	International	$ 5,242,765

Credit Suisse Group ADR	International	$ 7,428,510

ICAP places portfolio transactions for other advisory accounts in addition to the Funds.  Research services furnished by firms through which the Funds effect their securities transactions may be used by ICAP in servicing all of its accounts; that is, not all of such services may be used by ICAP in connection with the Funds.  ICAP believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by it.  Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker or dealer paid by each account for brokerage and research services will vary.  However, ICAP believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis.  ICAP seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account.  In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds.  There can be no assurance that a particular purchase or sale opportunity will be allocated to the Funds.  In making such allocations between the Funds and other advisory accounts, the main factors considered by ICAP are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

FUND MANAGERS

As described in the Prospectus under “Investment Team,” each fund manager listed below is jointly responsible for the day-to-day management of each Fund as well as the day-to-day management of the other accounts set forth in the following table.

Other Accounts Managed by Fund Managers (1)

	Registered Investment Companies(2)		Other Accounts Managed by Fund Manager(3)
Fund Manager	Number	Total Assets	Number	Total Assets	Number with Performance -Based Fees	Total Assets of Accounts with Performance –Based Fees
Robert H. Lyon	18	$5.2 billion	147	$7.8 billion	9	$628.6 million
Gary S. Maurer	18	$5.2 billion	147	$7.8 billion	9	$628.6 million
Jeffrey A. Miller, CFA	18	$5.2 billion	147	$7.8 billion	9	$628.6 million
Kathleen C. Pease, CFA	18	$5.2 billion	147	$7.8 billion	9	$628.6 million
Paula L. Rogers	18	$5.2 billion	147	$7.8 billion	9	$628.6 million
Jerrold K. Senser, CFA	18	$5.2 billion	147	$7.8 billion	9	$628.6 million
Andrew P. Starr, CFA	18	$5.2 billion	147	$7.8 billion	9	$628.6 million
Matthew T. Swanson, CFA	18	$5.2 billion	147	$7.8 billion	9	$628.6 million
William Van Tuinen, CFA	18	$5.2 billion	147	$7.8 billion	9	$628.6 million
Thomas R. Wenzel, CFA	18	$5.2 billion	147	$7.8 billion	9	$628.6 million

__________________

(1)

As of December 31, 2005.  All of the accounts are jointly managed on a team basis by the individuals listed in the table.

(2)

Includes the Funds and 15 other series of registered investment companies for which ICAP acts as sub-adviser.  None of ICAP’s registered investment company clients charges a performance-based fee.

(3)

The fund managers do not manage, either collectively or individually, any other pooled investment vehicles other than the Funds and the other registered investment companies noted above.

Individual fund managers may manage multiple accounts for multiple clients.  In addition to the Funds, these other accounts may include separate accounts, pension and profit sharing plans, foundations and 401(k) plans.  ICAP manages all accounts on a team basis.  ICAP manages potential conflicts of interest between a Fund and other types of accounts through allocation policies and oversight by ICAP’s compliance department.  ICAP has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another.  Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds or accounts participate in investment decisions involving the same securities.

Compensation of Fund Managers

Compensation for key investment professionals consists of competitive base salary, annual cash bonus, and equity ownership in the firm.  A compensation committee reviews and determines the compensation.  The compensation committee determines the base salary and amount of bonus for each individual by examining several quantitative and qualitative factors.  For those individuals with specific investment sectors assigned to them, their annual performance relative to the annual performance of that sector in the S&P 500 is an important factor.  Other factors include the investment professional's contribution to the investment team's dialogue, the business results and overall business strategy, success of marketing and client servicing as well as managerial and demonstrated leadership.  Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.  Both the base salary for the upcoming year and the bonus for the current year are determined near the end of each calendar year.

Ownership of Fund Shares by Fund Managers

The following table sets forth the dollar range of Fund shares beneficially owned by each fund manager as of December 31, 2005, stated using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or over $1,000,000.

Fund Manager	Equity	Select Equity	International

Robert H. Lyon	None	over $1,000,000	over $1,000,000

Gary S. Maurer	over $1,000,000	over $1,000,000	over $1,000,000

Jeffrey A. Miller, CFA	None	$10,001 - $50,000	None

Kathleen C. Pease, CFA	None	$100,001 - $500,000	$100,001 - $500,000

Paula L. Rogers	$1 - $10,000	$100,001 - $500,000	$50,001 - $100,000

Jerrold K. Senser, CFA	$500,001 - $1,000,000	over $1,000,000	over $1,000,000

Andrew P. Starr, CFA	$10,001 - $50,000	$100,001 - $500,000	None

Matthew T. Swanson, CFA	None	$10,001 - $50,000	$10,001 - $50,000

William Van Tuinen, CFA	$10,001 - $50,000	$100,001 - $500,000	$50,001 - $100,000

Thomas R. Wenzel, CFA	over $1,000,000	over $1,000,000	over $1,000,000

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board has adopted policies and procedures concerning selective disclosure of portfolio holdings of the Funds. Under these policies, NYLIM publicly discloses the complete schedule of each Fund’s portfolio holdings, as reported at month-end, no earlier than the first business day falling 30 business days after the month’s end and will publicly disclose each Fund’s top ten holdings no earlier than the first business day falling 15 business days after the quarter’s end. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of a Fund’s schedule of portfolio holdings or top ten holdings for the most recently completed period by accessing the information on the Funds’ website at www.mainstayfunds.com or by calling the Funds at 1-800-MAINSTAY (1-800-624-6782).  The Funds’ quarterly holdings information is also provided in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

In addition, NYLIM may share the Funds’ non-public portfolio holdings information with pricing services and other service providers who require access to such information in order to fulfill their contractual duties to the Funds; as of the date of this SAI, those service providers are ________________________________________. NYLIM may also disclose non-public information regarding a Fund’s portfolio holdings information to certain mutual fund analysts and rating and tracking entities, such as Morningstar and Lipper Analytical Services, or to other entities that have a legitimate business purpose in receiving such information on a more frequent basis; as of the date of this SAI, those entities are _________________________________. Exceptions to the frequency and recipients of the disclosure may be made only with the advance authorization of the Funds’ Chief Compliance Officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board of Directors at the next regularly scheduled board meeting. All non-public portfolio holdings information is provided pursuant to a confidentiality agreement.

All confidentiality agreements entered into for the receipt of non-public portfolio holdings information must provide, among other things, that the recipient (1) will limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential, (2) will implement procedures to monitor  compliance by its employees with the terms of the confidentiality agreement, and (3) upon written request from NYLIM or the Funds, will promptly return or destroy the information.

Generally, employees of NYLIM or ICAP who have access to non-public information regarding the Funds’ portfolio holdings information are restricted in their uses of such information pursuant to information barriers and personal trading restrictions contained in NYLIM’s (and ICAP’s)  policies and procedures.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest  between the Funds’ shareholders and NYLIM, ICAP, the Distributor or any affiliated person of the Funds, the disclosure may not be made unless a majority of the Non-Interested Directors or a majority of a board committee consisting solely of independent directors approves such disclosure. The Funds, NYLIM and ICAP shall not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any material changes to the policies and procedures for the disclosure of portfolio holdings are reported to the Board.

ANTI-MONEY LAUNDERING PROGRAM

Each Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ transfer agent has established proper anti-money laundering procedures that require it to report suspicious and/or fraudulent activity, verify the identity of new shareholders, check shareholder names against designated government lists, including the Office of Foreign Asset Control, and undertake a complete and thorough review of all new account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Pursuant to the USA PATRIOT Act and the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a governmental agency.

NET ASSET VALUE

The Company determines the NAV per share of each class of each Fund on each day the New York Stock Exchange (“NYSE”) is open for trading.  NAV per share is calculated as of the close of regular trading on the NYSE (usually 4:00 pm Eastern Time) for each class of shares of each Fund, by dividing the current market value of the total assets less liabilities attributable to that class, by the total number of shares of that class of the Fund that are issued and outstanding.

Portfolio securities of each Fund are valued:

(a)

by appraising common and preferred stocks that are traded on the NYSE or other exchanges and the National Association of Securities Dealers National Market System (“NMS”) at the last sale price of the exchange on that day or, if no sale occurs on such exchange, at the last quoted sale price up to the time of valuation on any other national securities exchange; if no sale occurs on that day, the stock shall be valued at the mean between the closing bid price and asked price on the NYSE (Note: excessive spreads or infrequent trading may indicate a lack of readily available market quotations that may then be “fair valued” in accordance with fair valuation policies established by the Board);

(b)

by appraising over-the-counter common and preferred stocks quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the NMS) at the NASDAQ Official Closing Price supplied through such system;

(c)

by appraising over-the-counter and foreign traded common and preferred stocks not quoted on the NASDAQ system and foreign securities traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a recognized pricing agent selected by NYLIM or ICAP, or if the prices are deemed by NYLIM or ICAP not to be representative of market values, the security is to be “fair valued” in accordance with fair valuation policies established by the Board;

(d)

by appraising debt securities and all other liquid securities and other liquid assets at prices supplied by a pricing agent or broker-dealer, selected by NYLIM in consultation with ICAP, approved by the Valuation Sub-Committee and ratified by the Valuation Committee, if those prices are deemed by NYLIM or ICAP to be representative of market values at the close of the NYSE;

(e)

by appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded;

(f)

by appraising forward foreign currency exchange contracts held by the Funds at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchange quotations; and

(g)

securities that cannot be valued by the methods set forth above and all other assets, are valued in good faith at “fair value” in accordance with valuation policies established by the Board.

Portfolio securities traded on more than one U.S. national securities exchange or foreign exchange are valued at the last sale price on the business day as of which such value is being determined on the close of the exchange representing the principal market for such securities and should there be no sale price on that exchange, such securities should then be valued at the last sale price on any other exchange that NYLIM may designate.  If there were no sales on any exchange, the securities will be valued at the mean between the closing bid price and asked price.  Prior to the daily calculation of each Fund’s NAV, the value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the foreign exchange bid rate of such currencies against U.S. dollars as determined by quotes supplied by the pricing agent.  If such quotations are not available, the rate of exchange will be determined in accordance with fair valuation policies established by the Board.  For financial accounting purposes, the Company  recognizes dividend income and other distributions on the ex-dividend date, except certain dividends from foreign securities that are recognized as soon as the Company is informed on or after the ex-dividend date.

A significant event occurring after the close of trading but before the calculation of a Fund’s NAV may mean that the closing price for a security may not constitute a readily available market quotation and accordingly require that the security be priced at its fair value in accordance with the fair valuation procedures established by the Board.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE generally will not be reflected in a Fund’s calculation of its NAV.  NYLIM and ICAP will continuously monitor for significant events that may call into question the reliability of market quotations. Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; or natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities  markets. However, where NYLIM, in consultation with ICAP, may, in its judgment, determine that an adjustment to a Fund’s NAV should be made because intervening events have caused the Fund’s NAV to be materially inaccurate, NYLIM and ICAP will seek to have the security “fair valued” in accordance with fair valuation  procedures established by the Board.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund.  The underlying assets of each Fund will be maintained on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Company.  Expenses with respect to any two or more Funds will be allocated in proportion to the NAVs of the respective Funds except where allocation of direct expenses can otherwise be fairly made in the judgment of NYLIM or ICAP.

To the extent that any newly organized fund or class of shares receives, on or before December 31, any seed capital, the NAV of such fund(s) or class(es) will be calculated as of December 31.

SHAREHOLDER INVESTMENT ACCOUNT

A shareholder investment account is established for each investor in the Funds, under which a record of the shares of each Fund held is maintained. Whenever a transaction takes place in a Fund, the shareholder will be mailed a confirmation showing the transaction. Shareholders will also be sent a quarterly statement showing the status of the account.

The Funds may accept requests in writing or telephonically from at least one of the owners of a shareholder investment account for the following account transactions and/or maintenance:

−

dividend and capital gain changes (including moving dividends between account registrations);

−

address changes;

−

certain Systematic Investment Plan and Systematic Withdrawal Plan changes (including increasing or decreasing amounts and plan termination);

−

exchange requests between identical registrations; and

−

redemptions of $100,000 or less to the address of record.

In addition, the Funds may accept requests from at least one of the owners of a shareholder investment account through the Funds’ internet website for account transactions and/or maintenance involving  address changes, certain Systematic Investment Plan and Systematic Withdrawal Plan changes (including increasing or decreasing amounts and plan termination) and for redemptions by wire of amounts less than $250,000.

PURCHASE, REDEMPTION AND EXCHANGES

Note:  UMB Fund Services, Inc. (“UMB”) currently serves as the Funds’ transfer agent and will continue to do so until on or about October 14, 2006 (the “Conversion Date”).  Accordingly, until the Conversion Date, in order to effect purchase, redemption and exchange transactions with the Funds, shareholders of Class I shares of the Funds must follow the instructions in the Class I Shares – Prospectus  Supplement dated August 31, 2006, which describe UMB’s procedures.  After the Conversion Date, shareholders must follow the instructions contained in the Class I Shares – Prospectus dated August 31, 2006, which describe the successor transfer agent’s procedures.

How to Purchase Shares of the Funds

General Information.  Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that, to the extent applicable, each class bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from its sales arrangements.  Class A, Class C, Class R2 and Class R3 shares of each Fund have exclusive voting rights with respect to provisions of the Rule 12b−1 plan for such class of a Fund pursuant to which its distribution and service fees are paid, and each class has similar exchange privileges.  As compared to Class A shares, the net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the higher Rule  12b−1 fee and incremental expenses associated with such class. Likewise, the NAV of the Class C shares generally will be reduced by such class specific expenses (to the extent the Fund has undistributed net income) and investment performance of Class C shares will be lower than that of Class A shares.  As compared to Class A shares, the Class R1 shares have lower on-going expenses than Class A shares and are not subject to a front-end sales charge.  The investment performance of Class R1 shares will generally be higher than that of Class A shares.  As compared to Class R1 shares, the Class R2 and Class R3 shares have higher class specific expenses, including a  distribution and service fee payable pursuant to a Rule 12b−1 plan.  As a result of the differences of these expenses between these classes, the investment performance of Class R3 shares will generally be lower than that of Class R2 shares, and the investment performance of Class R2 shares will generally be lower than that of Class R1 shares.  Class I shares have the lowest on-going expenses and are not subject to an initial or contingent sales charge.  Class I, Class R1, Class R2 and Class R3 shares of the Funds are available only to eligible investors, as set forth in the Prospectus and  may be changed from time to time.  For additional information on the features of Class A and Class C shares, see “Alternative Sales Arrangements” herein.  Financial intermediaries may not offer all share classes of a Fund.  If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through  your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly with the Fund by submitting an application form to the Funds.

By Mail.  Initial purchases of shares of the Funds should be made by mailing the completed application form to the investor’s registered representative. Shares of any Fund may be purchased at the NAV per share next determined after receipt in good order of the purchase order by that Fund plus any applicable sales charge.

By Telephone.  For all Funds, an investor may make an initial investment in the Funds by having his or her registered representative telephone MainStay Investments between 8:00 am and 6:00 pm, Eastern Time, on any day the NYSE is open.  The purchase will be effected at the NAV per share next determined following receipt of the telephone order as described above plus any applicable sales charge.  An application and payment must be received in good order by the Funds within three business days.  All telephone calls are recorded to protect shareholders and MainStay Investments.  For a description of certain limitations on the liability of the Funds and MainStay Investments for transactions effected by telephone, see “Shareholder Guide—General Policies” in the Prospectus.

By Wire.  An investor may open an account and invest by wire by having his or her registered representative telephone MainStay Investments between 8:00 am and 6:00 pm, Eastern Time, to obtain an account number and instructions.  For both initial and subsequent investments, federal funds should be wired to:

State Street Bank and Trust Company

ABA No. 011−0000−28

Attn: Custody and Shareholder Services

For Credit: MainStay Funds (DDA# 99029415)

Shareholder Name _______________________________

Shareholder Account No. _____________________________

An application must be received by MainStay Investments within three business days.

The investor’s bank may charge the investor a fee for the wire.  To make a purchase effective the same day, the registered representative must call MainStay Investments by 12:00 noon Eastern Time, and federal funds must be received by MainStay Investments before 4:00 pm Eastern Time.

Wiring money to the Funds will reduce the time a shareholder must wait before redeeming or exchanging shares, because when a shareholder purchases by check or by Automated Clearing House (“ACH”) payment, the Funds may withhold payment for up to 10 days from the date the check or ACH purchase is received.

Additional Investments.  Additional investments in a Fund may be made at any time by mailing a check payable to MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401.  The shareholder’s account number and the name of the Fund and class of shares must be included with each investment.  Purchases will be effected at the NAV per share plus any applicable sales charge as described above.  Additional investments may also be made by wire or ACH payment, as described in the Prospectus.

The Company’s officers may waive the initial and subsequent investment minimums for certain purchases when they deem it appropriate, including, but not limited to, purchases through certain qualified retirement plans; purchases by the Directors; purchases by New York Life and its subsidiaries and their employees, officers, directors, agents or former employees (and immediate family members); purchases through financial services firms that have entered into an agreement with the Funds or the Distributor; purchases through New York Life employee and agent investment plans; investments resulting from distributions by other New York Life products and products of the Distributor; and purchases by certain individual participants.

Systematic Investment Plans.  Investors whose bank is a member of the ACH may purchase shares of a Fund through AutoInvest.  AutoInvest facilitates investments by using electronic debits, authorized by the shareholder, to a checking or savings account, for share purchases. When the authorization is accepted (usually within two weeks of receipt), a shareholder may purchase shares by calling MainStay Investments, toll free at 1-800-MAINSTAY (1-800-624-6782) (between 8:00 am and 4:00 pm Eastern Time).  The investment will be effected at the NAV per share next determined after receipt in good order of the order, plus any applicable sales charge, and normally will be credited to the shareholder’s Fund account within two business days thereafter. Shareholders whose bank is an ACH member also may use AutoInvest to automatically purchase shares of a Fund on a scheduled basis by electronic debit from an account designated by the shareholder on an application form.  The initial investment must be in accordance with the stated investment amounts. Subsequent minimum investments are $50 monthly, $100 quarterly, $250 semiannually, or $500 annually.  The investment day may be any day from the first through the twenty-eighth of the respective month. Redemption proceeds from Fund shares purchased by AutoInvest may not be paid until 10 days or more after the purchase date.  Fund shares may not be redeemed by AutoInvest.

Purchases in Kind.  Investors, including certain clients of NYLIM and ICAP, may, subject to the approval of  the Board, purchase shares of a Fund with liquid securities that are eligible for purchase by that Fund and that have a value that is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on a bona fide domestic or foreign exchange.  These transactions will be effected only if ICAP intends to retain the security in the Fund as an investment.  Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of the purchase.  An investor must call the Funds at 1-800-MAINSTAY (1-800-624-6782) before sending any securities.  The Funds reserve the right to amend or terminate this practice at any time.

How to Redeem Shares of the Fund

Shares may be redeemed directly from MainStay Investments or through your registered representative. Shares redeemed will be valued at the NAV per share next determined after the Funds receive the redemption request in “good order.” “Good order” with respect to a redemption request generally means that a letter must be signed by the record owner(s) exactly as the shares are registered, and the signature(s) must be guaranteed by a Medallion Signature Guarantee.  In cases where redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to MainStay Investments must be submitted before the redemption request will be accepted.  The requirement for a signed letter may be waived on a redemption of $100,000 or less that is payable to the shareholder(s) of record and mailed to the address of record, or under such other circumstances as the Company may allow. Send your written request to MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401.

Upon the redemption of shares, the redeeming Fund will make payment in cash, except as described below, of the NAV of the shares next determined after such redemption request was received, less any applicable contingent deferred sales charge.

In times when the volume of telephone redemptions is heavy, additional phone lines will be added by the Funds. However, in times of very large economic or market changes, redemptions may be difficult to implement by telephone. When calling the Funds to make a telephone redemption, shareholders should have available their account number and Social Security or Taxpayer I.D. numbers.

The value of the shares redeemed from a Fund may be more or less than the shareholder’s cost, depending on portfolio performance during the period the shareholder owned the shares.

Purchases and redemptions for Class A, C, I, R1, R2 and R3 shares are discussed in the Prospectus under the heading “Shareholder Guide,” and that information is incorporated herein by reference.

The Funds reserve the right to suspend or postpone redemptions during any period when: (1) trading on the NYSE is restricted, as determined by the SEC, or that exchange is closed for other than customary weekend and holiday closings, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of one or more of the Funds not reasonably practicable.

The Company and the Distributor reserve the right to redeem shares of any shareholder who has failed to provide the Company with a certified Taxpayer I.D. number or such other tax-related certifications as the Company may require.  A notice of redemption, sent by first class mail to the shareholder’s address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the NAV determined as of the close of business on that date unless a certified Taxpayer I.D. number (or such other information as the Company has requested) has been provided.

Redemption Fee

The ICAP International Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at market value), on redemptions (including exchanges) of Class A, C, and I shares of the Funds made within one month of purchase.  The redemption fee is paid directly to the Fund and is implemented as a 2.00% reduction in the proceeds that would otherwise be received by a redeeming shareholder.  The fee is designed to offset out-of-pocket administrative costs associated with short-term trading.  For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund.  The redemption fee does not apply on redemptions effected through a Systematic Withdrawal/Exchange Plan.  The redemption fee may not apply on redemptions of certain benefit plan accounts such as 401(k) plans or Section 529 qualified tuition plans, or on redemptions of shares held at the time of death or the initial determination of a permanent disability of a shareholder.

Please contact MainStay Investments at 1-800-MAINSTAY (1-800-624-6782) if you have any questions as to whether the redemption fee applies to some or all of your shares.

Systematic Withdrawal Plan

MainStay Investments acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any contingent deferred sales charge, if applicable. See the Prospectus for more information.

Redemptions in Kind

The Company has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90−day period for any one shareholder.  The Company reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Fund’s portfolio.  The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed.  If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

How to Exchange Shares of the Funds

Exchanges will be based upon each Fund’s NAV per share next determined following receipt of a properly executed exchange request.

Subject to the conditions and limitations described herein, Class A, Class C, Class I, Class R1, Class R2 and Class R3 shares of a Fund may be exchanged for shares of an identical class of any MainStay Fund registered for sale in the state of residence of the investor or where an exemption from registration is available and only with respect to Funds that are available for sale to new investors.  All exchanges are subject to a minimum investment requirement and a minimum balance requirement.  An exchange may be made by either writing to MainStay Investments at the following address: MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401, or by calling MainStay Investments at 1-800-MAINSTAY (1-800-624-6782) (8:00 am to 6:00 pm Eastern Time).

Generally, shareholders may exchange their Class A shares of a Fund for Class A shares of another Fund, without the imposition of a sales charge.  Any such exchanges will be based upon each Fund’s NAV per share next determined following receipt of a properly executed exchange request.

Shares of a Fund that are subject to a contingent deferred sales charge may be exchanged for the same class of shares of another MainStay Fund at the NAV next determined following receipt of a properly executed exchange request, without the payment of a contingent deferred sales charge; the sales charge will be assessed, if applicable, when the shareholder redeems his or her shares without a corresponding purchase of shares of another MainStay Fund.  For purposes of determining the length of time a shareholder owned shares prior to redemption or repurchase in order to determine the applicable contingent deferred sales charge, if any, shares will be deemed to have been held from the date of original purchase of the shares.  Class C shares of a Fund acquired as a result of subsequent investments, except reinvested dividends and distributions, will be subject to the contingent deferred sales charge when ultimately redeemed or repurchased without purchasing shares of another MainStay Fund.

In times when the volume of telephone exchanges is heavy, additional phone lines will be added by MainStay Investments.  However, in times of very large economic or market changes, the telephone exchange privilege may be difficult to implement.  When calling MainStay Investments to make a telephone exchange, shareholders should have available their account number and Social Security or Taxpayer I.D. numbers.

Under the telephone exchange privilege, shares may only be exchanged among accounts with identical names, addresses and Social Security or Taxpayer I.D. numbers. Shares may be transferred among accounts with different names, addresses and Social Security or Taxpayer I.D. numbers only if the exchange request is in writing and is received in “good order.” If the dealer permits, the dealer representative of record may initiate telephone exchanges on behalf of a shareholder, unless the shareholder notifies the Funds in writing not to permit such exchanges.  There will be no exchanges during any period in which the right of exchange is suspended or date of payment is postponed because the NYSE is closed or trading on the NYSE is restricted or the SEC deems an emergency to exist.

For federal income tax purposes, an exchange is treated as a sale on which an investor may realize a gain or loss. See “Tax Information” for information concerning the federal income tax treatment of a disposition of shares.

The exchange privilege may be modified or withdrawn at any time upon prior notice.

ALTERNATIVE SALES ARRANGEMENTS

Initial Sales Charge Alternative: Class A Shares

The sales charge on Class A shares of the Funds is a variable percentage of the public offering price depending upon the amount of the sale, as follows:

	Sales Charge as a Percentage of:		Sales Charge as a Percentage of Offering Price:
Amount of Purchase	Offering Price	Net Amount Invested	Retained by Dealer	Retained by the Distributor

Less than $50,000	5.50%	5.82%	4.75%	0.75%
$50,000 to $99,999	4.50%	4.71%	4.00%	0.50%
$100,000 to $249,999	3.50%	3.63%	3.00%	0.50%
$250,000 to $499,999	2.50%	2.56%	2.00%	0.50%
$500,000 to $999,999	2.00%	2.04%	1.75%	0.25%
$1,000,000 or more(1)	None	None	None(2)	None

___________________________

 (1)

No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase. See “Reduced Sales Charges on Class A Shares — Contingent Deferred Sales Charge: Class A Shares”  below.

(2)

Although an investor will not pay an initial sales charge on investments of $1,000,000 or more, the Distributor may pay, from its own resources, a commission to dealers on such investments. See “Purchases at Net Asset Value” below for more information.

The Distributor may allow the full sales charge to be retained by dealers.  The amount retained may be changed from time to time.  The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares.  A selected dealer who receives a reallowance in excess of 90% of such a sales charge may be deemed to be an “underwriter” under the Securities Act.

Purchases at Net Asset Value

Purchases of Class A shares in an amount equal to $1 million or more will not be subject to an initial sales charge, but may be subject to a contingent deferred sales charge of 1% on shares redeemed within one year of the date of purchase. See “Reduced Sales Charges on Class A Shares — Contingent Deferred Sales Charge: Class A Shares.”

A Fund’s Class A shares may be purchased at NAV, without payment of any sales charge, by its Directors and New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members).

In addition, Class A share purchases of Funds in an amount less than $1,000,000 by defined contribution plans, other than 403(b) plans, that are sponsored by employers with 50 or more employees are treated as if such purchases were equal to an amount more than $1,000,000 but less than $2,999,999.  Such purchases by defined contribution plans may be subject to a contingent deferred sales charge of 1% on shares redeemed within one year of the date of purchase.  See “Reduced Sales Charges on Class A Shares — Contingent Deferred Sales Charge: Class A Shares.”

Class A shares of the Funds also may be purchased at NAV, without payment of any sales charge, if purchased through financial services firms such as broker-dealers, investment advisers and other financial institutions that have entered into an agreement with the Funds or the Distributor that provides for the sale and/or servicing of Fund shares in respect of beneficial owners that are clients of the financial services firms or intermediaries contracting with such firms. Sales and/or servicing agreements with third parties also have been established on behalf of Class C shares.  The Funds, the Distributor, or affiliates may pay fees to such firms and/or intermediaries in connection with these arrangements on behalf of Class A and/or C shares.

Class I shares of the Funds are sold at NAV.  Class I shares may be purchased by (1) existing Class I shareholders who owned shares of the no-load class of any Fund as of August 25, 2006, (2) individuals investing at least $5 million in a Fund, and (3) institutional investors.  For purposes of Class I share eligibility, the term “institutional investors” includes, but is not limited to, (i) individuals purchasing through certain “wrap fee” or other programs sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with the Distributor, (ii) individuals purchasing through certain registered investment advisory firms or related group of firms, which in the aggregate own, invest, or manage at least $100 million in securities of unaffiliated issuers, provided that the average individual investment in a Fund by such a firm’s client accounts is at least $250,000, (iii) certain employer-sponsored, association or other group retirement or employee benefit plans or trusts having a service arrangement with NYLIM Retirement Plan Services, the Distributor, or their affiliates, (iv) certain financial institutions, endowments, foundations or corporations having a service arrangement with the Distributor or its affiliates, and (v) certain  investment advisers, dealers or registered investment companies purchasing for their own account or for the account of other institutional investors.

Although an investor will not pay a sales charge on Class I shares or on Class A share investments of $1,000,000 or more, the Distributor may pay, from its own resources, a commission to dealers on such investments.  The Distributor may pay up to 0.10% of the value of Class I shares of certain Funds, at the time of sale and/or annually on Class I shares held, to dealers with which the Distributor has a service arrangement. With respect to Class A share investments of $1,000,000 or more in certain Funds, the dealer may receive a commission of up to 1.00% on the portion of a sale from $1,000,000 to $2,999,999, up to 0.50% of any portion from $3,000,000 to $4,999,999 and up to 0.40% on any portion of $5,000,000 or more.  Commissions will be  calculated on a calendar year basis. Such commissions will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

Reduced Sales Charges on Class A Shares

Right of Accumulation.  Under a right of accumulation, purchases of one or more Funds by a “Qualified Purchaser” will be aggregated for purposes of computing the sales charge. “Qualified Purchaser” includes (1) an individual and his/her spouse and their children under the age of 21, and (2) any other organized group of persons, whether incorporated or not, which is itself a shareholder of the Fund, including group retirement and benefit plans (other than IRAs and non-ERISA 403(b) Plans), provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Letter of Intent (LOI).  Qualified Purchasers may obtain reduced sales charges by signing an LOI.  The LOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the LOI.  The sales charge is based on the total amount to be invested during a 24−month period.  A 90−day backdated period can be used to include earlier purchases; the 24−month period would then begin on the date of the first purchase during the 90−day period.  For more information, call your registered representative or MainStay Investments at 1-800-MAINSTAY (1-800-624-6782).

On the initial purchase, if required (or, on subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by MainStay Investments in shares registered in the shareholder’s name in order to assure payment of the proper sales charge.  If total purchases pursuant to the LOI (less any dispositions and exclusive of any distribution on such shares automatically reinvested) are less than the amount specified, MainStay Investments will notify the shareholder prior to the expiration of the LOI that the total purchases toward the LOI were not met and will state the amount that needs to be invested in order to meet the dollar amount specified by the LOI.  If not remitted within 20 days after the written request, MainStay Investments will process an LOI adjustment.

Contingent Deferred Sales Charge: Class A Shares.  In order to recover commissions paid to dealers on qualified investments of $1 million or more, a contingent deferred sales charge of 1% may be imposed on redemptions of such investments made within one year of the date of purchase.  Purchases of Class A shares at NAV through financial services firms or by certain persons that are affiliated with or have a relationship with New York Life or its affiliates (as described above) will not be subject to a contingent deferred sales charge.

Class A shares that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents:  (1) capital appreciation of Fund assets, (2) reinvestment of dividends or capital gains distributions, or (3) Class A shares redeemed more than one year after their purchase.  The contingent deferred sales charge on subject Class A shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, qualified domestic relations orders (“QDROs”) and required excess contribution returns pursuant to applicable IRS rules, and required minimum distributions at age 70-1/2 for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the  termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company LLC or an affiliate as the recordkeeper, and participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Code; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic monthly or quarterly withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder’s Class A shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates; and (xi) continuing, periodic monthly or quarterly withdrawals under the Systematic Withdrawal Plan for IRA and 403(b)(7) TSA participants for normal  distributions based on their life expectancy.  The contingent deferred sales charge may be waived on other sales or redemptions to promote goodwill and/or because the sales effort, if any, involved in making such sales is negligible.  Class A shares of a Fund that are purchased without an initial front-end sales charge may be exchanged for Class A shares of another MainStay Fund without the imposition of a contingent deferred sales charge, although, upon redemption, contingent deferred sales charges may apply to the Class A shares that were acquired through an exchange if such shares are redeemed within one year of the date of the initial purchase.

The contingent deferred sales charge will be applicable to amounts invested pursuant to a right of accumulation or an LOI to the extent that (a) an initial front-end sales charge was not paid at the time of the purchase and (b) any shares so purchased are redeemed within one year of the date of purchase.

For federal income tax purposes, the amount of the contingent deferred sales charge generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

Contingent Deferred Sales Charge: Class C Shares

A contingent deferred sales charge of 1% of the NAV of Class C shares will be imposed on redemptions of Class C shares of the Funds at the time of any redemption by a shareholder that reduces the current value of the shareholder’s Class C account in any Fund to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class C shares in that Fund during the preceding one year.

Class C shares that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (1) capital appreciation of Fund assets, (2) reinvestment of dividends or capital gains distributions, or (3) Class C shares redeemed more than one year after their purchase.  The contingent deferred sales charge on subject Class C shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, QDROs and required excess contribution returns pursuant to applicable IRS rules, and required minimum distributions at age 70−1/2 for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company LLC or an affiliate as the recordkeeper, and participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Code; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic monthly or quarterly withdrawals within one year of the date of the initial purchase under the Systematic Withdrawal Plan up to an annual total of 10% of the value of a shareholder’s Class C shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates; and (xi) continuing, periodic monthly or quarterly withdrawals under the Systematic Withdrawal Plan for IRA and 403(b)(7) TSA participants for normal distributions based on their life expectancy.  The contingent deferred sales charge may be waived on other sales or redemptions to promote goodwill and/or because the sales effort, if any, involved in making such sales is negligible.  Class C shares of a Fund may be exchanged for Class C shares of another MainStay Fund without the imposition of a contingent deferred sales charge, although, upon redemption, contingent deferred sales charges may apply to the Class C shares that were acquired through an exchange if such shares are redeemed within one year of the date of the initial purchase.

Proceeds from the contingent deferred sales charge are paid to, and are used in whole or in part by, the Distributor to defray its expenses related to providing distribution related services to the Funds in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents.  The combination of the contingent deferred sales charge and the distribution fee facilitates the ability of the Funds to sell the Class C shares without a sales charge being deducted at the time of purchase.

TAX-DEFERRED RETIREMENT PLANS

Cash or Deferred Profit Sharing Plans Under Section 401(k) for Corporations and Self-Employed Individuals

Shares of a Fund may be purchased as an investment under a cash or deferred profit sharing plan intended to qualify under Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”) adopted by a corporation, a self-employed individual (including sole proprietors and partnerships), or other organization.  All Funds may be used as funding vehicles for qualified retirement plans, including 401(k) plans, which may be administered by third-party administrator organizations.  The Distributor does not sponsor or administer such qualified plans at this time.

Individual Retirement Account (“IRA”) and Coverdell Education Savings Account (“CESA”)

Shares of a Fund may also be purchased as an underlying investment for an IRA made available by the Distributor.  Two types of IRAs are available −− a traditional IRA and the Roth IRA.  The Funds also offer the CESA.

Traditional IRAs.  An individual may contribute as much as $4,000 of his or her earned income to a traditional IRA.  A married individual filing a joint return may also contribute to a traditional IRA for a nonworking spouse.  The maximum deduction allowed for a contribution to a spousal IRA is the lesser of (1) $4,000, or (2) the sum of (i) the compensation includible in the working spouse’s gross income plus (ii) any compensation includible in the gross income of the nonworking spouse, reduced by the amount of the deduction taken by the working spouse.  The maximum deduction for an IRA contribution by a married couple is $8,000.  The maximum deduction for an IRA contribution (including catch-up contributions discussed below) by an individual over 50 is $5,000 and by a married couple over 50 is $10,000.

Eligible individuals age 50 and older may make additional contributions to their traditional IRAs in the form of catch-up contributions.  The maximum limit for a catch-up contribution is $1,000 for 2006 and beyond.

An individual who has not attained age 70−1/2 may make a contribution to a traditional IRA that is deductible for federal income tax purposes.  For the 2005 tax year, a contribution is deductible only if the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($70,000−$80,000 for married individuals filing a joint return and $50,000 − $60,000 for single filers).  In addition, a married individual may make a deductible IRA contribution even though the individual’s spouse is an active participant in a qualified employer’s retirement plan, subject to a phase-out for adjusted gross income between $150,000 − $160,000 ($0 − $10,000 for non-participant spouses filing a separate return). However, an individual not permitted to make a deductible contribution to an IRA may nonetheless make nondeductible contributions up to the maximum contribution limit for that year.  The deductibility of IRA contributions under state law varies from state to state.

Distributions from IRAs (to the extent they are not treated as a tax-free return of nondeductible contributions) are taxable under federal income tax laws as ordinary income.  There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts.  In general, all traditional IRAs are aggregated and treated as one IRA, all withdrawals are treated as one withdrawal, and then a proportionate amount of the withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable.  Certain early withdrawals are subject to an additional penalty tax. However, there are exceptions for certain withdrawals, including: withdrawals up to a total of $10,000 for qualified first-time home buyer expenses or withdrawals used to pay “qualified higher education expenses” of the taxpayer or his or her spouse, child or grandchild.  There are also special rules governing when IRA distributions must begin and the minimum amount of such distributions; failure to comply with these rules can result in the imposition of an excise tax.

Roth IRAs.  Roth IRAs are a form of individual retirement account that feature nondeductible contributions that may be made even after the individual attains the age of 70−1/2.  In certain cases, distributions from a Roth IRA may be tax free.  The Roth IRA, like the traditional IRA, is subject to a $4,000 ($8,000 for a married couple, $5,000 for individuals over age 50, and $10,000 for a married couple over age 50) contribution limit (taking into account both Roth IRA and traditional IRA contributions).  The maximum contribution that can be made is phased-out for taxpayers with adjusted gross income between $95,000 and $110,000 ($150,000 − $160,000 if married filing jointly).  If the Roth IRA has been in effect for five years, and distributions are (1) made on or after the individual attains the age of 59-1/2; (2) made after the individual’s death; (3) attributable to disability; or (4) used for “qualified first-time home buyer expenses,” they are not taxable.  If these requirements are not met, distributions are treated first as a return of contributions and then as taxable earnings.  Taxable distributions may be subject to the same excise tax described above with respect to traditional IRAs.  All Roth IRAs, like traditional IRAs, are treated as one IRA for this purpose. Unlike the traditional IRA, Roth IRAs are not subject to minimum distribution requirements during the account owner’s lifetime. However, the amount in a Roth IRA is subject to required distribution rules after the death of the account owner.

Eligible individuals age 50 and older may make additional contributions to their Roth IRAs in the form of catch-up contributions.  The maximum limit for a catch-up contribution is $1,000 for 2006 and beyond.

Coverdell Education Savings Accounts.  A taxpayer may make nondeductible contributions of up to $2,000 per year per beneficiary to a CESA.  Contributions cannot be made after the beneficiary becomes 18 years old unless the beneficiary qualifies as a special needs beneficiary.  The maximum contribution is phased out for taxpayers with adjusted gross income between $95,000 and $110,000 ($190,000 − $220,000 if married filing jointly).  Earnings are tax-deferred until a distribution is made.  If a distribution does not exceed the beneficiary’s “qualified higher education expenses” for the year, no part of the distribution is taxable.  If part of a distribution is taxable, a penalty tax will generally apply as well.  Any balance remaining in a CESA when the beneficiary becomes 30 years old must be distributed and any earnings will be taxable and subject to a penalty tax upon distribution.

All income and capital gains deriving from IRA investments in the Fund are reinvested and compounded tax-deferred until distributed from the IRA.  The combination of annual contributions to a traditional IRA, which may be deductible, and tax-deferred compounding can lead to substantial retirement savings. Similarly, the combination of tax free distributions from a Roth IRA or CESA combined with tax-deferred compounded earnings on IRA and CESA investments can lead to substantial retirement and/or education savings.

403(B)(7) Tax Sheltered Account

Shares of a Fund may also be purchased as the underlying investment for tax sheltered custodial accounts (403(b)(7) TSA plans) made available by the Distributor.  In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions or a public school system) are eligible to participate in a 403(b)(7) TSA plan.

General Information

Shares of a Fund may also be a permitted investment under profit sharing, pension, and other retirement plans, IRAs, CESAs and tax-deferred annuities other than those offered by the Fund depending on the provisions of the relevant plan.  Third-party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

The custodial agreements and forms provided by the Funds’ custodian and transfer agent designate New York Life Trust Company as custodian for IRAs, CESAs and 403(b)(7) TSA plans (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans.  Each plan provides that dividends and distributions will be reinvested automatically.  For further details with respect to any plan, including fees charged by New York Life Trust Company, tax consequences and redemption information, see the specific documents for that plan.

The federal tax laws applicable to retirement plans, IRAs, CESAs and 403(b)(7) TSA plans are extremely complex and change from time to time.  Therefore, an investor should consult with his or her own professional tax adviser before establishing any of the tax-deferred retirement plans described above.

TAX INFORMATION

The discussion herein relating to certain federal income tax considerations is presented for general informational purposes only. Since the tax laws are complex and tax results can vary depending upon specific circumstances, investors should consult their own tax adviser regarding an investment in a Fund, including the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.  The discussion is based upon provisions of the Code, the regulations promulgated thereunder, and judicial and administrative rulings, all of which are subject to change, which change may be retroactive.

Taxation of the Funds

Each Fund intends to qualify annually and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code.  If a Fund so qualifies and elects, it generally will not be subject to federal income tax on its investment company taxable income (which includes, among other items, dividends, interest, and the excess, if any, of net short term capital gains over net long-term capital losses) and its net capital gains (net long-term capital gains in excess of net short term capital losses) that it distributes to its shareholders.

Each Fund intends to distribute, at least annually, to its shareholders substantially all of its investment company taxable income and its net capital gains.  In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

To qualify for treatment as a regulated investment company, a Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income derived from certain qualified publicly traded partnerships, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in stock, securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, that with respect to any one issuer do not represent more than 5% of the value of the Fund’s total assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income.

If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income for purposes of the 90% gross income requirement described above.  To date, however, no such regulations have been issued.

The diversification requirements relating to the qualification of a Fund as a regulated investment company may limit the extent to which a Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities transactions.  In addition, if a Fund were unable to dispose of portfolio securities due to settlement problems relating to foreign investments or due to the holding of illiquid securities, the Fund’s ability to qualify as a regulated investment company might be affected.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, a Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary taxable income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary taxable income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed by the Fund or taxed to the Fund during such years.  To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

Character of Distributions to Shareholders – General

Distributions of investment company taxable income, including distributions of net short-term capital gains, are characterized as ordinary income.  Distributions of a Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund’s shares.  All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of a Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

Under recently enacted tax legislation, the maximum individual tax rate on income from qualified dividends is currently 15%.  Each of the Funds that invest in stock will be able to designate a portion of its ordinary income distributions as qualified dividends to the extent that the Fund derives income from qualified dividends.  A more than 60 day holding period requirement must be satisfied by both the Fund and the shareholder with respect to each qualified dividend in order to be eligible for the reduced tax rate.

If a portion of a Fund’s net investment income is derived from dividends from domestic corporations, then a portion of such distributions may also be eligible for the corporate dividends-received deduction.  Capital gain distributions will not be eligible for the corporate dividends-received deduction.  The dividends-received deduction is reduced to the extent shares of a Fund are treated as debt-financed under the Code and is generally eliminated unless such shares are deemed to have been held for more than 45 days during a specified period.  In addition, the entire dividend (including the deducted portion) is includable in the corporate shareholder’s alternative minimum taxable income.

A Fund’s distributions with respect to a given taxable year may exceed its current and accumulated earnings and profits available for distribution.  In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for federal income tax purposes, thus reducing each shareholder’s cost basis in his Fund shares.  Distributions in excess of a shareholder’s cost basis in his shares would be treated as a gain realized from a sale of such shares.

Distributions by a Fund reduce the net asset value of the Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.  In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund.  The price of shares purchased at that time includes the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will then receive a partial return of their investment upon such distribution, which will nevertheless generally be taxable to them.

A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be includable in the gross income of shareholders in the calendar year in which it is declared, rather than the calendar year in which it is received.

Federal Income Tax Capital Loss Carryforwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss.  A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried.  If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.  Accordingly, the Funds do not expect to distribute such capital gains.  The Funds cannot carry back or carry forward any net operating losses.

Dispositions of Fund Shares

Upon redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder’s tax basis for the shares.  Any gain or loss generally will be a capital gain or loss if the shares of a Fund are capital assets in the hands of the shareholder, and generally will be taxable to shareholders as long-term capital gains if the shares had been held for more than one year.

A loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less at the time of their disposition.  A loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (whether through reinvestment of distributions, or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Individual shareholders may generally deduct in any year only $3,000 of capital losses that are not offset by capital gains and any remaining losses may be carried over to future years.  Corporations may generally deduct losses only to the extent of capital gains with certain carryovers for excess losses.

Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares.  This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new shares are acquired without a sales charge or at a reduced sales charge pursuant to a right acquired upon the initial purchase of shares.  In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares.  The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares and will be reflected in their basis.

Foreign Currency Gains and Losses

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward and other contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.  These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s net investment income to be distributed to its shareholders.  If Section 988 losses exceed other investment company taxable income (which includes, among other items, dividends, interest and the excess, if any, of net short-term capital gains over net long-term capital losses) during the taxable year, a Fund would not be able to make any ordinary dividend distributions, and distributions made before the losses were realized would be recharacterized as a return of capital to shareholders or, in some cases, as capital gain, rather than as an ordinary dividend.

Taxation of Options, Futures and Similar Instruments

Many of the options, futures contracts and forward contracts entered into by a Fund will be classified as “Section 1256 contracts.” Generally, gains or losses on Section 1256 contracts are considered 60% long-term and 40% short-term capital gains or losses (“60/40”).  Also, certain Section 1256 contracts held by a Fund are “marked-to-market” at the times required pursuant to the Code with the result that unrealized gains or losses are treated as though they were realized.  The resulting gain or loss generally is treated as 60/40 gain or loss, except for foreign currency gain or loss on such contracts, which generally is ordinary in character.

Distribution of Fund gains from hedging transactions will be taxable to shareholders. Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by a Fund.  In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in the taxable year in which such losses are realized.

Furthermore, certain transactions (including options and futures contracts) with respect to an “appreciated position” in certain financial instruments may be deemed a constructive sale of the appreciated position, requiring the immediate recognition of gain as if the appreciated position were sold.

Because only a few regulations implementing the straddle rules have been promulgated, and regulations relating to constructive sales of appreciated positions have yet to be promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear.  The hedging transactions in which a Fund engages may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles.  If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

The diversification requirements applicable to a Fund’s status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts or forward contracts or swaps.

Foreign Taxes

Investment income and gains received by a Fund from sources outside the United States may be subject to foreign taxes which were paid or withheld at the source.  The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds’ shareholders. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which each Fund’s assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance.

The ICAP International Fund may qualify for and make the election permitted under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities of foreign corporations.  Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to claim a deduction (as an itemized deduction) for his pro rata share of such foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income taxes, subject to limitations.  Foreign taxes may not be deducted by a shareholder that is an individual in computing the alternative minimum tax.  Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass-through” for that year and, if so, such notification will designate (a) the shareholder’s portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from sources within each such country.

The foreign tax credit and deduction available to shareholders is subject to certain limitations imposed by the Code, including a holding period requirement with respect to Fund shares. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his total foreign source taxable income.  For this purpose, if the ICAP International Fund makes the election described in the preceding paragraph, the source of the Fund’s income flows through to its shareholders. With respect to the Funds, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains generally will be treated as ordinary income derived from U.S. sources.  The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including foreign source passive income received from a Fund.  In addition, the foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals.  If a Fund is not eligible to make the election described above, the foreign income and similar taxes it pays generally will reduce investment company taxable income and distributions by a Fund will be treated as United States source income.

It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed its pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from taxation by virtue of such shareholder’s tax-exempt status, and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income.

The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

Passive Foreign Investment Companies

The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies (“PFICs”).  In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.  If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.  In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.  Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.  Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.  If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply.

Alternatively, a Fund may elect to mark to market its PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income.  Any mark-to-market losses would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Tax Reporting Requirements and Backup Withholding

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Shareholders are also required to report tax-exempt interest.

Redemptions of shares, including exchanges for shares of one Fund for shares of another Fund, may result in tax consequences (gain or loss) to the shareholder and generally are also subject to these reporting requirements.

Under the federal income tax law, a Fund will be required to report to the IRS all distributions of income (other than exempt-interest dividends) and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders.

Each distribution is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Under the backup withholding provisions of the Code, all taxable distributions and proceeds from the redemption or exchange of a Fund’s shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder’s correct taxpayer identification number, (2) the IRS notifies the Fund or shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld are creditable against the shareholder’s U.S. federal tax liability.  Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

State and Local Taxes

Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation.

Foreign Shareholders

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).  An investment in a Fund may also result in the imposition of U.S. estate tax with respect to such investment.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[name], [address], has been selected as the independent registered public accounting firm for the Company.  [name] examines the financial statements of the Funds and provides other audit, tax, and related services as pre-approved by the Audit and Compliance Committee.

TRANSFER AGENT

NYLIM Service Company, LLC (“NYLIM SC”), an affiliate of NYLIM, serves as the transfer agent and dividend disbursing agent for the MainStay Funds.  NYLIM SC has its principal office and place of business at 169 Lackawanna Avenue, Parsippany, New Jersey 07054. Pursuant to a transfer agency and service agreement with the Company, NYLIM SC provides transfer agency services, such as the receipt of purchase and redemption orders, the receipt of dividend reinvestment instructions, the preparation and transmission of dividend payments and the maintenance of various records of accounts. The Company pays NYLIM SC fees in the form of per account charges.  NYLIM SC has entered into a sub-transfer agency and service agreement with Boston Financial Data Services, Inc. (“BFDS”) located at 66 Brooks Drive, Braintree, Massachusetts 02184-3839 and pays to BFDS per account fees for performing certain transfer agency and shareholder recordkeeping services.

Transfer agent fees and expenses are charged to the Funds based on the number of accounts being serviced. Although the fees and expenses charged on this basis are generally in line with the average of other fund complexes, certain Funds or Classes have smaller average account sizes than the mutual fund industry average.  As a result, when expressed as a percentage of assets, the transfer agent fees and expenses and gross total operating expenses of those Funds or Classes are relatively higher.  The Company may, from time to time, consider and implement measures intended to increase average shareholder account size and/or reduce the Company’s transfer agent fees and expenses.

SUB-ADMINISTRATOR

Investors Bank & Trust Company, 200 Clarenden Street, P.O. Box 9130, Boston, Massachusetts 02116 (“IBT”) provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with NYLIM.  These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds’ respective net asset values, and assisting NYLIM in conducting various aspects of the Funds’ administrative operations.  For providing these services to the Funds, IBT is compensated by NYLIM.

CUSTODIAN

IBT also serves as custodian of cash and securities of the Funds and has subcustodial agreements for holding the Funds’ foreign assets.

LEGAL COUNSEL

Legal advice regarding certain matters relating to the federal securities laws has been provided by [name], [address].

FINANCIAL STATEMENTS

The following audited financial statements are incorporated herein by reference to the Funds’ Annual Report for the year ended December 31, 2005 as filed with the SEC on February 28, 2006:

(a)  Schedules of Investments by Sector as of December 31, 2005.

(b)  Statements of Assets and Liabilities as of December 31, 2005.

(c)  Statements of Operations for the year ended December 31, 2005.

(d)  Statements of Changes in Net Assets for the years ended December 31, 2004 and 2005.

(e)  Financial Highlights for the years ended December 31, 2001, 2002, 2003, 2004 and 2005.

(f)  Notes to Financial Statements.

(g) Report of Independent Registered Public Accounting Firm dated January 27, 2006.

PART C

OTHER INFORMATION

Item 23.  Exhibits

See “Exhibit Index.”

Item 24.  Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

Article VI of Registrant's By-Laws provides as follows:

ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

In addition, officers and directors of the Registrant and its adviser are insured under a directors and officers/ errors and omissions insurance policy which has an aggregate policy limit of $15 million.

On February 11, 2004, the Registrant entered into indemnification agreements with each of its disinterested directors at that time whereby the Registrant agreed to hold harmless and indemnify the disinterested directors to the fullest extent authorized by the Maryland General Corporation Law and the Investment Company Act of 1940, as amended (the “1940 Act”), and to advance expenses to the disinterested directors for reasonable legal or other expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Information regarding the business, profession, vocation or employment of a substantial nature of the directors and officers of the Registrant’s investment adviser (New York Life Investment Management LLC (“NYLIM”)) and subadviser (Institutional Capital LLC (“ICAP”)) is hereby incorporated by reference to Part I of NYLIM’s and ICAP’s Form ADV, respectively, as filed with the SEC.

Item 27.  Principal Underwriters

a.

NYLife Distributors LLC acts as the principal underwriter for:

The MainStay Funds (File No. 33-2610)

Eclipse Funds Inc. (File No. 33-36962)

Eclipse Funds (File No. 33-08865)

MainStay VP Series Fund, Inc. (File No. 33-286082)

NYLIAC Variable Universal Life Separate Account I

NYLIAC Multi-Funded Annuity Separate Account I

NYLIAC Multi-Funded Annuity Separate Account II

NYLIAC Variable Annuity Separate Account I

NYLIAC Variable Annuity Separate Account II

NYLIAC Variable Annuity Separate Account III

NYLIAC Variable Life Insurance Separate Account

NYLIAC Corporate Sponsored Variable Universal Life Separate Account I

NYLIAC Institutionally Owned Life Insurance Separate Account

b.

Name and Principal Address(1)	Business Position(s) and Office(s) with NYLife Distributors, Inc.	Position(s) and Office(s) with the ICAP Funds

Brian A. Murdock	Chairman of the Board and President	None [proposed: Director and Chief Executive Officer]

Christopher O. Blunt	Manager and Executive Vice President, NYLIM Product Distribution	None [proposed: President]

Robert J. Hebron	Manager and Executive Vice President, COLI Distribution	None

John R. Meyer	Manager and Executive Vice President, Variable Annuity and Agency Mutual Funds Distribution	None

Scott L. Berlin	Manager and Executive Vice President, Non-COLI Variable Life Distribution	None

John A. Cullen	Manager	None

Barry A. Schub	Manager	None

Stephen P. Fischer	Senior Managing Director, NYLIM Products Marketing	None

Barbara McInerney	Senior Managing Director, Compliance	None

Alison H. Micucci	Senior Managing Director, Compliance	None [proposed: Chief Compliance Officer]

Robert E. Brady	Manager and Managing Director Operations	None

Thomas A. Clough	Managing Director, Retirement Services	None

Joseph J. Henehan	Managing Director, Retirement Services	None

Edward P. Linder	Managing Director, Variable Annuity and Agency Mutual Funds Distribution	None

Beverly J. Moore	Managing Director, Marketing Communications	None

Gary L. Warren	Managing Director, COLI Distribution	None

Wendy K. Fishler	Managing Director − National Accounts	None

Mark A. Gomez	Managing Director and Chief Compliance Officer	None

Julia D. Holland	Managing Director − SMA Distribution	None

Marguerite E. H. Morrison	Managing Director and Secretary	None [proposed: Secretary]

Gary M. O'Neill	Managing Director − Agency Distribution	None

______________________

(1)  169 Lackawanna Avenue, Parsippany, New Jersey 07054

c.

Not applicable.

Item 28.  Location of Accounts and Records

All accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder, are in the possession of ICAP, Registrant's subadviser, at Registrant's corporate offices, except (1) records held and maintained by Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117, relating to its function as custodian, administrator and fund accountant, (2) records held and maintained by UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 relating to its function as transfer agent , and (3) records held and maintained by Registrant's investment adviser, NYLIM, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Item 29.  Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 23th day of June, 2006.

ICAP FUNDS, INC. (Registrant)

By:

/s/ Robert H. Lyon

Robert H. Lyon

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Pamela H. Conroy	Vice President, Secretary, Treasurer	June 23, 2006
Pamela H. Conroy	and Chief Compliance Officer
(principal financial officer)

/s/ James A. Gentry	Director	June 26, 2006
James A. Gentry

/s/ Joseph Andrew Hays	Director	June 22, 2006
Joseph Andrew Hays

/s/ Robert H. Lyon	President and a Director	June 23, 2006
Robert H. Lyon	(principal executive officer)

/s/ Harold W. Nations	Director	June 23, 2006
Harold W. Nations

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference to

(a.1)	Registrant's Articles of Incorporation	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997

(a.2)	Registrant’s Articles Supplementary, dated December 8, 1997	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(a.3)	Registrant’s Articles of Amendment, dated April 29, 2005	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005.

(a.4)	Registrant’s Articles Supplementary, dated ______________, 2006*

(a.5)	Registrant’s Articles of Amendment, dated ______________, 2006*

(b.1)	Registrant's By-Laws	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997

(b.2)	Amendment to Registrant’s By-Laws dated February 16, 2005	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005.

(c)	None

(d.1)	Investment Advisory Agreement dated as of December 30, 1994	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997

(d.2)	Amendment to Investment Advisory Agreement dated as of December 31, 1997 (Select Equity Portfolio)	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(d.3)	Amendment to Investment Advisory Agreement dated as of December 31, 1997 (Euro Select Portfolio)	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(d.4)	Amendment to Investment Advisory Agreement dated as of September 1, 2001 (Euro Select Portfolio)	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2002.

(d.5)	Expense Cap Agreement dated April 30, 1999	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 30, 1999.

(d.6)	First Amendment to Expense Cap Agreement dated April 30, 2000	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 27, 2000.

(d.7)	Second Amendment to Expense Cap Agreement dated April 30, 2001	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 23, 2001.

(d.8)	Third Amendment to Expense Cap Agreement dated September 1, 2001	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2002.

(d.9)	Fourth Amendment to Expense Cap Agreement dated as of May 1, 2002	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2002.

(d.10)	Fifth Amendment to Expense Cap Agreement dated as of May 1, 2003	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2003.

(d.11)	Sixth Amendment to Expense Cap Agreement dated as of May 1, 2004	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004.

(d.12)	Seventh Amendment to Expense Cap Agreement dated as of May 1, 2005	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005.

(d.13)	Eighth Amendment to Expense Cap Agreement dated May 1, 2006	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2006.

(d.14)	Interim Advisory Agreement dated as of ____________, 2006 with ICAP *

(d.15)	Investment Advisory Agreement dated as of ____________, 2006 with NYLIM *

(d.16)	Expense Cap Agreement dated as of ___________, 2006 with NYLIM *

(d.17)	Subadvisory Agreement dated as of ____________, 2006 between NYLIM ICAP *

(e)	Distribution Agreement dated as of ____________, 2006 with NYLife Distributors LLC *

(f)	None

(g.1)	Custodian Agreement with United Missouri Bank, n.a. dated December 30, 1994	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997.

(g.2)	Amendment to Custodian Agreement with United Missouri Bank, n.a.	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(g.3)	Amendment to Custodian Agreement with UMB Bank, n.a. dated as of July 2, 2001	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2002.

(g.4)	Form of Appendix A to Custodian Agreement with UMB Bank, n.a.	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2003.

(g.5)	Rule 17f–5 Delegation Agreement with UMB Bank, n.a. dated February 11, 2004	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004.

(g.6)	Custodian Agreement with Investors Bank and Trust Company dated as of ____________, 2006 *

(h.1)	Transfer Agency Agreement with Sunstone Investor Services, LLC dated as of November 1, 1995	Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1996.

(h.2)	Amendment to Transfer Agency Agreement with Sunstone Investor Services, LLC dated November 13, 1997	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(h.3)	Amended and Restated Administration and Fund Accounting Agreement with Sunstone Financial Group, Inc. dated as of November 13, 1997	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(h.4)	Addendum to Transfer Agency Agreement with UMB Fund Services, Inc. dated July 24, 2002	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2003.

(h.5)	Transfer Agency Agreement with UMB Fund Services, Inc., dated November 20, 2002	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2003.

(h.6)	Administration and Fund Accounting Agreement with UMB Fund Services, Inc. dated November 20, 2002	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2003.

(h.7)	Indemnification Agreement with Dr. Gentry dated February 11, 2004	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004.

(h.8)	Indemnification Agreement with Mr. Hays dated February 11, 2004	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004.

(h.9)	Indemnification Agreement with Mr. Nations dated February 11, 2004	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004.

(h.10)	Sub-Administration and Sub-Fund Accounting Agreement between NYLIM and Investors Bank and Trust Company dated as of ____________, 2006 *

(h.11)	Transfer Agency Agreement with NYLIM Services Company, LLC dated as of __________, 2006 *

(h.12)	Shareholder Services Plan (Class R1 Shares) *

(h.13)	Shareholder Services Plan (Class R2 Shares) *

(h.14)	Shareholder Services Plan (Class R3 Shares) *

(i.1)	Opinion and Consent of Godfrey & Kahn, S.C. (Equity Portfolio)	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997.

(i.2)	Opinion and Consent of Godfrey & Kahn, S.C. (Select Equity and International Portfolios)	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(i.3)	Consent of Godfrey & Kahn, S.C. relating to Exhibits (i.1) and (i.2) **

(j)	Consent of Ernst & Young LLP **

(k)	None

(l)	Subscription Agreements	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997.

(m.1)	Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) *

(m.2)	Plan of Distribution pursuant to Rule 12b-1 (Class C Shares) *

(m.3)	Plan of Distribution pursuant to Rule 12b-1 (Class R2 Shares) *

(m.4)	Plan of Distribution pursuant to Rule 12b-1 (Class R3 Shares) *

(n)	Multiple Class Plan Pursuant to Rule 18f-3*

(o)	Reserved

(p.1)	Code of Ethics for NYLIM *

(p.2)	Code of Ethics for ICAP Funds, Inc. and ICAP	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005.

(q)	None

----------------------------------------

*  To be filed by Amendment.

**Filed herewith.